UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 457-3637

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The KP Funds	Callan

KP Retirement Path Retirement Income Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Retirement Path 2065 Fund: KPRKX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-457-3637.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-457-3637. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all KP Funds if you invest directly with the Funds.

Semi-Annual Report

June 30, 2020

THE KP FUNDS

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path Retirement Income Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 72.5%

KP Fixed Income Fund	18,024,087	$192,678

KP International Equity Fund	3,501,105	33,120

KP Large Cap Equity Fund	6,126,199	83,439

KP Small Cap Equity Fund	1,469,813	14,463

Total Affiliated Registered Investment Companies (Cost $305,354) (000)		323,700

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 27.5%

DFA Commodity Strategy Portfolio, Cl Institutional	1,005,451	4,555

DFA International Real Estate Securities, Cl Institutional	1,212,033	4,557

DFA Real Estate Securities Portfolio, Cl Institutional	251,931	8,898

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	312,732	4,438

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	476,479	4,422

T. Rowe Price New Era Fund, Cl Institutional	174,237	4,673

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,161,671	12,976

Vanguard Short-Term Bond Index Fund, Cl Institutional	3,981,665	43,360

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,382,854	$34,806

Total Unaffiliated Registered Investment Companies (Cost $121,213) (000)		122,685

Total Investments In Securities — 100.0% (Cost $426,567) (000)		$446,385

Percentages are based on Net Assets of $446,385 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path Retirement Income Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$200,120	$14,570	$(30,368)	$7,315	$1,041	$192,678	18,024,087	$-	$-
KP International Equity Fund	33,195	5,571	(2,245)	(3,324)	(77)	33,120	3,501,105	-	-
KP Large Cap Equity Fund	84,703	10,396	(11,231)	(2,119)	1,690	83,439	6,126,199	-	-
KP Small Cap Equity Fund	14,052	2,844	(1,273)	(826)	(334)	14,463	1,469,813	-	-

Totals	$332,070	$33,381	$(45,117)	$1,046	$2,320	$323,700	29,121,204	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2020 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 75.0%

KP Fixed Income Fund	36,847,126	$393,895

KP International Equity Fund	10,762,052	101,809

KP Large Cap Equity Fund	16,745,067	228,068

KP Small Cap Equity Fund	4,709,927	46,346

Total Affiliated Registered Investment Companies (Cost $731,759) (000)		770,118

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 25.0%

DFA Commodity Strategy Portfolio, Cl Institutional	2,300,733	10,422

DFA International Real Estate Securities, Cl Institutional	2,773,346	10,428

DFA Real Estate Securities Portfolio, Cl Institutional	576,467	20,361

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	715,666	10,155

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,090,480	10,120

T. Rowe Price New Era Fund, Cl Institutional	398,584	10,690

Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,658,470	29,695

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,018,319	87,319

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,689,932	$67,706

Total Unaffiliated Registered Investment Companies (Cost $255,244) (000)		256,896

Total Investments In Securities — 100.0% (Cost $987,003) (000)		$1,027,014

Percentages are based on Net Assets of $1,027,013 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2020 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$405,013	$38,032	$(65,966)	$15,555	$1,261	$393,895	36,847,126	$-	$-
KP International Equity Fund	107,146	13,652	(7,088)	(11,562)	(339)	101,809	10,762,052	-	-
KP Large Cap Equity Fund	238,637	25,061	(32,674)	(7,566)	4,610	228,068	16,745,067	-	-
KP Small Cap Equity Fund	47,511	8,247	(4,889)	(4,089)	(434)	46,346	4,709,927	-	-

Totals	$798,307	$84,992	$(110,617)	$(7,662)	$5,098	$770,118	69,064,172	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2025 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 79.2%

KP Fixed Income Fund	41,568,476	$444,367

KP International Equity Fund	20,928,205	197,981

KP Large Cap Equity Fund	28,161,110	383,554

KP Small Cap Equity Fund	9,482,328	93,306

Total Affiliated Registered Investment Companies (Cost $1,067,229) (000)		1,119,208

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 20.8%

DFA Commodity Strategy Portfolio, Cl Institutional	3,147,926	14,260

DFA International Real Estate Securities, Cl Institutional	3,793,863	14,265

DFA Real Estate Securities Portfolio, Cl Institutional	788,763	27,860

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	979,131	13,894

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,492,183	13,847

T. Rowe Price New Era Fund, Cl Institutional	545,017	14,617

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,606,027	40,279

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,280,244	90,172

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,575,475	$64,825

Total Unaffiliated Registered Investment Companies (Cost $294,669) (000)		294,019

Total Investments In Securities — 100.0% (Cost $1,361,898) (000)		$1,413,227

Percentages are based on Net Assets of $1,413,225 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2025 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$454,732	$52,418	$(81,544)	$17,184	$1,577	$444,367	41,568,476	$-	$-
KP International Equity Fund	204,844	28,825	(12,351)	(22,047)	(1,290)	197,981	20,928,205	-	-
KP Large Cap Equity Fund	397,690	41,948	(49,481)	(14,014)	7,411	383,554	28,161,110	-	-
KP Small Cap Equity Fund	93,835	16,864	(8,150)	(8,081)	(1,162)	93,306	9,482,328	-	-

Totals	$1,151,101	$140,055	$(151,526)	$(26,958)	$6,536	$1,119,208	100,140,119	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2030 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.1%

KP Fixed Income Fund	34,428,908	$368,045

KP International Equity Fund	27,662,827	261,690

KP Large Cap Equity Fund	33,664,321	458,509

KP Small Cap Equity Fund	12,692,887	124,898

Total Affiliated Registered Investment Companies (Cost $1,160,945) (000)		1,213,142

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.9%

DFA Commodity Strategy Portfolio, Cl Institutional	3,156,458	14,299

DFA International Real Estate Securities, Cl Institutional	3,804,865	14,306

DFA Real Estate Securities Portfolio, Cl Institutional	791,165	27,943

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	981,893	13,933

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,496,302	13,886

T. Rowe Price New Era Fund, Cl Institutional	546,563	14,659

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,607,539	40,296

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,744,914	51,672

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,517,981	$38,208

Total Unaffiliated Registered Investment Companies (Cost $232,672) (000)		229,202

Total Investments In Securities — 100.0% (Cost $1,393,617) (000)		$1,442,344

Percentages are based on Net Assets of $1,442,338 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2030 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$374,459	$44,464	$(66,557)	$14,467	$1,212	$368,045	34,428,908	$-	$-
KP International Equity Fund	269,177	36,498	(13,120)	(28,913)	(1,952)	261,690	27,662,827	-	-
KP Large Cap Equity Fund	468,882	47,074	(49,846)	(16,536)	8,935	458,509	33,664,321	-	-
KP Small Cap Equity Fund	124,073	21,610	(8,600)	(10,914)	(1,271)	124,898	12,692,887	-	-

Totals	$1,236,591	$149,646	$(138,123)	$(41,896)	$6,924	$1,213,142	108,448,943	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2035 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 88.9%

KP Fixed Income Fund	31,089,459	$332,346

KP International Equity Fund	39,202,202	370,853

KP Large Cap Equity Fund	40,731,439	554,762

KP Small Cap Equity Fund	17,479,765	172,001

Total Affiliated Registered Investment Companies (Cost $1,377,126) (000)		1,429,962

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 11.1%

DFA Commodity Strategy Portfolio, Cl Institutional	3,146,240	14,252

DFA International Real Estate Securities, Cl Institutional	3,792,069	14,258

DFA Real Estate Securities Portfolio, Cl Institutional	788,625	27,855

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	978,753	13,889

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,491,589	13,842

T. Rowe Price New Era Fund, Cl Institutional	544,632	14,607

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,581,563	40,006

Vanguard Short-Term Bond Index Fund, Cl Institutional	2,481,919	27,028

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	538,829	$13,562

Total Unaffiliated Registered Investment Companies (Cost $184,697) (000)		179,299

Total Investments In Securities — 100.0% (Cost $1,561,823) (000)		$1,609,261

Percentages are based on Net Assets of $1,609,252 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2035 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$342,614	$39,568	$(63,944)	$12,789	$1,319	$332,346	31,089,459	$-	$-
KP International Equity Fund	382,809	51,732	(19,006)	(42,066)	(2,616)	370,853	39,202,202	-	-
KP Large Cap Equity Fund	573,141	51,881	(58,726)	(24,083)	12,549	554,762	40,731,439	-	-
KP Small Cap Equity Fund	172,487	28,433	(11,256)	(16,171)	(1,492)	172,001	17,479,765	-	-

Totals	$1,471,051	$171,614	$(152,932)	$(69,531)	$9,760	$1,429,962	128,502,865	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2040 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.5%

KP Fixed Income Fund	23,385,700	$249,993

KP International Equity Fund	42,270,024	399,874

KP Large Cap Equity Fund	39,485,670	537,795

KP Small Cap Equity Fund	19,041,271	187,366

Total Affiliated Registered Investment Companies (Cost $1,330,480) (000)		1,375,028

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.5%

DFA Commodity Strategy Portfolio, Cl Institutional	2,531,557	11,468

DFA International Real Estate Securities, Cl Institutional	3,051,471	11,474

DFA Real Estate Securities Portfolio, Cl Institutional	634,537	22,411

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	787,501	11,175

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,200,237	11,138

T. Rowe Price New Era Fund, Cl Institutional	438,183	11,752

Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,885,016	32,226

Total Unaffiliated Registered Investment Companies (Cost $117,165) (000)		111,644

Total Investments In Securities — 100.0% (Cost $1,447,645) (000)		$1,486,672

Percentages are based on Net Assets of $1,486,662 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2040 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$259,049	$30,284	$(49,965)	$9,356	$1,269	$249,993	23,385,700	$-	$-
KP International Equity Fund	411,591	57,605	(20,763)	(44,966)	(3,593)	399,874	42,270,024	-	-
KP Large Cap Equity Fund	555,878	49,871	(55,681)	(24,638)	12,365	537,795	39,485,670	-	-
KP Small Cap Equity Fund	186,477	31,372	(11,236)	(17,709)	(1,538)	187,366	19,041,271	-	-

Totals	$1,412,995	$169,132	$(137,645)	$(77,957)	$8,503	$1,375,028	124,182,665	$-	$-

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2045 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.3%

KP Fixed Income Fund	15,750,572	$168,374

KP International Equity Fund	37,657,716	356,242

KP Large Cap Equity Fund	32,678,571	445,082

KP Small Cap Equity Fund	16,598,666	163,331

Total Affiliated Registered Investment Companies (Cost $1,107,339) (000)		1,133,029

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.7%

DFA Commodity Strategy Portfolio, Cl Institutional	1,546,930	7,008

DFA International Real Estate Securities, Cl Institutional	1,864,542	7,011

DFA Real Estate Securities Portfolio, Cl Institutional	387,807	13,696

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	481,224	6,828

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	733,430	6,806

T. Rowe Price New Era Fund, Cl Institutional	267,705	7,180

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,745,261	19,495

Total Unaffiliated Registered Investment Companies (Cost $71,624) (000)		68,024

Total Investments In Securities — 100.0% (Cost $1,178,963) (000)		$1,201,053

Percentages are based on Net Assets of $1,201,044 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2045 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$172,379	$23,086	$(34,226)	$5,909	$1,226	$168,374	15,750,572	$-	$-
KP International Equity Fund	358,248	56,740	(16,958)	(40,510)	(1,278)	356,242	37,657,716	-	-
KP Large Cap Equity Fund	452,979	45,229	(43,308)	(17,138)	7,320	445,082	32,678,571	-	-
KP Small Cap Equity Fund	159,994	28,623	(8,882)	(14,847)	(1,557)	163,331	16,598,666	-	-

Totals	$1,143,600	$153,678	$(103,374)	$(66,586)	$5,711	$1,133,029	102,685,525	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2050 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%

KP Fixed Income Fund	8,808,051	$94,158

KP International Equity Fund	25,171,479	238,122

KP Large Cap Equity Fund	21,689,565	295,412

KP Small Cap Equity Fund	11,460,134	112,768

Total Affiliated Registered Investment Companies (Cost $735,569) (000)		740,460

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%

DFA Commodity Strategy Portfolio, Cl Institutional	851,377	3,857

DFA International Real Estate Securities, Cl Institutional	1,026,087	3,858

DFA Real Estate Securities Portfolio, Cl Institutional	213,463	7,539

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	264,876	3,759

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	403,722	3,747

T. Rowe Price New Era Fund, Cl Institutional	147,282	3,949

Vanguard Inflation-Protected Securities Fund, Cl Institutional	945,710	10,564

Total Unaffiliated Registered Investment Companies (Cost $39,300) (000)		37,273

Total Investments In Securities — 100.0% (Cost $774,869) (000)		$777,733

Percentages are based on Net Assets of $777,726 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2050 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$93,447	$16,009	$(19,248)	$3,299	$651	$94,158	8,808,051	$-	$-
KP International Equity Fund	232,715	43,883	(11,501)	(26,987)	12	238,122	25,171,479	-	-
KP Large Cap Equity Fund	292,160	37,569	(28,368)	(10,816)	4,867	295,412	21,689,565	-	-
KP Small Cap Equity Fund	106,577	22,607	(5,769)	(10,593)	(54)	112,768	11,460,134	-	-

Totals	$724,899	$120,068	$(64,886)	$(45,097)	$5,476	$740,460	67,129,229	$-	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2055 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%

KP Fixed Income Fund	3,024,573	$32,333

KP International Equity Fund	10,348,666	97,898

KP Large Cap Equity Fund	8,864,866	120,739

KP Small Cap Equity Fund	4,573,730	45,006

Total Affiliated Registered Investment Companies (Cost $298,346) (000)		295,976

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%

DFA Commodity Strategy Portfolio, Cl Institutional	343,333	1,555

DFA International Real Estate Securities, Cl Institutional	413,857	1,556

DFA Real Estate Securities Portfolio, Cl Institutional	86,167	3,044

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	106,855	1,516

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	162,864	1,511

T. Rowe Price New Era Fund, Cl Institutional	59,355	1,593

Vanguard Inflation-Protected Securities Fund, Cl Institutional	368,962	4,121

Total Unaffiliated Registered Investment Companies (Cost $15,656) (000)		14,896

Total Investments In Securities — 100.0% (Cost $314,002) (000)		$310,872

Percentages are based on Net Assets of $310,869 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2055 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$30,366	$7,431	$(6,799)	$1,221	$114	$32,333	3,024,573	$-	$-
KP International Equity Fund	88,889	23,809	(4,865)	(9,931)	(4)	97,898	10,348,666	-	-
KP Large Cap Equity Fund	110,996	22,730	(11,353)	(2,542)	908	120,739	8,864,866	-	-
KP Small Cap Equity Fund	39,662	11,430	(2,359)	(3,105)	(622)	45,006	4,573,730	-	-

Totals	$269,913	$65,400	$(25,376)	$(14,357)	$396	$295,976	26,811,835	$-	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2060 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%

KP Fixed Income Fund	627,875	$6,712

KP International Equity Fund	2,147,997	20,320

KP Large Cap Equity Fund	1,839,915	25,060

KP Small Cap Equity Fund	949,128	9,339

Total Affiliated Registered Investment Companies (Cost $61,290) (000)		61,431

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%

DFA Commodity Strategy Portfolio, Cl Institutional	71,268	323

DFA International Real Estate Securities, Cl Institutional	85,883	323

DFA Real Estate Securities Portfolio, Cl Institutional	17,874	631

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	22,174	315

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	33,805	314

T. Rowe Price New Era Fund, Cl Institutional	12,317	330

Vanguard Inflation-Protected Securities Fund, Cl Institutional	76,627	856

Total Unaffiliated Registered Investment Companies (Cost $3,217) (000)		3,092

Total Investments In Securities — 100.0% (Cost $64,507) (000)		$64,523

Percentages are based on Net Assets of $64,522 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2060 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$6,223	$1,970	$(1,760)	$209	$70	$6,712	627,875	$-	$-
KP International Equity Fund	18,213	6,143	(2,013)	(1,475)	(548)	20,320	2,147,997	-	-
KP Large Cap Equity Fund	22,743	6,243	(3,609)	(74)	(243)	25,060	1,839,915	-	-
KP Small Cap Equity Fund	8,127	2,911	(945)	(413)	(341)	9,339	949,128	-	-

Totals	$55,306	$17,267	$(8,327)	$(1,753)	$(1,062)	$61,431	5,564,915	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2065 Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%

KP Fixed Income Fund	157,153	$1,680

KP International Equity Fund	536,294	5,073

KP Large Cap Equity Fund	458,615	6,247

KP Small Cap Equity Fund	235,811	2,320

Total Affiliated Registered Investment Companies (Cost $13,846) (000)		15,320

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%

DFA Commodity Strategy Portfolio, Cl Institutional	17,061	77

DFA International Real Estate Securities, Cl Institutional	20,408	77

DFA Real Estate Securities Portfolio, Cl Institutional	4,214	149

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	5,279	75

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	8,088	75

T. Rowe Price New Era Fund, Cl Institutional	2,923	78

Vanguard Inflation-Protected Securities Fund, Cl Institutional	21,289	238

Total Unaffiliated Registered Investment Companies (Cost $722) (000)		769

Total Investments In Securities — 100.0% (Cost $14,568) (000)		$16,089

Percentages are based on Net Assets of $16,089 (000).

Cl – Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Retirement Path 2065 Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 6/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$1,438	$1,755	$(1,595)	$67	$15	$1,680	157,153	$-	$-
KP International Equity Fund	4,209	5,091	(3,732)	125	(620)	5,073	536,294	-	-
KP Large Cap Equity Fund	5,255	6,008	(5,001)	324	(339)	6,247	458,615	-	-
KP Small Cap Equity Fund	1,878	2,323	(1,697)	249	(433)	2,320	235,811	-	-

Totals	$12,780	$15,177	$(12,025)	$765	$(1,377)	$15,320	1,387,873	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.8%

Communication Services – 10.8%

Activision Blizzard	101,664	$7,716

Alphabet, Cl A*	47,439	67,271

Alphabet, Cl C*	31,187	44,086

AMC Networks, Cl A*	37,169	869

AT&T	388,931	11,757

CenturyLink	31,430	315

Charter Communications, Cl A*	5,173	2,639

Comcast, Cl A	667,709	26,027

Discovery, Cl A*	5,793	122

Discovery, Cl C*	73,360	1,413

DISH Network, Cl A*	10,486	362

Electronic Arts*	59,942	7,915

Facebook, Cl A*	359,068	81,534

Fox	6,776	182

Fox	11,368	305

IAC*	19,364	6,262

Interpublic Group of Companies	14,426	248

Live Nation Entertainment*	5,700	253

Netflix*	48,289	21,973

News, Cl A	14,068	167

News, Cl B	5,200	62

Omnicom Group	12,914	705

Spotify Technology*	39,951	10,315

Take-Two Interactive Software*	36,560	5,103

Tencent Holdings ADR	179,717	11,502

T-Mobile US*	18,900	1,968

Twitter*	27,090	807

Description	Shares	Value (000)

Verizon Communications	330,033	$18,195

ViacomCBS, Cl B	17,309	404

Walt Disney	69,115	7,707

		338,184

Consumer Discretionary – 11.8%

Advance Auto Parts	14,510	2,067

Alibaba Group Holding ADR*	52,276	11,276

Amazon.com*	53,330	147,128

Aptiv	111,782	8,710

AutoNation*	33,919	1,275

AutoZone*	3,584	4,043

Best Buy	97,018	8,467

Booking Holdings*	4,793	7,632

BorgWarner	8,397	296

CarMax*	46,067	4,125

Carnival	100,327	1,647

Carvana, Cl A*	61,714	7,418

Chipotle Mexican Grill, Cl A*	3,704	3,898

Cinemark Holdings	84,187	972

Darden Restaurants	18,488	1,401

Dick’s Sporting Goods	29,515	1,218

Dollar General	56,625	10,788

Dollar Tree*	8,201	760

Domino’s Pizza	8,327	3,076

DR Horton	10,795	599

DraftKings, Cl A*	82,857	2,756

Dunkin’ Brands Group	3,047	199

eBay	122,356	6,418

Etsy*	2,306	245

Expedia Group	4,480	368

Ford Motor	134,727	819

Gap	61,877	781

Garmin	4,649	453

General Motors	103,826	2,627

Genuine Parts	4,715	410

H&R Block	7,576	108

Hanesbrands	120,243	1,358

Hasbro	4,101	307

Hilton Worldwide Holdings	78,271	5,749

Home Depot	78,744	19,726

International Game Technology	87,869	782

Kohl’s	31,522	655

L Brands	90,100	1,349

Las Vegas Sands	10,912	497

Leggett & Platt	4,746	167

Lennar, Cl A	23,053	1,421

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

LKQ*	9,700	$254

Lowe’s	85,407	11,540

Lululemon Athletica*	23,688	7,391

Marriott International, Cl A	37,122	3,182

McDonald’s	44,437	8,197

MGM Resorts International	16,400	276

Mohawk Industries*	2,401	244

Newell Brands	15,700	249

NIKE, Cl B	50,155	4,918

Norwegian Cruise Line Holdings*	7,500	123

NVR*	1,287	4,194

O’Reilly Automotive*	7,670	3,234

PulteGroup	36,737	1,250

PVH	2,642	127

Qurate Retail*	395,245	3,755

Ralph Lauren, Cl A	1,804	131

Ross Stores	117,187	9,989

Royal Caribbean Cruises	6,392	322

Starbucks	71,042	5,228

Tapestry	55,835	741

Target	72,259	8,666

Tesla*	2,566	2,771

Tiffany	3,492	426

TJX	57,318	2,898

Tractor Supply	23,373	3,080

Ulta Beauty*	7,278	1,481

Under Armour, Cl A*	6,400	62

Under Armour, Cl C*	6,520	58

Vail Resorts	4,925	897

VF	10,614	647

Wayfair, Cl A*	5,600	1,107

Wendy’s	23,527	512

Whirlpool	7,034	911

Williams-Sonoma	1,917	157

Wyndham Destinations	34,896	983

Wynn Resorts	11,396	849

Yum! Brands	51,075	4,439

		369,280

Consumer Staples – 5.0%

Altria Group	63,622	2,497

Archer-Daniels-Midland	86,501	3,451

Brown-Forman, Cl B	5,805	370

Campbell Soup	6,713	333

Church & Dwight	22,913	1,771

Clorox	4,325	949

Coca-Cola	164,262	7,339

Description	Shares	Value (000)

Colgate-Palmolive	65,326	$4,786

Conagra Brands	15,742	554

Constellation Brands, Cl A	5,762	1,008

Costco Wholesale	16,347	4,957

Coty, Cl A	9,699	43

Danone	30,305	2,096

Diageo	212,668	7,066

Estee Lauder, Cl A	19,161	3,615

General Mills	59,457	3,666

Hershey	13,825	1,792

Hormel Foods	8,970	433

Ingredion	12,125	1,006

JM Smucker	19,348	2,047

Kellogg	8,015	529

Kimberly-Clark	57,833	8,175

Kraft Heinz	20,135	642

Kroger	69,467	2,351

Lamb Weston Holdings	4,700	301

McCormick	4,311	773

Molson Coors Beverage, Cl B	6,030	207

Mondelez International, Cl A	48,917	2,501

Monster Beverage*	68,868	4,774

Nestle	89,118	9,852

PepsiCo	100,586	13,304

Philip Morris International	87,997	6,165

Post Holdings*	15,052	1,319

Procter & Gamble	213,027	25,472

Reckitt Benckiser Group	30,069	2,769

Sprouts Farmers Market*	58,907	1,507

Sysco	42,197	2,307

Tyson Foods, Cl A	69,765	4,166

Walgreens Boots Alliance	98,143	4,160

Walmart	133,366	15,975

		157,028

Energy – 1.7%

Apache	15,896	215

Baker Hughes, Cl A	24,623	379

Cabot Oil & Gas	16,334	281

Chevron	129,145	11,524

Concho Resources	37,135	1,912

ConocoPhillips	206,787	8,689

Devon Energy	16,265	184

Diamondback Energy	6,600	276

EOG Resources	94,193	4,772

Exxon Mobil	227,748	10,185

Halliburton	28,036	364

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Hess	8,296	$430

HollyFrontier	16,464	481

Kinder Morgan	134,604	2,042

Marathon Oil	33,714	206

Marathon Petroleum	22,486	840

National Oilwell Varco	14,246	174

Noble Energy	20,216	181

Occidental Petroleum	28,828	528

ONEOK	15,282	508

Phillips 66	14,445	1,039

Pioneer Natural Resources	21,976	2,147

Schlumberger	55,482	1,020

Suncor Energy	159,477	2,689

TechnipFMC	17,912	122

Valero Energy	33,357	1,962

Williams	41,892	797

		53,947

Financials – 10.3%

Aflac	23,876	860

Allstate	98,964	9,598

American Express	76,128	7,247

American Financial Group	15,488	983

American International Group	28,256	881

American National Insurance	4,175	301

Ameriprise Financial	20,732	3,111

Aon, Cl A	72,850	14,031

Arch Capital Group*	25,569	732

Arthur J Gallagher	6,538	637

Associated Banc-Corp	112,102	1,534

Assurant	2,527	261

Assured Guaranty	11,919	291

Bank of America	482,288	11,454

Bank of New York Mellon	136,552	5,278

BankUnited	14,359	291

Berkshire Hathaway, Cl B*	116,162	20,736

BlackRock, Cl A	16,886	9,187

Capital One Financial	62,995	3,943

Cboe Global Markets	3,600	336

Charles Schwab	95,353	3,217

Chubb	99,492	12,598

Cincinnati Financial	4,887	313

Citigroup	298,693	15,263

Citizens Financial Group	78,417	1,979

CME Group, Cl A	12,310	2,001

Comerica	27,823	1,060

Discover Financial Services	41,976	2,103

Description	Shares	Value (000)

E*TRADE Financial	7,175	$357

Everest Re Group	12,530	2,584

Fidelity National Financial	25,998	797

Fifth Third Bancorp	22,818	440

First American Financial	12,982	623

First Citizens BancShares, Cl A	6,189	2,507

First Republic Bank	5,977	633

Franklin Resources	10,432	219

Globe Life	3,787	281

Goldman Sachs Group	79,782	15,766

Hanover Insurance Group	23,782	2,410

Hartford Financial Services Group	45,341	1,748

Huntington Bancshares	33,076	299

Intercontinental Exchange	18,789	1,721

Invesco	15,473	166

JPMorgan Chase	365,614	34,390

KeyCorp	31,634	385

Lincoln National	8,157	300

Loews	8,133	279

LPL Financial Holdings	19,844	1,556

M&T Bank	4,224	439

MarketAxess Holdings	1,300	651

Marsh & McLennan	112,276	12,055

Mercury General	39,999	1,630

MetLife	149,005	5,442

MGIC Investment	280,649	2,298

Moody’s	17,822	4,896

Morgan Stanley	42,724	2,064

Morningstar	588	83

MSCI, Cl A	2,800	935

Nasdaq	67,317	8,042

Northern Trust	6,868	545

Old Republic International	14,725	240

People’s United Financial	98,320	1,138

PNC Financial Services Group	61,240	6,443

Popular	123,718	4,599

Principal Financial Group	8,277	344

Progressive	59,442	4,762

Prudential Financial	13,054	795

Raymond James Financial	4,900	337

Regions Financial	160,088	1,780

S&P Global	20,657	6,806

SLM	122,089	858

State Street	89,194	5,668

SVB Financial Group*	1,700	366

Synchrony Financial	288,896	6,402

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

T Rowe Price Group	30,955	$3,823

Travelers	109,072	12,440

Truist Financial	181,600	6,819

Unum Group	63,032	1,046

US Bancorp	248,456	9,148

Virtu Financial, Cl A	25,697	606

Wells Fargo	332,016	8,500

Western Alliance Bancorp	14,254	540

White Mountains Insurance Group	226	201

Willis Towers Watson	4,422	871

WR Berkley	5,500	315

XP, Cl A*	14,230	598

Zions Bancorp	38,759	1,318

		323,530

Health Care – 15.1%

Abbott Laboratories	173,415	15,855

AbbVie	180,638	17,735

ABIOMED*	1,800	435

Agilent Technologies	10,677	944

Alexion Pharmaceuticals*	86,777	9,740

Align Technology*	5,741	1,576

Alkermes*	65,014	1,262

AmerisourceBergen, Cl A	38,862	3,916

Amgen	31,472	7,423

Anthem	29,716	7,815

Avantor*	159,347	2,709

Baxter International	64,277	5,534

Becton Dickinson	29,933	7,162

Biogen*	29,203	7,813

Bio-Rad Laboratories, Cl A*	1,785	806

Boston Scientific*	156,622	5,499

Bristol-Myers Squibb	95,841	5,635

Cardinal Health	100,504	5,245

Centene*	90,889	5,776

Cerner	10,158	696

Cigna	148,937	27,948

Cooper	1,600	454

CVS Health	73,805	4,795

Danaher	70,446	12,457

DaVita*	6,153	487

DENTSPLY SIRONA	7,149	315

DexCom*	3,200	1,297

Edwards Lifesciences*	47,057	3,252

Eli Lilly	28,838	4,735

Exelixis*	88,534	2,102

Description	Shares	Value (000)

Gilead Sciences	127,556	$9,814

HCA Healthcare	64,237	6,235

Henry Schein*	5,853	342

Hill-Rom Holdings	17,959	1,972

Hologic*	102,840	5,862

Horizon Therapeutics*	3,765	209

Humana	36,341	14,091

IDEXX Laboratories*	2,812	928

Illumina*	5,051	1,871

Incyte*	68,502	7,122

Insulet*	8,960	1,741

Intuitive Surgical*	20,621	11,750

IQVIA Holdings*	16,898	2,398

Jazz Pharmaceuticals*	8,261	912

Johnson & Johnson	338,523	47,607

Laboratory Corp of America Holdings*	3,103	515

Masimo*	6,044	1,378

McKesson	61,132	9,379

Medtronic	267,628	24,542

Merck	288,362	22,299

Mettler-Toledo International*	800	644

Mylan*	207,437	3,336

PerkinElmer	3,596	353

Perrigo	5,532	306

Pfizer	591,696	19,348

PRA Health Sciences*	6,898	671

Quest Diagnostics	4,362	497

Regeneron Pharmaceuticals*	8,451	5,271

ResMed	4,974	955

Roche Holding	8,040	2,786

STERIS	2,700	414

Stryker	66,227	11,933

Teleflex	3,959	1,441

Thermo Fisher Scientific	61,773	22,383

United Therapeutics*	10,656	1,289

UnitedHealth Group	105,600	31,147

Universal Health Services, Cl B	10,412	967

Varian Medical Systems*	2,929	359

Veeva Systems, Cl A*	15,971	3,744

Vertex Pharmaceuticals*	65,483	19,010

Waters*	2,059	371

West Pharmaceutical Services	2,400	545

Zimmer Biomet Holdings	7,098	847

Zoetis, Cl A	16,272	2,230

		473,232

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Industrials – 7.8%

3M	25,754	$4,017

AGCO	9,343	518

Alaska Air Group	26,443	959

Allegion	2,956	302

Allison Transmission Holdings	78,339	2,881

American Airlines Group	15,949	208

AMETEK	7,962	712

AO Smith	5,200	245

Boeing	22,241	4,077

Canadian National Railway	32,756	2,901

Carrier Global	66,924	1,487

Caterpillar	39,913	5,049

CH Robinson Worldwide	4,364	345

Cintas	2,876	766

Clean Harbors*	8,516	511

Copa Holdings, Cl A	1,631	82

Copart*	7,200	600

CoStar Group*	9,285	6,599

Crane	17,711	1,053

CSX	26,204	1,828

Cummins	23,734	4,112

Curtiss-Wright	4,128	369

Deere	10,767	1,692

Delta Air Lines	37,336	1,047

Dover	4,663	450

Eaton	126,491	11,065

Emerson Electric	19,818	1,229

Equifax	38,924	6,690

Expeditors International of Washington	5,458	415

Fastenal	19,718	845

FedEx	8,266	1,159

Flowserve	4,743	135

Fortive	10,239	693

Fortune Brands Home & Security	5,600	358

General Dynamics	14,822	2,215

General Electric	372,620	2,545

HD Supply Holdings*	20,146	698

Hexcel	16,098	728

Honeywell International	128,425	18,569

Howmet Aerospace	195,757	3,103

Hubbell, Cl B	28,835	3,615

Huntington Ingalls Industries	10,561	1,843

IDEX	10,904	1,723

IHS Markit	13,751	1,038

Illinois Tool Works	64,379	11,257

Description	Shares	Value (000)

Ingersoll Rand*	131,373	$3,694

ITT	39,692	2,332

Jacobs Engineering Group	4,330	367

JB Hunt Transport Services	13,465	1,620

Johnson Controls International	281,983	9,627

Kansas City Southern	3,192	477

L3Harris Technologies	7,222	1,225

Lockheed Martin	32,088	11,710

ManpowerGroup	62,918	4,326

Masco	116,217	5,835

MSC Industrial Direct, Cl A	3,801	277

Nielsen Holdings	13,000	193

Norfolk Southern	21,201	3,722

Northrop Grumman	51,364	15,791

nVent Electric	20,088	376

Old Dominion Freight Line	3,100	526

Oshkosh	22,048	1,579

Otis Worldwide	41,847	2,379

PACCAR	23,290	1,743

Parker-Hannifin	4,460	817

Pentair	6,247	237

Quanta Services	5,476	215

Raytheon Technologies	183,285	11,294

Regal Beloit	20,237	1,767

Republic Services, Cl A	6,771	556

Robert Half International	4,442	235

Rockwell Automation	4,042	861

Rollins	5,250	223

Roper Technologies	3,573	1,387

Schneider National, Cl B	42,719	1,054

Snap-on	2,229	309

Southwest Airlines	48,980	1,674

Stanley Black & Decker	45,115	6,288

Teledyne Technologies*	6,761	2,102

Textron	9,314	307

Timken	18,413	838

Trane Technologies	70,152	6,242

TransDigm Group	1,700	752

TransUnion	44,015	3,831

Uber Technologies*	17,451	542

Union Pacific	64,423	10,892

United Airlines Holdings*	29,391	1,017

United Parcel Service, Cl B	24,150	2,685

United Rentals*	9,438	1,407

Verisk Analytics, Cl A	16,867	2,871

Waste Management	24,309	2,575

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

WESCO International*	29,106	$1,022

Westinghouse Air Brake Technologies	5,790	333

WW Grainger	1,365	429

Xylem	5,822	378

		245,672

Information Technology – 26.7%

Accenture, Cl A	87,695	18,830

Adobe*	46,899	20,416

Advanced Micro Devices*	117,307	6,171

Akamai Technologies*	30,583	3,275

Alliance Data Systems	27,880	1,258

Amdocs	65,795	4,006

Amphenol, Cl A	10,160	973

Analog Devices	66,210	8,120

ANSYS*	2,934	856

Apple	371,763	135,619

Applied Materials	118,301	7,151

Arista Networks*	1,700	357

Arrow Electronics*	65,432	4,494

ASML Holding, Cl G	20,671	7,608

Autodesk*	35,350	8,455

Automatic Data Processing	14,768	2,199

Avnet	134,859	3,760

Black Knight*	15,470	1,122

Booz Allen Hamilton Holding, Cl A	14,649	1,140

Broadcom	31,805	10,038

Broadridge Financial Solutions	3,696	466

CACI International, Cl A*	10,618	2,303

Cadence Design Systems*	55,008	5,279

CDK Global	24,772	1,026

CDW	26,451	3,073

Cerence*	29,248	1,194

Ciena*	38,727	2,097

Cisco Systems	346,830	16,176

Citrix Systems	3,742	553

Cognizant Technology Solutions, Cl A	40,964	2,328

Corning	24,823	643

Crowdstrike Holdings, Cl A*	18,609	1,866

Dell Technologies, Cl C*	12,574	691

Dropbox, Cl A*	44,229	963

DXC Technology	20,913	345

EPAM Systems*	6,879	1,734

F5 Networks*	5,971	833

Fidelity National Information Services	136,116	18,252

Fiserv*	94,016	9,178

Description	Shares	Value (000)

FleetCor Technologies*	2,803	$705

FLIR Systems	5,047	205

Fortinet*	26,388	3,622

Gartner*	2,867	348

Global Payments	106,481	18,061

Hewlett Packard Enterprise	41,645	405

HP	356,796	6,219

Intel	455,645	27,261

International Business Machines	61,138	7,384

Intuit	84,583	25,053

IPG Photonics*	1,300	208

Jabil	63,782	2,046

Jack Henry & Associates	2,500	460

Juniper Networks	13,480	308

Keysight Technologies*	33,368	3,363

KLA	5,176	1,007

Lam Research	16,319	5,279

Leidos Holdings	4,300	403

Manhattan Associates*	6,941	654

Marvell Technology Group	136,195	4,775

Mastercard, Cl A	67,188	19,867

Maxim Integrated Products	38,702	2,346

Microchip Technology	8,446	889

Micron Technology*	128,901	6,641

Microsoft	812,818	165,417

MongoDB, Cl A*	8,236	1,864

Motorola Solutions	5,550	778

National Instruments	21,262	823

NetApp	22,995	1,020

NortonLifeLock	184,730	3,663

NVIDIA	50,745	19,278

NXP Semiconductors	38,668	4,410

Oracle	234,230	12,946

Paychex	10,967	831

Paycom Software*	1,600	496

Paylocity Holding*	6,599	963

PayPal Holdings*	140,034	24,398

Qorvo*	43,109	4,765

QUALCOMM	110,367	10,067

salesforce.com*	104,298	19,538

Seagate Technology	7,469	362

ServiceNow*	25,508	10,332

Skyworks Solutions	22,851	2,922

Slack Technologies, Cl A*	60,623	1,885

Snap, Cl A*	270,992	6,366

Splunk*	42,288	8,403

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

SS&C Technologies Holdings	99,139	$5,599

SYNNEX	16,183	1,938

Synopsys*	40,254	7,849

TE Connectivity	10,863	886

Texas Instruments	152,019	19,302

Tyler Technologies*	1,300	451

VeriSign*	7,606	1,573

Visa, Cl A	201,803	38,982

Western Digital	9,601	424

Western Union	16,663	360

Wix.com*	5,770	1,478

Workday, Cl A*	6,686	1,253

Xerox Holdings	104,285	1,594

Xilinx	8,149	802

Zebra Technologies, Cl A*	10,684	2,735

		839,110

Materials – 1.8%

Air Products & Chemicals	7,618	1,839

Albemarle	4,200	324

Amcor	52,240	533

Avery Dennison	2,668	304

Ball	11,261	783

Cabot	26,232	972

Celanese, Cl A	3,900	337

CF Industries Holdings	44,373	1,249

Corteva	24,219	649

Dow	25,452	1,037

DuPont de Nemours	109,409	5,813

Eastman Chemical	28,311	1,972

Ecolab	8,483	1,688

FMC	4,132	412

Freeport-McMoRan	46,748	541

International Flavors & Fragrances	3,442	421

International Paper	76,127	2,680

Linde	17,917	3,800

LyondellBasell Industries, Cl A	14,130	929

Martin Marietta Materials	2,000	413

Mosaic	12,681	159

NewMarket	15,166	6,074

Newmont Goldcorp	27,530	1,700

Nucor	9,742	403

Packaging Corp of America	2,982	298

PPG Industries	81,570	8,651

Sealed Air	5,942	195

Sherwin-Williams	18,242	10,541

Vulcan Materials	4,227	490

Description	Shares	Value (000)

Westrock	8,178	$231

		55,438

Real Estate – 1.8%

Alexandria Real Estate Equities‡	4,400	714

American Tower, Cl A‡	29,092	7,521

Apartment Investment & Management, Cl A‡	5,956	224

AvalonBay Communities‡	4,812	744

Boston Properties‡	24,021	2,171

Brixmor Property Group‡	12,835	165

Camden Property Trust‡	15,573	1,421

CBRE Group, Cl A*	47,311	2,139

Corporate Office Properties Trust‡	52,163	1,322

Crown Castle International‡	14,273	2,389

Digital Realty Trust‡	9,200	1,307

Douglas Emmett‡	83,995	2,575

Duke Realty‡	64,795	2,293

Equinix‡	6,437	4,521

Equity Commonwealth‡	52,397	1,687

Equity LifeStyle Properties‡	12,916	807

Equity Residential‡	15,194	894

Essex Property Trust‡	2,132	489

Extra Space Storage‡	4,200	388

Federal Realty Investment Trust‡	2,800	239

Gaming and Leisure Properties‡	44,792	1,550

Healthpeak Properties‡	18,695	515

Host Hotels & Resorts‡	27,018	292

Iron Mountain‡	11,486	300

Kimco Realty‡	17,445	224

Medical Properties Trust‡	87,990	1,654

Mid-America Apartment Communities‡	32,608	3,739

Paramount Group‡	32,335	249

Prologis‡	54,992	5,132

Public Storage‡	14,215	2,728

Realty Income‡	11,900	708

Regency Centers‡	6,700	307

Retail Properties of America, Cl A‡	114,628	839

SBA Communications, Cl A‡	3,835	1,143

Simon Property Group‡	9,903	677

SL Green Realty‡	3,400	168

UDR‡	9,400	351

Ventas‡	12,013	440

Vornado Realty Trust‡	6,503	248

Welltower‡	14,383	744

Weyerhaeuser‡	24,087	541

		56,559

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Utilities – 3.0%

AES	21,196	$307

Alliant Energy	8,700	416

Ameren	7,941	559

American Electric Power	54,356	4,329

American Water Works	6,282	808

Atmos Energy	4,300	428

CenterPoint Energy	19,047	356

CMS Energy	9,164	535

Consolidated Edison	23,791	1,711

Dominion Energy	98,140	7,967

DTE Energy	6,608	710

Duke Energy	166,696	13,317

Edison International	13,101	712

Entergy	6,454	606

Evergy	36,267	2,150

Eversource Energy	11,605	966

Exelon	135,304	4,910

FirstEnergy	177,694	6,891

IDACORP	22,175	1,938

NextEra Energy	48,130	11,559

NiSource	11,946	272

NRG Energy	118,066	3,844

Pinnacle West Capital	51,280	3,758

PPL	24,824	642

Public Service Enterprise Group	17,464	859

Sempra Energy	31,835	3,732

Southern	231,998	12,029

Vistra Energy	82,409	1,535

WEC Energy Group	10,820	948

Xcel Energy	67,445	4,215

		93,009

Total Common Stock (Cost $2,472,841) (000)		3,004,989

PREFERRED STOCK — 0.1%

Air BNB, Ser D* (A)(B)	11,406	627

Air BNB, Ser E* (A)(B)	6,939	381

Aurora Innovation(B)	42,480	393

DoorDash (B)	1,061	244

Magic Leap* (A)(B)	5,553	30

Magic Leap, Ser C* (A)(B)	13,521	62

Rivian Automotive (B)	160,906	1,729

Snowflake (B)	1,424	55

Stripe, Inc. (B)	15,136	237

Description	Shares	Value (000)

Uipath Inc.(B)	17,452	$687

Waymo* (B)	6,999	601

Total Preferred Stock (Cost $5,517) (000)		5,046

EXCHANGE TRADED FUND — 0.1%

iShares Russell 1000 ETF	12,388	2,127

Total Exchange Traded Fund (Cost $2,092) (000)		2,127

	Number of Rights
RIGHTS — 0.0%

T-Mobile US, Expires 7/30/2020	12,400	2

Total Rights (Cost $–) (000)		2

SHORT-TERM INVESTMENT — 1.9%

State Street Institutional Treasury Money Market Fund, Cl Premier, 0.110% (C)	60,629,617	60,630

Total Short-Term Investment (Cost $60,630) (000)		60,630

Total Investments In Securities — 97.9% (Cost $2,541,080) (000)		$3,072,794

Percentages are based on net assets of $3,137,729 (000).

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	209	Sep-2020	$31,862	$32,292	$430

*	Non-income producing security.

‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate reported is the 7-day effective yield as of June 30, 2020.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Large Cap Equity Fund

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$3,004,989	$—	$—	$3,004,989
Preferred Stock	—	3,946	1,100	5,046
Exchange Traded Fund	2,127	—	—	2,127
Rights	2	—	—	2
Short-Term Investment	60,630	—	—	60,630

Total Investments in Securities	$3,067,748	$3,946	$1,100	$3,072,794

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$430	$–	$–	$430

Total Other Financial Instruments	$430	$–	$–	$430

**	Futures contracts are valued at the unrealized appreciation on the instrument.

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 97.0%

Communication Services – 1.6%

ATN International	32,134	$1,946

Bandwidth, Cl A*	20,762	2,637

Cincinnati Bell*	18,478	274

Cogent Communications Holdings	15,467	1,196

Consolidated Communications Holdings*	25,683	174

EW Scripps, Cl A	295,168	2,583

Gannett	44,363	61

Glu Mobile*	48,342	448

Iridium Communications*	36,109	919

John Wiley & Sons, Cl A	15,597	608

Marcus	8,270	110

Meredith	14,451	210

ORBCOMM*	399,916	1,540

QuinStreet*	16,604	174

Scholastic	11,303	338

Shenandoah Telecommunications	17,114	844

Spok Holdings	6,047	57

TechTarget*	8,293	249

Vonage Holdings*	85,162	857

World Wrestling Entertainment, Cl A	28,873	1,254

Zynga, Cl A*	422,081	4,027

		20,506

Consumer Discretionary – 12.9%

1-800-Flowers.com, Cl A*	140,873	2,820

Abercrombie & Fitch, Cl A	22,750	242

Description	Shares	Value (000)

American Axle & Manufacturing Holdings*	40,487	$308

American Public Education*	5,513	163

America’s Car-Mart*	2,205	194

Asbury Automotive Group*	7,145	553

Barnes & Noble Education*	14,280	23

Bed Bath & Beyond	46,500	493

Big Lots	14,358	603

BJ’s Restaurants	8,172	171

Bloomin’ Brands	267,117	2,847

Boot Barn Holdings*	10,318	222

Bright Horizons Family Solutions*	15,435	1,809

Brinker International	48,024	1,153

Brunswick	69,964	4,478

Buckle	10,249	161

Burlington Stores*	11,401	2,245

Caleres	14,694	123

Callaway Golf	34,733	608

Capri Holdings*	55,800	872

Carter’s	37,377	3,016

Cato, Cl A	7,745	63

Cavco Industries*	33,263	6,415

Century Communities*	15,947	489

Cheesecake Factory	15,400	353

Chegg*	36,331	2,444

Chewy, Cl A*	19,740	882

Chico’s FAS	43,095	59

Children’s Place	5,349	200

Chuy’s Holdings*	231,315	3,442

Conn’s*	6,300	64

Cooper Tire & Rubber	193,716	5,348

Cooper-Standard Holdings*	5,812	77

Core-Mark Holding	16,827	420

Cracker Barrel Old Country Store	14,313	1,587

Crocs*	126,323	4,651

Dana	494,704	6,030

Dave & Buster’s Entertainment	17,423	232

Deckers Outdoor*	12,315	2,419

Designer Brands, Cl A	119,739	811

Dine Brands Global	6,159	259

Dorman Products*	10,699	718

DR Horton	74,704	4,142

El Pollo Loco Holdings*	6,956	103

Ethan Allen Interiors	8,934	106

Express*	24,561	38

Fiesta Restaurant Group*	7,920	51

Five Below*	16,195	1,731

Floor & Decor Holdings, Cl A*	95,669	5,515

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Fossil Group*	16,354	$76

Fox Factory Holding*	89,232	7,371

GameStop, Cl A*	23,299	101

GAN*	50,767	1,292

Garrett Motion*	26,789	148

Genesco*	5,054	109

Gentherm*	12,083	470

G-III Apparel Group*	80,783	1,074

Group 1 Automotive	6,445	425

Guess?	15,104	146

Haverty Furniture	6,348	102

Helen of Troy*	17,340	3,270

Hibbett Sports*	6,084	127

Installed Building Products*	7,856	540

iRobot*	10,360	869

KB Home	78,803	2,418

Kontoor Brands	17,185	306

La-Z-Boy, Cl Z	17,099	463

LCI Industries	54,107	6,221

LGI Homes*	8,150	717

Liquidity Services*	63,315	377

Lithia Motors, Cl A	23,914	3,619

Lumber Liquidators Holdings*	9,930	138

M/I Homes*	10,321	355

Macy’s	114,404	787

MarineMax*	7,634	171

MDC Holdings	173,055	6,178

Meritage Homes*	13,131	1,000

Michaels*	26,600	188

Monarch Casino & Resort*	4,271	146

Monro	55,512	3,050

Motorcar Parts of America*	6,944	123

Movado Group	5,476	59

National Vision Holdings*	121,013	3,693

Office Depot	201,570	474

Ollie’s Bargain Outlet Holdings*	25,340	2,474

Oxford Industries	6,252	275

Papa John’s International	31,431	2,496

Perdoceo Education*	25,888	412

PetMed Express	7,407	264

Planet Fitness, Cl A*	25,735	1,559

Polaris Industries	26,070	2,413

Red Robin Gourmet Burgers*	4,720	48

Regis*	8,433	69

Rent-A-Center, Cl A	18,142	505

Revolve Group, Cl A*	223,993	3,329

RH*	2,885	718

Description	Shares	Value (000)

Ruth’s Hospitality Group	12,078	$99

Shake Shack, Cl A*	12,890	683

Shoe Carnival	3,168	93

Shutterstock	7,049	247

Signet Jewelers	18,889	194

Sleep Number*	10,449	435

Sonic Automotive, Cl A	8,763	280

Sonos*	144,558	2,115

Stamps.com*	11,994	2,203

Standard Motor Products	7,426	306

Steven Madden	28,259	698

Sturm Ruger	6,106	464

Tapestry	276,910	3,677

TopBuild*	45,623	5,191

Tupperware Brands	17,047	81

Unifi*	5,179	67

Universal Electronics*	5,037	236

Vera Bradley*	8,362	37

Vista Outdoor*	21,113	305

Visteon*	63,203	4,329

Wendy’s	63,060	1,373

Wingstop, Cl A	10,778	1,498

Winnebago Industries	12,453	830

Wolverine World Wide	167,087	3,978

YETI Holdings*	142,573	6,092

Zumiez*	7,324	201

		168,630

Consumer Staples – 4.0%

Andersons	156,956	2,160

B&G Foods	23,636	576

Boston Beer, Cl A*	3,186	1,710

Bunge	92,112	3,789

Calavo Growers	6,025	379

Cal-Maine Foods	30,861	1,373

Casey’s General Stores	22,798	3,409

Central Garden & Pet*	3,480	125

Central Garden & Pet, Cl A*	14,828	501

Chefs’ Warehouse*	62,273	846

Coca-Cola Consolidated	1,711	392

Darling Ingredients*	232,633	5,727

elf Beauty*	91,988	1,754

Energizer Holdings	74,797	3,552

Fresh Del Monte Produce	11,134	274

Freshpet*	21,580	1,805

Herbalife Nutrition*	46,680	2,100

Inter Parfums	6,414	309

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

J&J Snack Foods	12,038	$1,530

John B Sanfilippo & Son	3,222	275

Landec*	149,335	1,189

Medifast	17,511	2,430

MGP Ingredients	4,838	178

National Beverage*	4,216	257

Nu Skin Enterprises, Cl A	32,781	1,253

PriceSmart	8,237	497

Sanderson Farms	68,308	7,916

Seneca Foods, Cl A*	2,535	86

SpartanNash	13,284	282

TreeHouse Foods*	55,649	2,437

United Natural Foods*	19,306	352

Universal	9,150	389

USANA Health Sciences*	4,626	340

Vector Group	44,289	445

WD-40	5,006	993

		51,630

Energy – 1.6%

Archrock	46,623	303

Ardmore Shipping	309,511	1,343

Bonanza Creek Energy*	6,621	98

Bristow Group*	2,265	32

Cactus, Cl A	61,718	1,273

Callon Petroleum*	140,144	161

Capital Product Partners	40,024	323

CONSOL Energy*	9,031	46

Core Laboratories	16,165	328

Denbury Resources*	175,483	48

Diamond S Shipping*	30,804	246

DMC Global	5,204	144

Dorian LPG*	10,098	78

Dril-Quip*	13,353	398

Exterran*	10,082	54

Geospace Technologies*	4,516	34

Green Plains*	11,812	121

Gulfport Energy*	51,390	56

Helix Energy Solutions Group*	50,879	177

Helmerich & Payne	39,600	773

Laredo Petroleum*	3,434	48

Matador Resources*	40,300	343

Matrix Service*	9,565	93

Nabors Industries	2,437	90

Newpark Resources*	32,089	72

NexTier Oilfield Solutions*	182,419	447

Oasis Petroleum*	101,541	76

Description	Shares	Value (000)

Oceaneering International*	72,976	$466

Oil States International*	21,225	101

Par Pacific Holdings*	13,070	117

Patterson-UTI Energy	70,800	246

PDC Energy*	35,809	445

Penn Virginia*	4,820	46

ProPetro Holding*	29,389	151

QEP Resources	83,693	108

Range Resources	77,027	434

Renewable Energy Group*	50,842	1,260

REX American Resources*	1,994	138

Ring Energy*	286,501	332

RPC	154,282	475

SEACOR Holdings*	6,327	179

SM Energy	38,203	143

Southwestern Energy*	200,234	513

Talos Energy*	6,900	63

US Silica Holdings	25,667	93

Valaris, Cl A*	69,797	46

World Fuel Services	304,288	7,838

		20,399

Financials – 14.7%

Allegiance Bancshares	6,895	175

Ally Financial	107,627	2,134

Amalgamated Bank, Cl A	74,394	940

Ambac Financial Group*	16,712	239

American Equity Investment Life Holding	78,784	1,947

Ameris Bancorp	143,205	3,378

AMERISAFE	92,087	5,632

Apollo Commercial Real Estate Finance‡	52,701	517

ARMOUR Residential‡	23,746	223

Assetmark Financial Holdings*	434	12

Atlantic Union Bankshares	124,456	2,882

Axos Financial*	19,659	434

Banc of California	16,140	175

Banner	99,811	3,793

Berkshire Hills Bancorp	64,607	712

Blucora*	17,923	205

Boston Private Financial Holdings	30,169	208

Brightsphere Investment Group	77,543	966

Brookline Bancorp	29,342	296

BRP Group, Cl A*	44,590	770

Byline Bancorp	101,160	1,325

Cadence BanCorp, Cl A	47,063	417

Capstar Financial Holdings	142,467	1,710

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Capstead Mortgage‡	33,823	$186

Central Pacific Financial	10,223	164

City Holding	6,011	392

Columbia Banking System	202,143	5,730

Community Bank System	19,212	1,095

Community Bankers Trust	399,666	2,198

Customers Bancorp*	109,776	1,320

CVB Financial	307,324	5,759

Dime Community Bancshares	11,125	153

Donnelley Financial Solutions*	11,384	96

Eagle Bancorp	12,393	406

Eagle Bancorp Montana	33,897	589

eHealth*	16,035	1,575

Employers Holdings	11,711	353

Encore Capital Group*	52,928	1,809

Enova International*	12,168	181

Essent Group	156,830	5,688

Evans Bancorp	56,745	1,320

Evercore, Cl A	58,564	3,451

EZCORP, Cl A*	18,478	116

FB Financial	127,380	3,155

First American Financial	75,490	3,625

First BanCorp	80,264	449

First Bancorp NC	181,487	4,552

First Busey	91,414	1,705

First Commonwealth Financial	36,173	300

First Community	89,317	1,353

First Financial Bancorp	80,706	1,121

First Midwest Bancorp	42,286	565

Flagstar Bancorp	12,679	373

FNB	335,629	2,517

Franklin Financial Network	4,725	122

Granite Point Mortgage Trust‡	21,468	154

Great Western Bancorp	20,747	285

Green Dot, Cl A*	69,785	3,425

Greenhill	5,015	50

Hamilton Lane, Cl A	41,372	2,787

Hanmi Financial	10,951	106

HCI Group	2,255	104

Heritage Financial	236,190	4,724

HomeStreet	8,929	220

Hope Bancorp	46,764	431

Horace Mann Educators	97,426	3,578

Independent Bank	12,051	809

Independent Bank Group	13,400	543

International. FCStone*	5,961	328

Description	Shares	Value (000)

Invesco Mortgage Capital‡	61,697	$231

Investar Holding	55,267	801

James River Group Holdings	51,364	2,311

Kemper	36,288	2,632

Kinsale Capital Group	7,533	1,169

KKR Real Estate Finance Trust‡	8,800	146

LPL Financial Holdings	22,435	1,759

Malvern Bancorp*	30,257	385

Meta Financial Group	12,526	228

National Bank Holdings, Cl A	108,895	2,940

NBT Bancorp	16,190	498

New York Mortgage Trust‡	140,395	366

NMI Holdings, Cl A*	31,385	505

Northfield Bancorp	15,606	180

Northwest Bancshares	43,656	446

OFG Bancorp	18,605	249

Old National Bancorp	191,691	2,638

Old Point Financial	23,186	354

Origin Bancorp	32,761	721

Orrstown Financial Services	36,588	540

Pacific Premier Bancorp	138,068	2,993

PacWest Bancorp	268,763	5,297

Palomar Holdings*	6,500	557

PennyMac Mortgage Investment Trust‡	36,925	647

Piper Sandler	5,375	318

PRA Group*	16,768	648

Preferred Bank	4,910	210

Primerica	36,385	4,242

ProAssurance	19,844	287

Provident Financial Services	22,094	319

Ready Capital‡	13,254	115

Redwood Trust‡	42,841	300

Retail Properties of America, Cl A‡	78,700	576

S&T Bancorp	14,204	333

Safety Insurance Group	5,396	412

Sandy Spring Bancorp	106,090	2,629

Seacoast Banking Corp of Florida*	18,993	387

ServisFirst Bancshares	17,051	610

Shore Bancshares	204,219	2,265

Simmons First National, Cl A	40,037	685

SmartFinancial	101,353	1,640

Solar Capital	99,039	1,586

Southern First Bancshares*	64,566	1,789

Southern National Bancorp of Virginia	163,568	1,585

Southside Bancshares	11,687	324

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

State Auto Financial	64,488	$1,151

Sterling Bancorp	397,410	4,658

Stewart Information Services	126,991	4,128

Stifel Financial	27,665	1,312

SVB Financial Group*	26,816	5,780

TCF Financial	150,843	4,438

Texas Capital Bancshares*	25,820	797

Third Point Reinsurance*	29,280	220

Tompkins Financial	4,504	292

Tradeweb Markets, Cl A	30,115	1,751

Triumph Bancorp*	8,537	207

TrustCo Bank	35,409	224

UMB Financial	46,097	2,376

Umpqua Holdings	81,341	865

United Community Banks	29,227	588

United Fire Group	7,984	221

United Insurance Holdings	7,602	59

Universal Insurance Holdings	11,046	196

Valley National Bancorp	379,487	2,968

Veritex Holdings	95,090	1,683

Virtus Investment Partners	2,676	311

Waddell & Reed Financial, Cl A	24,091	374

Walker & Dunlop	10,565	537

WesBanco	41,741	848

Westamerica Bancorporation	39,980	2,296

WisdomTree Investments	42,180	146

World Acceptance*	1,959	128

WSFS Financial	180,590	5,183

		192,642

Health Care – 16.6%

Acadia Healthcare*	77,199	1,939

ACADIA Pharmaceuticals*	57,601	2,792

Addus HomeCare*	15,191	1,406

Allscripts Healthcare Solutions*	59,700	404

Alphatec Holdings*	1,032,450	4,852

AMAG Pharmaceuticals*	11,874	91

Amedisys*	6,007	1,193

AMN Healthcare Services*	52,252	2,364

Amphastar Pharmaceuticals*	12,413	279

AngioDynamics*	13,430	137

ANI Pharmaceuticals*	3,291	106

Anika Therapeutics*	5,143	194

Arrowhead Pharmaceuticals*	25,906	1,119

Axonics Modulation Technologies*	54,327	1,907

BioDelivery Sciences International*	888,248	3,873

Biohaven Pharmaceutical Holding*	78,030	5,705

Description	Shares	Value (000)

Bio-Rad Laboratories, Cl A*	1,972	$890

BioTelemetry*	12,572	568

Cardiovascular Systems*	13,011	410

CareDx*	65,953	2,337

Castle Biosciences*	45,335	1,709

Catalent*	21,220	1,555

Charles River Laboratories International*	28,455	4,961

Chemed	7,475	3,372

ChemoCentryx*	17,615	1,014

Coherus Biosciences*	70,421	1,258

Community Health Systems*	42,127	127

Computer Programs & Systems	4,577	104

CONMED	10,415	750

Corcept Therapeutics*	37,978	639

CorVel*	3,366	239

Covetrus*	35,958	643

CRISPR Therapeutics*	34,016	2,500

Cross Country Healthcare*	210,813	1,299

CryoLife*	275,462	5,281

CryoPort*	47,681	1,442

Cutera*	6,767	82

Cytokinetics*	21,737	512

Eagle Pharmaceuticals*	3,657	175

Emergent BioSolutions*	16,425	1,299

Enanta Pharmaceuticals*	5,861	294

Encompass Health	73,627	4,560

Endo International*	74,238	255

Ensign Group	18,378	769

Exact Sciences*	31,564	2,744

Fate Therapeutics*	42,275	1,450

Glaukos*	14,409	554

Global Blood Therapeutics*	11,180	706

Halozyme Therapeutics*	140,120	3,757

Hanger*	13,680	227

HealthEquity*	12,365	725

HealthStream*	9,259	205

Heska*	3,142	293

HMS Holdings*	141,727	4,590

Horizon Therapeutics*	203,580	11,315

iCAD*	28,627	286

Immunomedics*	70,423	2,496

Innoviva*	24,585	344

Inogen*	6,716	239

Insmed*	48,825	1,345

Inspire Medical Systems*	77,458	6,740

Insulet*	26,469	5,142

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Integer Holdings*	11,939	$872

Invacare	12,283	78

iRhythm Technologies*	7,994	926

Lannett*	11,927	87

Lantheus Holdings*	24,163	345

LeMaitre Vascular	5,889	155

LHC Group*	17,785	3,100

Ligand Pharmaceuticals*	5,630	630

Livongo Health*	18,133	1,363

Luminex	15,484	504

Magellan Health*	8,040	587

MEDNAX*	63,564	1,087

Medpace Holdings*	10,002	930

Meridian Bioscience*	15,442	360

Merit Medical Systems*	248,138	11,327

Mesa Laboratories	1,465	318

Mirati Therapeutics*	23,484	2,681

Momenta Pharmaceuticals*	87,599	2,914

MyoKardia*	28,046	2,710

Myriad Genetics*	27,432	311

NanoString Technologies*	39,592	1,162

Natera*	154,501	7,703

Natus Medical*	12,525	273

Neogen*	19,491	1,512

NeoGenomics*	122,858	3,806

Nevro*	16,605	1,984

NextGen Healthcare*	17,425	191

Omnicell*	15,714	1,110

OraSure Technologies*	26,207	305

Orthofix Medical*	6,972	223

Owens & Minor	22,693	173

Oxford Immunotec Global*	357,738	4,651

Pacira BioSciences*	15,243	800

Patterson	159,837	3,516

Pennant Group*	146,341	3,307

Penumbra*	12,307	2,201

Personalis*	61,666	800

Phibro Animal Health, Cl A	7,322	192

Prestige Consumer Healthcare*	59,227	2,225

Providence Service*	43,057	3,398

Quidel*	30,310	6,782

R1 RCM*	452,120	5,041

RadNet*	15,094	240

Reata Pharmaceuticals, Cl A*	4,762	743

Recro Pharma*	312,491	1,422

REGENXBIO*	11,569	426

Description	Shares	Value (000)

Repligen*	6,800	$841

Select Medical Holdings*	39,283	579

Shockwave Medical*	17,900	848

Simulations Plus	4,400	263

Spectrum Pharmaceuticals*	40,054	135

Supernus Pharmaceuticals*	69,207	1,644

Surmodics*	4,889	211

Tabula Rasa HealthCare*	7,600	416

Tactile Systems Technology*	7,008	290

Tandem Diabetes Care*	89,914	8,894

Tivity Health*	15,458	175

Turning Point Therapeutics*	29,441	1,902

Ultragenyx Pharmaceutical*	21,545	1,685

US Physical Therapy	4,703	381

Vanda Pharmaceuticals*	19,340	221

Varex Imaging*	14,127	214

Vericel*	84,950	1,174

Xencor*	18,244	591

Zynex*	5,500	137

		216,635

Industrials – 18.2%

AAON	14,850	806

AAR	11,908	246

ABM Industries	24,325	883

Advanced Drainage Systems	47,011	2,322

AECOM*	46,875	1,762

Aegion, Cl A*	11,077	176

AerCap Holdings*	59,156	1,822

Aerojet Rocketdyne Holdings*	26,471	1,049

AeroVironment*	7,972	635

Air Transport Services Group*	39,790	886

Alamo Group	27,344	2,807

Albany International, Cl A	50,535	2,967

Allegiant Travel, Cl A	4,862	531

Altra Industrial Motion	74,195	2,364

American Woodmark*	5,716	432

Apogee Enterprises	9,911	228

Applied Industrial Technologies	14,126	881

ArcBest	9,204	244

Arcosa	17,914	756

ASGN*	47,870	3,192

Astec Industries	8,289	384

Atlas Air Worldwide Holdings*	9,384	404

Axon Enterprise*	10,926	1,072

AZZ	32,575	1,118

Barnes Group	41,762	1,652

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Brady, Cl A	18,149	$850

BrightView Holdings*	372,133	4,168

CAI International*	90,129	1,502

Casella Waste Systems, Cl A*	47,446	2,473

Chart Industries*	13,224	641

CIRCOR International*	7,910	202

Colfax*	78,700	2,196

Columbus McKinnon	53,539	1,791

Comfort Systems USA	13,541	552

Construction Partners, Cl A*	28,839	512

Covanta Holding	233,002	2,234

Covenant Transportation Group, Cl A*	137,521	1,984

Crane	81,295	4,834

Cubic	11,537	554

Douglas Dynamics	41,803	1,468

Ducommun*	33,424	1,165

DXP Enterprises*	5,581	111

Dycom Industries*	80,254	3,282

Echo Global Logistics*	9,825	212

EMCOR Group	79,487	5,257

Encore Wire	7,724	377

Enerpac Tool Group, Cl A	132,843	2,338

EnPro Industries	59,057	2,911

ESCO Technologies	9,525	805

Exponent	18,961	1,535

Federal Signal	22,393	666

Forrester Research*	3,826	123

Forward Air	10,413	519

Foundation Building Materials*	6,100	95

Franklin Electric	14,056	738

GATX	37,758	2,302

Generac Holdings*	11,765	1,434

Gibraltar Industries*	58,993	2,832

GMS*	15,482	381

Granite Construction	17,165	329

Greenbrier	12,173	277

Griffon	15,605	289

Harsco*	134,038	1,811

Hawaiian Holdings	16,886	237

Heartland Express	63,388	1,320

Heidrick & Struggles International	6,884	149

Helios Technologies	115,288	4,294

Hillenbrand	27,414	742

HNI	87,370	2,671

Hub Group, Cl A*	68,455	3,276

Huron Consulting Group*	27,453	1,215

Description	Shares	Value (000)

I3 Verticals, Cl A*	56,407	$1,706

InnerWorkings*	320,693	423

Insperity	19,475	1,261

Insteel Industries	6,585	126

Interface, Cl A	247,231	2,012

ITT	77,985	4,581

John Bean Technologies	11,563	995

Kaman	10,269	427

Kansas City Southern	33,965	5,071

Kelly Services, Cl A	11,951	189

Kennametal	111,632	3,205

Kirby*	70,349	3,768

Knight-Swift Transportation Holdings, Cl A	83,695	3,491

Korn Ferry	20,461	629

Lindsay	3,983	367

Luxfer Holdings	318,125	4,501

Lydall*	6,357	86

Marten Transport	14,269	359

Masonite International*	51,713	4,022

MasTec*	38,980	1,749

Matson	15,833	461

Matthews International, Cl A	113,022	2,159

McGrath RentCorp	80,957	4,372

Mercury Systems*	43,008	3,383

Meritor*	27,309	541

Moog, Cl A	87,299	4,625

MSC Industrial Direct, Cl A	33,827	2,463

Mueller Industries	169,508	4,506

MYR Group*	6,042	193

National Presto Industries	1,809	158

Nordson	13,392	2,541

NOW*	40,200	347

Oshkosh	53,239	3,813

Owens Corning	33,810	1,885

Park Aerospace	6,835	76

Patrick Industries	8,218	503

PGT Innovations*	21,144	332

Pitney Bowes	61,689	160

Powell Industries	3,212	88

Primoris Services	63,175	1,122

Proto Labs*	9,781	1,100

Quanex Building Products	11,797	164

Quanta Services	13,120	515

Radiant Logistics*	194,759	765

Raven Industries	13,130	282

Regal Beloit	28,855	2,520

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Resideo Technologies*	45,200	$530

Resources Connection	10,939	131

REV Group	313,912	1,915

RR Donnelley & Sons	25,000	30

Ryder System	163,995	6,151

Saia*	9,478	1,054

Shyft Group	110,660	1,864

Simpson Manufacturing	14,750	1,244

SkyWest	18,647	608

Southwest Airlines	62,647	2,141

SP Plus*	82,330	1,705

SPX*	16,341	672

SPX FLOW*	15,729	589

Standex International	4,560	262

Stericycle*	33,975	1,902

Sunrun*	28,729	567

Team*	120,532	671

Tennant	121,749	7,915

Terex	108,210	2,031

Titan International	16,981	25

Titan Machinery*	250,644	2,722

TPI Composites*	49,890	1,166

TransUnion	45,738	3,981

Trex*	26,920	3,501

Triumph Group	19,557	176

TrueBlue*	14,109	215

UFP Industries	22,435	1,111

UniFirst	5,591	1,001

Universal Logistics Holdings	55,557	966

US Ecology	9,348	317

US Xpress Enterprises, Cl A*	351,241	2,107

USA Truck*	159,057	1,233

Valmont Industries	30,030	3,412

Veritiv*	4,372	74

Viad	7,232	138

Vicor*	6,746	485

Wabash National	125,359	1,331

Watts Water Technologies, Cl A	10,134	821

Westinghouse Air Brake Technologies	28,081	1,617

Willscot, Cl A*	148,830	1,829

		237,525

Information Technology – 16.7%

3D Systems*	43,621	305

8x8*	38,353	614

ACI Worldwide*	86,795	2,343

Description	Shares	Value (000)

ADTRAN	17,246	$188

Advanced Energy Industries*	59,170	4,011

Agilysys*	7,286	131

Alarm.com Holdings*	15,475	1,003

Applied Optoelectronics*	7,091	77

Arlo Technologies*	27,661	71

Aspen Technology*	20,435	2,117

AudioCodes	51,430	1,635

Axcelis Technologies*	11,905	332

Badger Meter	10,677	672

Bel Fuse, Cl B	3,256	35

Belden	44,360	1,444

Benchmark Electronics	227,393	4,912

Blackline*	22,925	1,901

Bottomline Technologies DE*	85,510	4,341

Brooks Automation	27,130	1,200

CalAmp*	154,497	1,237

Cardtronics*	13,274	318

CEVA*	7,987	299

Ciena*	37,165	2,013

Cloudera*	176,740	2,248

Cohu	15,125	262

Comtech Telecommunications	8,775	148

Cree*	25,152	1,489

Crowdstrike Holdings, Cl A*	54,077	5,423

CSG Systems International	12,188	504

CTS	12,259	246

Daktronics	13,088	57

Diebold Nixdorf*	27,825	169

Digi International*	10,070	117

Diodes*	15,123	767

DSP Group*	8,239	131

Ebix	8,011	179

Enphase Energy*	67,034	3,189

ePlus*	4,971	351

Euronet Worldwide*	18,761	1,798

Everbridge*	37,111	5,135

EVERTEC	22,074	620

ExlService Holdings*	12,437	788

Extreme Networks*	43,590	189

Fabrinet*	13,520	844

FARO Technologies*	6,408	343

Fastly, Cl A*	19,019	1,619

Five9*	27,951	3,093

FormFactor*	27,727	813

Gartner*	4,660	565

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Harmonic*	34,673	$165

Ichor Holdings*	8,128	216

II-VI*	40,722	1,923

Infinera*	87,469	518

Inphi*	42,138	4,951

Insight Enterprises*	36,316	1,787

Itron*	78,999	5,234

KBR	248,809	5,611

Knowles*	173,437	2,647

Kulicke & Soffa Industries	187,934	3,915

Lattice Semiconductor*	151,396	4,298

Littelfuse	30,421	5,191

LivePerson*	71,228	2,951

MACOM Technology Solutions Holdings*	207,503	7,128

ManTech International, Cl A	9,877	676

MAXIMUS	67,360	4,745

MaxLinear, Cl A*	24,029	516

Methode Electronics	13,673	427

MicroStrategy, Cl A*	3,005	355

MKS Instruments	19,388	2,195

Model N*	60,016	2,086

MongoDB, Cl A*	4,637	1,050

MTS Systems	282,087	4,962

National Instruments	112,620	4,359

NETGEAR*	11,044	286

NIC	24,773	569

nLight*	85,874	1,912

Novanta*	29,351	3,134

Nuance Communications*	398,016	10,072

Okta, Cl A*	13,295	2,662

OneSpan*	11,769	329

Onto Innovation*	162,367	5,527

OSI Systems*	48,136	3,593

PC Connection	3,978	184

PDF Solutions*	9,999	196

Pegasystems	14,615	1,479

Perficient*	12,021	430

Perspecta	150,471	3,495

Photronics*	24,681	275

Plantronics	11,771	173

Plexus*	10,704	755

Power Integrations	10,995	1,299

Progress Software	16,581	642

Q2 Holdings*	53,406	4,582

Rambus*	41,206	626

Rapid7*	32,825	1,675

Description	Shares	Value (000)

RingCentral, Cl A*	26,502	$7,553

Rogers*	55,639	6,933

Sanmina*	25,620	642

ScanSource*	9,165	221

Semtech*	35,710	1,865

SMART Global Holdings*	4,666	127

SolarEdge Technologies*	21,730	3,016

SPS Commerce*	12,700	954

SVMK*	132,132	3,110

Sykes Enterprises*	14,209	393

Teradyne	22,776	1,925

Tower Semiconductor*	85,555	1,633

Trade Desk, Cl A*	3,945	1,604

TTEC Holdings	52,333	2,437

TTM Technologies*	36,169	429

Ultra Clean Holdings*	14,591	330

Unisys*	19,525	213

Varonis Systems*	41,478	3,670

Veeco Instruments*	17,678	238

Viavi Solutions*	83,992	1,070

Virtusa*	10,992	357

Xperi Holding	70,943	1,047

Zebra Technologies, Cl A*	4,034	1,032

Zendesk*	44,198	3,913

		218,799

Materials – 4.3%

AdvanSix*	9,874	116

Alamos Gold, Cl A	114,373	1,073

American Vanguard	135,449	1,864

Arconic*	35,570	495

Balchem	11,759	1,115

Berry Global Group*	43,635	1,934

Boise Cascade	14,389	541

Cabot	118,811	4,402

Century Aluminum*	17,992	128

Clearwater Paper*	5,925	214

Cleveland-Cliffs	145,054	801

Compass Minerals International	127,785	6,230

Element Solutions*	92,025	998

Ferro*	345,672	4,127

FutureFuel	9,076	108

GCP Applied Technologies*	19,800	368

Hawkins	3,355	143

Haynes International	4,432	104

HB Fuller	62,034	2,767

Huntsman	283,049	5,086

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Innospec	8,970	$693

Kaiser Aluminum	5,859	431

Koppers Holdings*	7,355	139

Kraton*	83,355	1,440

Livent*	53,677	331

Louisiana-Pacific	239,809	6,151

Materion	7,519	462

Mercer International	14,484	118

Myers Industries	12,759	186

Neenah	6,177	306

O-I Glass, Cl I	224,709	2,018

Olin	219,304	2,520

Olympic Steel	2,849	33

PH Glatfelter	16,169	259

PolyOne	78,530	2,060

Quaker Chemical	4,695	872

Rayonier Advanced Materials	15,947	45

Schweitzer-Mauduit International	11,378	380

Silgan Holdings	68,733	2,226

Stepan	7,318	711

SunCoke Energy	31,685	94

Tecnoglass	202,308	1,103

TimkenSteel*	13,208	51

Tredegar	8,861	136

Trinseo	14,300	317

US Concrete*	5,706	141

Warrior Met Coal	18,552	286

		56,123

Real Estate – 4.6%

Acadia Realty Trust‡	32,045	416

Agree Realty‡	90,467	5,945

Alexander & Baldwin‡	24,978	304

American Assets Trust‡	17,720	493

Armada Hoffler Properties‡	20,002	199

Brandywine Realty Trust‡	62,600	682

CareTrust‡	35,345	607

CatchMark Timber Trust, Cl A‡	214,127	1,895

Cedar Realty Trust‡	30,354	30

Chatham Lodging Trust‡	16,953	104

Community Healthcare Trust‡	61,944	2,534

DiamondRock Hospitality‡	73,878	409

Diversified Healthcare Trust‡	86,600	383

Easterly Government Properties‡	122,115	2,823

Essential Properties Realty Trust‡	33,756	501

Four Corners Property Trust‡	25,490	622

Franklin Street Properties‡	38,777	197

Description	Shares	Value (000)

Getty Realty‡	12,584	$374

Global Net Lease‡	33,038	553

Hannon Armstrong Sustainable Infrastructure Capital‡	65,904	1,876

Hersha Hospitality Trust, Cl A‡	13,073	75

Independence Realty Trust‡	35,194	404

Industrial Logistics Properties Trust‡	306,498	6,299

Innovative Industrial Properties, Cl A‡	6,792	598

Investors Real Estate Trust‡	4,534	320

iStar‡	103,016	1,269

Kite Realty Group Trust‡	30,866	356

Lexington Realty Trust, Cl B‡	101,464	1,070

LTC Properties‡	14,687	553

Marcus & Millichap*	8,865	256

National Retail Properties‡	54,988	1,951

National Storage Affiliates Trust‡	22,937	657

NexPoint Residential Trust‡	8,180	289

Office Properties Income Trust‡	17,802	462

Omega Healthcare Investors‡	46,599	1,385

Outfront Media‡	107,270	1,520

Pennsylvania Real Estate Investment Trust‡	19,799	27

Postal Realty Trust, Cl A	124,589	1,987

QTS Realty Trust, Cl A‡	58,077	3,722

Rayonier‡	192,915	4,782

RE/MAX Holdings, Cl A	6,415	202

Realogy Holdings	40,950	303

Retail Opportunity Investments‡	42,780	485

RLJ Lodging Trust‡	72,414	684

RPT Realty‡	28,781	200

Safehold‡	4,846	279

Saul Centers‡	4,178	135

SITE Centers‡	54,600	442

St. Joe*	11,389	221

STAG Industrial‡	87,005	2,551

Summit Hotel Properties‡	38,072	226

Tanger Factory Outlet Centers‡	33,673	240

UMH Properties‡	235,871	3,050

Uniti Group‡	71,374	667

Universal Health Realty Income Trust‡	4,675	372

Urstadt Biddle Properties, Cl A‡	10,644	126

Washington‡	30,436	676

Washington Prime Group‡	67,536	57

Whitestone, Cl B‡	16,195	118

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Xenia Hotels & Resorts‡	41,531	$387

		60,350

Utilities – 1.8%

ALLETE	44,824	2,448

American States Water	53,037	4,170

Avista	133,053	4,842

California Water Service Group	17,652	842

El Paso Electric	14,890	998

Northwest Natural Holding	11,174	623

NorthWestern	70,430	3,840

Otter Tail	51,626	2,002

South Jersey Industries	33,760	844

Spire	9,909	651

Unitil	49,928	2,238

		23,498

Total Common Stock (Cost $1,257,269) (000)		1,266,737

EXCHANGE TRADED FUNDS — 0.3%

iShares Russell 2000 ETF	15,819	2,265

iShares Russell 2000 Value ETF	20,466	1,995

Total Exchange Traded Funds (Cost $4,768) (000)		4,260

	Number of Rights
RIGHTS — 0.0%

Media Genera‡‡ (A)	9,318	1

Tobira Therapeutics, Expires 12/31/2028(A)	900	13

Total Rights

(Cost $–) (000)		14

	Shares
SHORT-TERM INVESTMENT — 2.6%

State Street Institutional Treasury Money Market Fund, Cl Premier, 0.110% (B)	34,117,478	34,117

Total Short-Term Investment (Cost $34,117) (000)		34,117

Total Investments In Securities — 99.9% (Cost $1,296,154) (000)		$1,305,128

Percentages are based on net assets of $1,306,668 (000).

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	38	Sep-2020	$2,638	$2,731	$93

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of June 30, 2020.

Cl	— Class
ETF	— Exchange Traded Fund

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,266,737	$—	$—	$1,266,737
Exchange Traded Funds	4,260	—	—	4,260
Rights	—	—	14	14
Short-Term Investment	34,117	—	—	34,117

Total Investments in Securities	$1,305,114	$—	$14	$1,305,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$93	$–	$–	$93

Total Other Financial Instruments	$93	$–	$–	$93

**	Futures contracts are valued at the unrealized appreciation on the instrument.

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.0%

Argentina – 0.3%

Globant*	15,011	$2,249

MercadoLibre*	3,503	3,454

		5,703

Australia – 3.3%

Adairs	97,276	157

Adbri	1,013,350	2,229

Afterpay*	6,158	263

AGL Energy	19,382	230

ALS	192,967	880

Alumina	574,758	652

AMP*	95,884	124

Ampol	30,886	630

Ansell	43,150	1,100

APA Group	34,091	264

Aristocrat Leisure	16,893	302

Asaleo Care	380,463	266

ASX	5,575	329

Aurizon Holdings	59,651	204

AusNet Services	57,189	66

Austal	328,151	740

Australia & New Zealand Banking Group	275,097	3,574

Australian Pharmaceutical Industries	232,729	185

Beach Energy	338,965	362

BHP Group	108,284	2,699

BlueScope Steel	234,720	1,908

Brambles	224,074	1,698

Description	Shares	Value (000)

carsales.com	93,228	$1,155

Centuria Capital Group	43,654	54

Centuria Office‡	74,806	105

Challenger	30,777	95

Champion Iron*	138,307	274

Charter Hall Group‡	167,763	1,139

CIMIC Group	2,687	45

Class	38,788	36

Cleanaway Waste Management	1,183,037	1,821

Clover	53,721	80

Coca-Cola Amatil	162,773	981

Cochlear*	1,922	253

Codan	36,349	178

Coles Group	39,257	469

Commonwealth Bank of Australia	52,122	2,516

Computershare	13,236	122

Cromwell Property Group‡	854,472	531

Crown Resorts	11,372	77

CSL	13,361	2,669

CSR	375,781	960

Dacian Gold*	451,385	140

Data#3	193,872	615

Dexus‡	32,509	208

Dicker Data	21,871	106

Domain Holdings Australia	113,356	264

Eclipx Group*	58,836	52

Estia Health	397,256	424

Evolution Mining	84,230	334

Fortescue Metals Group	48,822	471

Goodman Group‡	48,409	500

GPT Group‡	56,661	164

GUD Holdings	125,081	996

GWA Group	131,560	253

Hotel Property Investments‡	8,189	16

Iluka Resources	211,221	1,251

Imdex	28,505	22

Independence Group NL	260,597	877

Infomedia	41,080	49

Ingenia Communities Group‡	148,874	465

Insurance Australia Group	194,630	779

IPH	65,687	340

James Hardie Industries*	12,847	249

JB Hi-Fi	9,845	294

Johns Lyng Group	33,128	54

Jupiter Mines	1,547,104	302

Kogan.com	60,719	624

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Lend Lease Group	20,381	$176

Macmahon Holdings	338,900	60

Macquarie Group	9,829	815

Magellan Financial Group	3,562	146

Mayne Pharma Group*	621,897	167

Medibank	83,715	173

Metcash	174,596	329

Mirvac Group‡	120,848	181

Mount Gibson Iron	150,446	64

National Australia Bank	237,735	3,020

National Storage‡	197,377	253

Netwealth Group	21,667	135

Newcrest Mining	76,732	1,696

Nine Entertainment Holdings	375,631	362

Northern Star Resources	21,336	201

Oil Search	62,326	138

Orica	126,531	1,467

Origin Energy	52,756	215

OZ Minerals	42,149	323

People Infrastructure	80,180	112

Perseus Mining*	883,550	808

Probiotec	7,520	10

Qantas Airways	17,789	47

QBE Insurance Group	169,178	1,040

Ramsay Health Care	5,426	250

REA Group	1,507	113

Regional Express Holdings	12,432	10

Regis Resources	155,106	564

Rio Tinto	10,767	731

RPMGlobal Holdings*	72,933	53

Santos	54,429	201

Saracen Mineral Holdings*	109,372	416

Scentre Group‡	154,782	233

SEEK	10,808	164

Sigma Healthcare	300,077	129

Sims	12,558	69

Sonic Healthcare	13,008	275

South32	149,777	212

Stockland‡	71,427	165

Suncorp Group	38,298	244

Sydney Airport	29,074	115

Tabcorp Holdings	54,355	127

Technology One	317,386	1,937

Telstra	119,744	260

TPG Telecom*	10,268	63

Transurban Group	78,984	778

Treasury Wine Estates	22,227	162

Description	Shares	Value (000)

Tuas*	5,134	$2

Unibail-Rodamco-Westfield‡	13,660	38

Vicinity Centres‡	122,260	121

Vita Group	96,528	65

Vocus Communications*	46,533	96

Washington H Soul Pattinson	29,495	400

Waypoint‡	443,822	801

Wesfarmers	33,556	1,046

Western Areas	142,584	261

Westpac Banking	105,296	1,308

WiseTech Global	3,487	47

Woodside Petroleum	27,641	417

Woolworths Group	74,624	1,926

WPP AUNZ	126,581	25

		68,033

Austria – 0.2%

ANDRITZ	9,266	338

BAWAG Group	10,480	364

Erste Group Bank	9,181	217

EVN	7,962	134

Oesterreichische Post	11,815	393

OMV	4,559	154

Raiffeisen Bank International	4,038	72

S IMMO	2,712	49

Telekom Austria, Cl A	19,698	136

Verbund	1,907	85

Vienna Insurance Group Wiener Versicherung Gruppe	9,639	216

Voestalpine	3,549	77

Wienerberger	46,271	1,012

Zumtobel Group	10,549	76

		3,323

Belgium – 0.6%

Aedifica‡	959	105

Ageas	5,330	190

AGFA-Gevaert*	74,387	312

Anheuser-Busch InBev	40,444	2,004

Barco*	3,131	556

Befimmo‡	8,329	374

bpost*	8,885	60

Brederode	692	58

Cie d’Entreprises CFE	1,136	78

Colruyt	1,753	97

D’ieteren	2,498	139

Econocom Group	20,481	42

Elia Group	891	97

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

EVS Broadcast Equipment	6,019	$111

Financiere de Tubize	509	47

Groupe Bruxelles Lambert	2,351	197

Intervest Offices & Warehouses‡	1,727	45

KBC Ancora*	2,148	74

KBC Group	91,302	5,276

Ontex Group*	8,600	126

Orange Belgium	2,252	37

Proximus	5,041	103

Sofina	444	118

Solvay	2,178	175

Telenet Group Holding	17,121	707

UCB	3,612	420

Umicore	5,858	277

Warehouses De Pauw CVA‡	12,422	341

		12,166

Brazil – 1.7%

Alupar Investimento	5,341	24

Ambev*	511,625	1,343

Ambev ADR*	2,040,668	5,388

B3 - Brasil Bolsa Balcao	361,000	3,697

Banco Bradesco ADR*	1,252,800	4,773

Banco BTG Pactual*	9,700	138

Banco do Brasil*	66,000	391

Cia de Saneamento do Parana*	100,200	583

Cielo	155,100	132

Embraer*	61,960	93

IRB Brasil Resseguros S	232,200	474

JBS	224,900	884

LOG Commercial Properties e Participacoes	115,276	695

LPS Brasil Consultoria de Imoveis*	96,984	95

Marfrig Global Foods*	97,800	226

Minerva*	59,600	144

MRV Engenharia e Participacoes	326,600	1,089

Natura & Holding*	236,326	1,725

Odontoprev	494,200	1,313

Porto Seguro	138,642	1,301

Qualicorp Consultoria e Corretora de Seguros	66,000	354

Raia Drogasil	65,800	1,351

Rumo*	633,300	2,625

Sul America*	169,700	1,426

TOTVS	859,900	3,700

Transmissora Alianca de Energia Eletrica	40,900	214

WEG	145,200	1,371

		35,549

Description	Shares	Value (000)

Canada – 4.1%

Agnico Eagle Mines	6,880	$441

Aimia*	59,760	131

Air Canada, Cl A*	3,300	41

Algonquin Power & Utilities	14,482	188

Alimentation Couche-Tard, Cl B	83,602	2,622

AltaGas	7,300	84

Artis‡	22,900	127

Atco, Cl I	2,300	68

Atlantic Power*	32,200	65

B2Gold	29,900	170

Bank of Montreal	19,205	1,022

Bank of Nova Scotia	123,939	5,128

Barrick Gold	173,054	4,657

Bausch Health*	9,000	165

BCE	26,127	1,090

BlackBerry*	216,089	1,054

Boardwalk‡	5,628	123

Brookfield Asset Management, Cl A	136,013	4,476

CAE*	8,000	130

Cameco	12,400	127

Canadian Apartment Properties‡	2,500	89

Canadian Imperial Bank of Commerce	13,000	869

Canadian National Railway	79,444	7,036

Canadian National Railway	21,000	1,858

Canadian Natural Resources	116,155	2,015

Canadian Pacific Railway	11,744	2,987

Canadian Tire, Cl A	1,800	156

Canadian Utilities, Cl A	3,700	92

Canadian Western Bank	8,100	141

Canopy Growth*	5,900	96

Cascades	12,600	137

CCL Industries, Cl B	4,600	149

Celestica*	41,918	288

Cenovus Energy*	27,500	129

CGI, Cl A*	7,100	447

CI Financial	6,400	81

Cogeco	9,100	543

Colliers International Group	3,167	183

Computer Modelling Group	13,044	46

Constellation Software	2,584	2,918

CRH Medical*	34,121	71

Cronos Group*	4,700	28

Dollarama	8,900	296

Dorel Industries, Cl B*	7,800	31

Dream Hard Asset Alternatives Trust	5,100	18

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Dream Office‡	11,365	$172

DREAM Unlimited, Cl A	23,800	157

Emera	6,900	272

Empire	4,600	110

Enbridge	59,500	1,809

Exco Technologies	4,200	21

Fairfax Financial Holdings	9,336	2,885

Finning International	50,723	692

First Capital Real Estate Investment Trust‡	5,000	51

First Quantum Minerals	21,500	171

Fortis	13,785	524

Franco-Nevada	16,038	2,241

George Weston	2,240	164

Gildan Activewear*	32,947	510

Great-West Lifeco	8,400	147

Hardwoods Distribution	2,800	34

High Liner Foods	15,435	66

HLS Therapeutics	1,700	23

Hydro One	10,000	188

iA Financial	19,500	653

IGM Financial	1,900	46

Imperial Oil	7,300	117

Intact Financial	4,100	390

Inter Pipeline	62,609	583

Keyera	5,700	87

Kinross Gold*	36,200	261

Kirkland Lake Gold	4,700	194

Kirkland Lake Gold	3,400	140

Leon’s Furniture	2,600	26

Loblaw	40,048	1,950

Lundin Mining	19,800	106

Magna International	23,738	1,058

Mainstreet Equity*	600	30

Manulife Financial	56,200	765

Martinrea International	30,900	234

Metro, Cl A	7,610	314

Morguard‡	13,500	51

Morguard North American Residential Real Estate Investment Trust‡	16,100	173

Mullen Group*	19,600	105

National Bank of Canada	9,900	449

Nexus Real Estate Investment Trust‡	55,300	62

Nutrien	17,009	547

Onex	2,400	108

Open Text	7,700	327

Pan American Silver	6,100	185

Description	Shares	Value (000)

Parkland	4,300	$107

Pembina Pipeline	15,572	389

Plaza Retail‡	8,900	21

Polaris Infrastructure	10,200	108

Power Corp of Canada	16,681	293

PrairieSky Royalty	74,347	470

Quebecor, Cl B	5,800	125

Resolute Forest Products*	32,675	69

Restaurant Brands International	8,500	462

RioCan‡	3,900	44

Ritchie Bros Auctioneers	39,677	1,616

Rogers Communications, Cl B	28,054	1,127

Royal Bank of Canada	41,900	2,842

Saputo	11,800	—

Saputo	48,600	1,159

Shaw Communications, Cl B	14,151	231

Shopify, Cl A*	3,100	2,945

SmartCentres‡	2,200	34

Spin Master*	52,026	940

Stantec	3,671	113

Sun Life Financial	17,000	625

Suncor Energy	210,549	3,549

TC Energy	27,533	1,176

Teck Resources, Cl B	13,200	138

TECSYS	2,800	49

TELUS	12,773	214

Thomson Reuters	5,040	342

TMX Group	1,600	158

Toronto-Dominion Bank	53,300	2,379

Total Energy Services*	12,128	19

Transcontinental, Cl A	1,900	21

Wajax	10,200	63

Wheaton Precious Metals	13,145	578

WSP Global	3,100	190

Yamana Gold	27,400	149

		84,556

Chile – 0.2%

AES Gener	676,490	98

CAP*	4,551	29

Cencosud	255,849	358

Cia Sud Americana de Vapores*	19,660,503	450

Colbun	384,866	61

Enaex	26,268	222

Enel Americas	9,571,000	1,445

Engie Energia Chile	39,596	53

Falabella	225,141	713

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Quinenco	628,316	$899

		4,328

China – 3.4%

Alibaba Group Holding ADR*	76,824	16,572

Anhui Conch Cement, Cl H	330,280	2,226

Asia Cement China Holdings	28,000	28

Autohome ADR	9,894	747

Baidu ADR*	44,819	5,374

Bank of Communications, Cl H	3,439,506	2,123

BeiGene ADR*	1,100	207

CECEP COSTIN New Materials Group* (A)	1,134,000	—

China Railway Group, Cl H	91,000	47

China Telecom ADR	6,143	172

China Tourism Group Duty Free, Cl A	268,750	5,864

FinVolution Group ADR	38,030	69

JD.com ADR*	62,793	3,779

Jiangsu Hengrui Medicine, Cl A	119,240	1,561

JOYY ADR*	430	38

Kweichow Moutai, Cl A	13,700	2,836

Midea Group, Cl A	391,100	3,317

Momo ADR*	52,310	914

NetEase ADR	21,646	9,294

Qudian ADR*	17,657	30

Sohu.com ADR*	10,872	100

TAL Education Group ADR*	40,632	2,778

TravelSky Technology, Cl H	1,054,000	1,857

Tsingtao Brewery, Cl H	68,000	514

Vipshop Holdings ADR*	128,892	2,566

Xiwang Special Steel*	1,566	—

Yum China Holdings*	100,617	4,837

Zhangzhou Pientzehuang Pharmaceutical, Cl A	94,800	2,288

		70,138

Colombia – 0.0%

Bancolombia ADR	30,793	810

Cypress – 0.0%

QIWI ADR	21,423	371

Czech Republic – 0.0%

Komercni Banka*	23,191	541

O2 Czech Republic	11,104	103

		644

Denmark – 2.0%

ALK-Abello*	2,401	645

Ambu, Cl B	4,707	149

Description	Shares	Value (000)

AP Moeller - Maersk, Cl A	101	$110

AP Moeller - Maersk, Cl B	184	216

Bavarian Nordic*	3,872	106

Carlsberg, Cl B	32,664	4,337

Chemometec	12,479	597

Chr Hansen Holding	3,140	324

Coloplast, Cl B	30,641	4,764

D/S Nordern	20,678	280

Danske Bank*	29,678	398

Demant*	50,758	1,345

DSV PANALPINA	6,133	752

Genmab*	1,901	639

GN Store Nord	64,347	3,452

H Lundbeck	1,960	74

H+H International, Cl B*	3,440	55

MT Hoejgaard Holding*	1,614	28

Nilfisk Holding*	4,207	58

Novo Nordisk, Cl B	225,954	14,729

Novozymes, Cl B	6,298	366

Orsted	19,029	2,211

Pandora	2,895	158

Per Aarsleff Holding	11,415	413

Ringkjoebing Landbobank	2,963	210

Scandinavian Tobacco Group	57,054	845

Solar, Cl B	2,081	81

Spar Nord Bank*	37,772	301

Tryg	3,475	101

Vestas Wind Systems	41,212	4,217

		41,961

Finland – 0.8%

Admicom	318	31

Altia	2,850	26

Atria, Cl A	3,051	30

Elisa	4,120	251

eQ	1,600	24

Fiskars Abp	1,923	22

Fortum	12,839	246

F-Secure*	12,306	40

Huhtamaki*	14,962	592

Kamux	3,316	27

Kemira	51,221	663

Kojamo	3,078	65

Kone, Cl B	10,085	694

Lassila & Tikanoja	7,338	108

Metsa Board	27,782	189

Metso	3,015	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Neste	12,501	$491

Nokia*	167,371	736

Nokian Renkaat	217,990	4,810

Nordea Bank Abp	3,302	23

Orion, Cl B	2,841	137

QT Group*	1,481	45

Sampo, Cl A	66,405	2,297

Stora Enso, Cl R	17,483	210

Terveystalo	13,073	129

Tikkurila	103,736	1,450

Tokmanni Group	13,710	203

UPM-Kymmene	15,753	457

Uponor	14,156	191

Valmet	45,831	1,203

Wartsila, Cl B	58,303	485

		15,974

France – 6.9%

ABC arbitrage	7,029	54

Accor*	5,954	163

Aeroports de Paris	805	83

Air Liquide	150,849	21,866

Airbus Group*	30,631	2,193

Alstom*	5,488	256

Alten*	7,047	610

Amundi*	1,702	134

Arkema	2,103	202

Atos*	2,948	253

AXA	107,051	2,259

Bigben Interactive	13,371	169

BioMerieux	1,180	163

BNP Paribas*	65,953	2,637

Bollore	22,156	70

Bouygues*	6,675	230

Bureau Veritas*	8,404	178

Caisse Regionale de Credit Agricole Mutuel Brie Picardie*	188	5

Capital Gemini	42,427	4,896

Carrefour	18,133	281

Casino Guichard Perrachon*	1,370	51

Cegedim*	2,822	91

Cie de Saint-Gobain*	15,426	560

Cie Generale des Etablissements Michelin SCA	4,976	514

CNP Assurances*	4,404	51

Coface*	20,815	138

Covivio‡	1,617	118

Credit Agricole*	32,175	309

Description	Shares	Value (000)

Criteo ADR*	9,628	$110

Danone	102,888	7,139

Dassault Aviation*	62	58

Dassault Systemes	16,349	2,833

Derichebourg	11,647	34

Edenred	43,428	1,894

Eiffage*	2,341	215

Electricite de France	18,194	169

Elis*	62,797	741

Engie*	338,292	4,200

EssilorLuxottica*	55,192	7,110

Eurazeo*	1,150	59

Eurofins Scientific*	2,932	1,850

Faurecia*	1,901	75

Focus Home Interactive	244	9

Gaztransport Et Technigaz	9,251	710

Gecina‡	1,302	161

Getlink*	63,681	921

Groupe Partouche*	895	21

Guerbet	1,723	65

Hermes International	2,155	1,811

HEXAOM*	972	37

ICADE‡	953	67

Iliad	403	79

Imerys	2,686	92

Ingenico Group*	1,802	288

Innate Pharma*	20,038	124

Ipsen	996	85

JCDecaux*	18,620	348

Kering	2,235	1,222

Klepierre‡	5,298	106

Korian*	2,899	107

La Francaise des Jeux SAEM	2,478	77

LafargeHolcim	69	3

Legrand	83,383	6,375

L’Oreal	22,550	7,252

LVMH Moet Hennessy Louis Vuitton	24,125	10,728

Mersen*	4,721	113

Metropole Television*	10,913	123

Natixis*	23,654	63

Nexans*	6,487	304

Orange	57,693	691

Orpea*	1,490	172

Pernod Ricard	45,126	7,123

Peugeot*	17,391	286

Publicis Groupe	5,914	192

Quadient	9,057	133

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Remy Cointreau	714	$97

Renault*	4,985	127

Rexel*	40,233	462

Safran*	9,484	956

Sanofi	33,194	3,403

Sartorius Stedim Biotech	779	198

Schneider Electric	148,663	16,638

Science*	12,891	131

SCOR*	4,913	135

SEB	623	103

SES, Cl A	9,380	64

Societe Generale*	23,595	397

Sodexo	2,473	169

Solocal Group*	112,367	20

Somfy	662	67

Sopra Steria Group*	794	99

STMicroelectronics	18,389	504

Suez	10,152	119

Sword Group*	866	28

Tarkett*	4,305	50

TechnipFMC	13,740	95

Teleperformance	5,002	1,276

Thales	8,225	667

TOTAL	263,961	10,200

Ubisoft Entertainment*	2,645	219

Valeo	6,940	184

Veolia Environnement	15,318	347

Vicat	4,204	130

Vinci	15,169	1,401

Virbac*	286	63

Vivendi	24,629	633

Wendel	695	67

Worldline*	4,094	359

		144,317

Germany – 5.9%

adidas*	12,729	3,363

Affimed*	20,248	93

Allianz	12,283	2,523

alstria office‡	24,997	373

Amadeus Fire*	1,787	224

Aroundtown*	33,864	195

Atoss Software	140	16

BASF	156,505	8,812

Bauer*	3,014	33

Bayer	128,772	9,590

Bayerische Motoren Werke	120,163	7,675

Description	Shares	Value (000)

Beiersdorf	68,040	$7,747

Borussia Dortmund GmbH & KGaA	2,047	13

Brenntag	28,269	1,491

Carl Zeiss Meditec	1,260	124

Centrotec*	1,792	28

Cewe Stiftung & KGAA	1,083	120

Commerzbank*	31,506	142

CompuGroup Medical & KgaA	6,103	484

Continental	3,245	320

Corestate Capital Holding	5,014	102

Covestro	5,251	201

CropEnergies	10,890	110

CTS Eventim & KGaA*	11,804	494

Daimler	25,321	1,034

Delivery Hero*	3,840	398

Dermapharm Holding	6,159	308

Deutsche Bank*	58,051	558

Deutsche Boerse	30,057	5,461

Deutsche EuroShop*	18,082	256

Deutsche Lufthansa*	5,900	60

Deutsche Post	29,271	1,079

Deutsche Telekom	163,017	2,757

Deutsche Wohnen	10,232	461

DIC Asset	9,755	132

Draegerwerk & KGaA	908	61

Duerr	3,415	90

E.ON	65,803	744

Eckert & Ziegler Strahlen- und Medizintechnik	1,377	231

Encavis	35,648	523

Evonik Industries	5,765	147

Evotec*	12,121	332

Fraport Frankfurt Airport Services Worldwide*	1,260	55

Fresenius & KGaA	12,424	621

Fresenius Medical Care & KGaA	34,436	2,971

GEA Group	11,156	355

Gerresheimer	3,522	326

GFT Technologies	5,869	72

Hamburger Hafen und Logistik	6,357	109

Hannover Rueck	4,511	782

HeidelbergCement	4,525	244

HelloFresh*	65,174	3,494

Henkel & KGaA	63,701	5,316

Hochtief	754	68

Hornbach Baumarkt	1,888	61

Hornbach Holding & KGaA	6,417	534

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Infineon Technologies	36,639	$870

IVU Traffic Technologies	5,518	96

KION Group	1,675	104

Knorr-Bremse	1,490	151

LANXESS	2,336	124

LEG Immobilien	1,990	254

Linde	19,072	4,054

LPKF Laser & Electronics	11,772	257

Merck KGaA	40,868	4,787

METRO	4,050	39

MorphoSys*	3,911	498

MTU Aero Engines	11,933	2,077

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,263	1,112

Nemetschek	1,665	116

New Work	530	163

Nexus	1,524	67

Paul Hartmann	107	38

ProSiebenSat.1 Media*	30,094	359

Puma*	2,554	199

QIAGEN*	75,711	3,255

QSC	18,840	29

RWE	16,968	597

SAP	147,585	20,740

Scout24	3,102	242

Siemens	22,521	2,672

Siemens Healthineers	4,528	218

Software	17,599	714

Stabilus	13,559	716

Symrise, Cl A	3,767	439

Takkt	4,992	51

TeamViewer*	3,748	206

Telefonica Deutschland Holding	34,296	102

ThyssenKrupp*	10,582	76

Traffic Systems	1,554	59

TUI	37,413	179

Uniper	6,088	197

United Internet	3,313	141

Varta*	5,039	572

VIB Vermoegen	5,082	156

Volkswagen	874	141

Vonovia	14,876	916

Wuestenrot & Wuerttembergische	10,718	183

Zalando*	4,574	325

zooplus*	1,338	220

		122,424

Description	Shares	Value (000)

Greece – 0.3%

Aegean Airlines	27,543	$123

Eurobank Ergasias*	4,957,521	2,297

Fourlis Holdings*	125,273	602

Hellenic Petroleum	8,507	57

Hellenic Telecommunications Organization	71,491	967

JUMBO*	117,537	2,115

Motor Oil Hellas Corinth Refineries	48,181	669

National Bank of Greece*	219,194	310

		7,140

Hong Kong – 6.3%

Agile Group Holdings	132,000	156

Agricultural Bank of China, Cl H	5,177,000	2,085

AIA Group	2,180,400	20,384

Ajisen China Holdings	760,000	106

Analogue Holdings	34,000	5

APT Satellite Holdings	142,000	37

ASM Pacific Technology	7,700	82

BAIC Motor, Cl H	683,239	298

Bank of China, Cl H	6,227,000	2,308

Bank of East Asia	37,013	85

BOC Hong Kong Holdings	108,500	347

Brightoil Petroleum Holdings*	155,000	7

Budweiser Brewing APAC	54,600	160

BYD Electronic International	356,500	820

Champion‡	257,000	134

Chanjet Information Technology, Cl H	800	1

China Aoyuan Group	658,199	803

China Boqi Environmental Holding	332,000	54

China Construction Bank, Cl H	5,874,000	4,766

China Everbright Bank, Cl H	489,000	185

China Meidong Auto Holdings	42,000	104

China Mengniu Dairy	129,000	495

China Minsheng Banking, Cl H	430,127	296

China Mobile	1,095,000	7,432

China National Building Material, Cl H	1,386,168	1,478

China Overseas Grand Oceans Group	93,000	53

China Resources Cement Holdings	352,000	432

China Vanke, Cl H	635,077	2,009

Chow Sang Sang Holdings International	74,000	79

CITIC	712,000	672

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

CITIC Telecom International Holdings	115,000	$37

CK Asset Holdings	75,638	451

CK Hutchison Holdings	250,884	1,613

CK Infrastructure Holdings	20,000	103

CLP Holdings	49,000	480

CNOOC	1,150,000	1,272

Convenience Retail Asia	94,000	44

Convoy Global Holdings*	402,000	2

Country Garden Holdings	1,197,621	1,477

Cowell e Holdings	1,141,000	408

Dah Sing Banking Group	51,600	47

Dah Sing Financial Holdings	8,073	23

Dynam Japan Holdings	96,200	87

Esprit Holdings*	2,226,977	243

FIH Mobile*	1,659,000	179

First Pacific	1,051,857	202

Galaxy Entertainment Group*	62,000	423

GDH Guangnan Holdings	210,000	17

Giordano International	494,000	75

Goodbaby International Holdings*	326,000	37

Hang Lung Group	42,000	98

Hang Lung Properties	61,000	145

Hang Seng Bank	22,800	385

Henderson Land Development	42,708	163

Hengan International Group	38,500	303

Hi Sun Technology China*	315,000	36

HK Electric Investments & HK Electric Investments	67,158	70

HKR International	193,600	86

HKT Trust	105,740	155

Hong Kong & China Gas	308,939	478

Hong Kong Exchanges and Clearing	34,925	1,494

Hongkong & Shanghai Hotels	306,089	278

HSBC Holdings*	1,311,011	6,132

Hysan Development	38,000	122

Industrial & Commercial Bank of China, Cl H	5,529,000	3,358

International Housewares Retail	151,000	36

JH Educational Technology	160,000	49

Johnson Electric Holdings	366,070	647

Kaisa Group Holdings	1,425,275	543

Kaisa Prosperity Holdings	9,500	39

Kerry Properties	14,500	38

Kingboard Holdings	255,340	666

Kowloon Development	44,000	48

Lenovo Group	2,540,000	1,414

Li Ning	441,500	1,420

Description	Shares	Value (000)

Link‡	62,300	$510

Livzon Pharmaceutical Group, Cl H	51,500	261

L’Occitane International	161,885	273

Logan Group	884,000	1,579

Longfor Group Holdings	192,000	916

Lonking Holdings	320,000	97

Luk Fook Holdings International	27,000	59

Melco Resorts & Entertainment ADR*	5,973	93

MTR	44,377	230

NetDragon Websoft Holdings	29,000	82

New World Development	44,458	211

Nine Dragons Paper Holdings	179,000	163

Nissin Foods	36,000	29

NWS Holdings	42,252	37

O-Net Technologies Group*	225,000	148

PCCW	114,136	65

Perfect Shape Medical	740,716	265

Pico Far East Holdings	18,000	3

Ping An Insurance Group of China, Cl H	599,000	6,013

Poly Property Group	111,374	34

Polytec Asset Holdings	415,000	41

Power Assets Holdings	40,000	217

Prosperity‡	257,000	77

Sands China	71,600	283

Scud Group*	252,000	8

S-Enjoy Service Group	196,000	510

Shanghai Pharmaceuticals Holding, Cl H	161,800	273

Shenzhou International Group Holdings	258,000	3,129

Shimao Group Holdings	119,000	506

Shui On Land	287,500	48

Sino Land	86,614	109

Sinopec Engineering Group, Cl H	275,000	117

Sinopharm Group, Cl H	95,600	246

Sinosoft Technology Group*	440,000	64

Sinotruk Hong Kong	611,126	1,588

SITC International Holdings	565,000	603

SJM Holdings	64,000	71

SmarTone Telecommunications Holdings	66,447	36

Stella International Holdings	794,948	818

Sun Hung Kai Properties	37,393	478

Sunlight‡	84,000	42

Swire Pacific, Cl A	13,000	69

Swire Properties	36,600	93

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Tai Hing Group Holdings	408,358	$71

Techtronic Industries	40,500	400

Television Broadcasts	132,600	155

Tencent Holdings	367,700	23,710

Tencent Music Entertainment Group ADR*	273,467	3,681

Texwinca Holdings	850,342	126

Tianyun International Holdings	328,000	40

Tingyi Cayman Islands Holding	829,014	1,297

Town Health International Medical Group*	154,000	7

Trip.com Group ADR*	13,822	358

United Laboratories International Holdings	368,000	320

VSTECS Holdings	214,000	115

VTech Holdings	48,511	292

Wang On Properties	9,484,000	163

Want Want China Holdings	2,125,996	1,610

Weichai Power, Cl H	765,000	1,429

WH Group	275,101	237

Wharf Real Estate Investment	51,000	244

Wheelock	23,000	182

Wynn Macau	50,000	86

Xinyi Glass Holdings	2,276,000	2,790

Yue Yuen Industrial Holdings	645,000	988

Zengame Technology Holding	354,560	49

Zhongsheng Group Holdings	151,500	848

		130,988

Hungary – 0.0%

OTP Bank Nyrt*	23,560	828

Richter Gedeon Nyrt	1,924	40

		868

India – 2.6%

Aarti Drugs	5,514	94

Asian Paints	88,658	1,981

Aurobindo Pharma	62,375	634

Axis Bank*	289,341	1,551

Bajaj Finance	29,570	1,102

Bata India	41	1

Bharti Airtel	272,432	2,023

Birlasoft	166,834	197

Britannia Industries	29,722	1,417

Cipla	48,634	413

Dishman Carbogen Amcis	47,376	77

Dr Reddy’s Laboratories	22,473	1,174

eClerx Services	6,220	37

FDC	11,827	44

HCL Technologies	212,074	1,567

Description	Shares	Value (000)

HDFC Bank ADR*	3,836	$174

HDFC Bank*	234,041	3,290

HEG	10,386	114

Housing Development Finance	255,359	5,929

Infosys	289,148	2,834

Infosys ADR	505,541	4,884

IOL Chemicals and Pharmaceuticals	27,958	168

ION Exchange India	6,166	53

JB Chemicals & Pharmaceuticals	22,004	206

Lupin	103,072	1,246

Mahindra & Mahindra	97,016	654

Maruti Suzuki India	17,709	1,364

Motherson Sumi Systems	1,824,758	2,287

Mphasis	21,511	250

Oracle Financial Services Software	7,969	302

Power Finance	108,808	121

Redington India	5,025	6

Reliance Industries*	16,104	47

Reliance Industries	241,547	5,467

Sanofi India	1,241	130

Shriram Transport Finance	130,627	1,191

Sobha	5,342	16

Sun Pharmaceutical Industries	133,871	838

Tata Consultancy Services	180,343	4,955

UPL	503,625	2,838

Vodafone Idea*	5,289,824	740

Wipro	624,903	1,821

WNS Holdings ADR*	2,386	131

		54,368

Indonesia – 0.4%

Bank Mandiri Persero	1,712,400	595

Bank Negara Indonesia Persero	2,554,700	820

Bank Pembangunan Daerah Jawa Timur	467,000	16

Bank Rakyat Indonesia Persero	8,964,200	1,917

Erajaya Swasembada	919,800	81

Indosat*	291,300	48

Matahari Department Store*	633,100	72

Media Nusantara Citra	12,073,643	765

Mitra Pinasthika Mustika	462,700	16

Perusahaan Gas Negara	1,639,600	130

Puradelta Lestari	2,315,300	28

Telekomunikasi Indonesia Persero	13,086,800	2,798

United Tractors	481,294	560

		7,846

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Ireland – 0.9%

AC Immune*	18,026	$121

AerCap Holdings*	4,202	129

Bank of Ireland Group*	159,720	330

CRH	265,633	9,158

Irish Continental Group	96,182	386

Paddy Power Betfair*	5,953	785

Ryanair Holdings ADR*	99,695	6,614

Smurfit Kappa Group	6,574	220

		17,743

Israel – 0.6%

Alony Hetz Properties & Investments	21,372	213

Arko Holdings*	140,961	30

Ashtrom Group	8,795	93

Azrieli Group	1,275	58

Bank Hapoalim	33,875	202

Bank Leumi Le-Israel	43,646	219

Bayside Land	182	95

Blue Square Real Estate	570	20

Camtek*	5,747	72

Check Point Software Technologies*	57,550	6,182

CyberArk Software*	1,100	109

Danel Adir Yeoshua	2,389	224

Delek Automotive Systems	9,441	43

Delta Galil Industries	4,264	49

Elbit Systems	720	99

Elco	3,756	125

Electra	270	115

Electra Consumer Products 1970	2,149	50

First International Bank of Israel*	13,139	278

ICL Group	21,415	64

Industrial Buildings*	600,881	1,089

Israel Discount Bank, Cl A	211,631	645

Isramco Negev 2	676,878	59

Isras Investment	163	22

Magic Software Enterprises	3,542	40

Malam - Team	550	110

Melisron	5,330	201

Mizrahi Tefahot Bank	3,633	68

Naphtha Israel Petroleum*	34,467	111

Neto ME Holdings	1,071	39

NICE-Systems*	1,753	327

Norstar Holdings	1,304	6

Nova Measuring Instruments*	3,167	153

Oil Refineries	57,166	11

Partner Communications*	19,782	88

Description	Shares	Value (000)

Perion Network*	11,171	$58

Prashkovsky Investments and Construction	10,428	137

Rami Levy Chain Stores Hashikma Marketing 2006	1,076	60

Sapiens International	4,688	131

Silicom*	1,618	59

Tadiran Holdings	1,211	60

Teva Pharmaceutical Industries*	4,022	49

Teva Pharmaceutical Industries ADR*	27,453	338

Wix.com*	1,500	384

		12,585

Italy – 1.4%

A2A	119,285	169

ACEA	25,756	497

Amplifon*	14,928	399

Anima Holding	27,893	121

Assicurazioni Generali	32,735	497

ASTM*	13,691	314

Atlantia*	14,906	241

Avio*	19,585	338

Azimut Holding	39,928	686

B&C Speakers*	1,422	18

Banca Carige*	2,052,741	1

Banca Farmafactoring	35,544	203

Banca Generali	71,420	2,149

Banca Mediolanum	30,358	219

Banca Sistema	126,220	208

BasicNet	8,739	40

Buzzi Unicem	14,881	322

Cairo Communication*	16,623	28

Cellularline	2,087	12

Cerved Group*	11,242	81

CNH Industrial*	209,353	1,476

Davide Campari-Milano	78,388	663

DiaSorin	1,343	258

Digital Bros*	3,711	90

Elica*	16,618	50

Enel	239,414	2,073

Eni	288,342	2,770

Esprinet*	49,779	212

EXOR	3,163	182

Ferrari	3,749	642

Fiat Chrysler Automobiles*	31,359	320

Fiera Milano	30,935	106

Fine Foods & Pharmaceuticals NTM	8,130	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

FinecoBank Banca Fineco*	18,479	$250

Freni Brembo*	156,230	1,452

Hera	188,602	712

Immobiliare Grande Distribuzione SIIQ‡	44,639	176

Infrastrutture Wireless Italiane	6,919	70

Intesa Sanpaolo*	2,262,290	4,358

Iren	321,364	799

Italmobiliare	833	27

Leonardo-Finmeccanica	11,424	76

Mediobanca Banca di Credito Finanziario	16,681	121

Moncler*	5,501	209

Nexi*	10,859	189

Pharmanutra	641	17

Pirelli & C*	11,293	48

Poste Italiane	14,364	126

Prysmian	6,552	152

Recordati	2,961	148

Reno de Medici	31,801	25

Reply	1,459	118

Saipem	274,730	691

Sanlorenzo*	909	15

Sesa	3,358	203

Snam	57,467	281

Societa Cattolica di Assicurazioni SC*	4,518	26

Telecom Italia	152,166	59

Telecom Italia	256,529	101

Tenaris	13,268	86

Terna Rete Elettrica Nazionale	39,833	275

Tinexta Spa*	11,170	150

UniCredit*	150,638	1,397

Unipol Gruppo*	313,535	1,224

		29,066

Japan – 16.1%

77 Bank	40,200	601

A&A Material	1,700	17

A&D	5,300	34

ABC-Mart	3,900	228

Acom	12,100	46

Adastria*	18,000	287

Advantest	5,600	320

Aeon	18,700	435

Aeon Delight	4,900	136

AEON Financial Service	14,400	158

Aeon Mall	2,100	28

Description	Shares	Value (000)

AGC*	6,000	$171

Ain Holdings	33,400	2,185

Air Water	15,000	212

Aisin Seiki*	4,800	140

Ajinomoto	13,100	217

Alfresa Holdings	47,000	982

Alpen	1,400	22

Altech	2,519	45

Amada	9,600	78

ANA Holdings*	3,300	76

Anabuki Kosan	2,000	29

Anest Iwata	6,200	48

AOI TYO Holdings*	5,600	23

Aozora Bank	2,800	49

Applied	900	33

Arata	2,200	99

Arcs	13,800	277

Argo Graphics	3,000	94

Asahi	13,900	192

Asahi Group Holdings	17,900	628

Asahi Intecc	5,300	150

Asahi Kasei	37,100	305

Asante	2,200	30

Asia Pile Holdings	3,800	17

Asics*	41,100	469

ASKUL	4,100	131

Astellas Pharma	75,800	1,265

Awa Bank	2,000	45

Azbil	10,400	317

Bank of Kyoto	2,000	71

Bank of Nagoya	1,800	39

Bank of Saga	1,188	13

Bank of the Ryukyus	5,600	50

BayCurrent Consulting*	3,900	325

Beenos	3,500	33

Benesse Holdings	2,100	56

BML	1,700	44

Bridgestone	40,000	1,286

Broccoli	3,100	37

Brother Industries	5,800	105

Bunka Shutter	64,400	446

Business Brain Showa-Ota	200	2

Business Engineering	1,605	39

Calbee	7,200	199

Canon	205,800	4,081

Capcom	36,100	1,320

Career Design Center*	5,600	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Casio Computer	32,400	$568

Cawachi	7,300	187

Central Japan Railway*	4,140	640

Central Sports	800	17

Chiba Bank	14,100	66

Chiba Kogyo Bank	32,700	71

Chubu Electric Power	19,300	242

Chugai Pharmaceutical	19,500	1,044

Chugoku Electric Power*	8,700	116

Coca-Cola Bottlers Japan Holdings*	3,400	62

Computer Engineering & Consulting	20,000	317

Computer Institute of Japan	9,400	72

Concordia Financial Group	27,300	87

CONEXIO*	6,900	92

Cosmos Pharmaceutical	600	92

Cota	1,760	19

Credit Saison	30,400	348

Creo	3,300	39

Cresco	3,800	50

CTI Engineering	11,100	177

Cube System	7,300	72

CyberAgent	3,100	152

Cybernet Systems	49,700	310

Cybozu	1,400	44

Dai Nippon Printing	7,500	172

Daicel	6,500	50

Daido Metal	18,400	93

Daifuku	7,700	674

Daihen	6,700	239

Dai-ichi Life Holdings	142,600	1,698

Daiichi Sankyo	16,700	1,363

Daiichikosho	5,300	159

Daiken Medical	20,100	112

Daiki Aluminium Industry	18,200	96

Daikin Industries	54,100	8,710

Daikoku Denki	4,200	50

Daito Pharmaceutical	5,200	193

Daito Trust Construction*	2,100	193

Daitron*	1,700	26

Daiwa House Industry	30,500	719

Daiwa House Investment, Cl A‡	53	125

Daiwa Office Investment‡	35	194

Daiwa Securities Group	88,900	371

DCM Holdings	28,300	324

DD Holdings*	3,600	31

Dena	17,100	213

Description	Shares	Value (000)

Denso*	255,000	$9,946

Dentsu Group	6,800	161

Digital Information Technologies	12,000	158

Dip*	22,700	459

Disco	800	194

DKK	3,700	89

DMS	454	6

Doshisha	9,700	146

Doutor Nichires Holdings	7,900	128

Duskin	14,000	357

East Japan Railway*	22,500	1,558

Ebara Jitsugyo	4,400	116

EDION	35,700	362

Eiken Chemical*	8,400	135

Eisai	7,320	580

EJ Holdings	1,200	21

Electric Power Development	13,200	250

Elematec*	2,300	19

ENEOS Holdings	87,300	311

en-japan	3,800	94

Exedy*	6,900	103

FamilyMart	6,800	117

FAN Communications	11,900	49

FANUC	25,680	4,627

Fast Retailing	1,700	973

Feed One	14,100	26

FINDEX	15,600	148

Foster Electric*	25,600	251

France Bed Holdings	11,400	89

F-Tech	8,100	38

Fuji Electric	4,100	112

Fuji Heavy Industries	18,400	383

Fuji Media Holdings	63,500	612

Fuji Oil Holdings	9,800	252

Fuji Soft	4,600	182

FUJIFILM Holdings	10,600	453

Fujimi	3,100	95

Fujimori Kogyo	600	21

Fujitsu*	5,700	668

Fukui Computer Holdings	14,300	364

Fukuoka Financial Group	17,200	271

Fukushima Galilei	1,400	44

FULLCAST Holdings*	4,200	56

Funai Electric*	4,500	21

Furukawa	16,000	163

Furusato Industries	1,400	18

Furyu	19,700	189

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Future	11,100	$177

Gakujo	1,100	12

GLOBERIDE	5,400	101

Glory	15,400	350

GLP J-Reit‡	105	152

GMO Payment Gateway	1,300	135

Godo Steel	9,600	163

Goldcrest	30,700	420

Gree	44,900	193

Gumi	12,200	113

GungHo Online Entertainment*	8,400	150

Gunma Bank	26,400	84

Hachijuni Bank*	70,200	266

Hagiwara Electric Holdings	700	13

Hakuhodo DY Holdings	7,000	83

Hamakyorex	1,000	29

Hamamatsu Photonics	4,300	186

Hankyu Hanshin Holdings	6,300	213

Heiwado	6,800	119

Hiday Hidaka	100	2

Hikari Tsushin	600	137

Hino Motors*	8,900	60

Hioki EE	1,600	43

Hirose Electric	9,081	996

Hiroshima Bank	31,700	149

Hisamitsu Pharmaceutical*	3,200	173

Hitachi	269,600	8,565

Hitachi Construction Machinery	3,300	91

Hitachi Metals*	5,300	63

Hitachi Zosen	63,400	231

Hochiki*	1,800	20

Hokkaido Electric Power	67,400	259

Hokuetsu	26,300	93

Hokuetsu Industries	4,800	46

Hokuhoku Financial Group	11,400	94

Honda Motor	323,200	8,258

Honeys Holdings	34,100	363

Hoshizaki Electric	6,200	531

Hosiden	70,900	621

Hoya	108,600	10,342

Hulic	8,700	82

Hyakujushi Bank	5,400	97

Ichigo Hotel Investment‡	71	45

IDEA Consultants	6,400	113

Idemitsu Kosan	6,122	130

IDOM	26,900	124

Iida Group Holdings	5,000	77

Description	Shares	Value (000)

Imagineer	14,200	$138

Inabata	13,100	158

Ines*	19,900	252

Infocom	3,400	93

Inpex	70,300	438

Intage Holdings	12,600	103

Internet Initiative Japan	8,300	283

I-O Data Device, Cl O	1,200	12

IR Japan Holdings	2,700	283

ISB	3,100	63

Isetan Mitsukoshi Holdings	8,600	49

Isolite Insulating Products	5,400	22

Isuzu Motors	17,200	155

ITmedia	8,800	134

Ito En	1,500	85

ITOCHU	54,800	1,180

Itochu Techno-Solutions	8,100	305

Itoki	6,400	20

Iwaki	6,400	30

Iwasaki Electric	10,500	190

Jaccs	6,900	112

Jafco*	11,400	386

Japan‡	37	190

Japan Airlines*	3,500	63

Japan Airport Terminal	1,600	68

Japan Aviation Electronics Industry*	2,500	34

Japan Exchange Group	29,600	683

Japan Lifeline*	9,100	120

Japan Petroleum Exploration	10,500	177

Japan Post Bank	11,600	86

Japan Post Holdings	145,100	1,034

Japan Post Insurance	7,500	99

Japan Prime‡	24	71

Japan Pulp & Paper	800	29

Japan Retail Fund Investment‡	73	92

Japan Tobacco	221,600	4,111

Jeol	3,000	83

JFE Holdings	12,500	90

JGC Holdings	5,800	62

JMS	9,000	68

Joshin Denki	2,800	56

JSR	5,700	110

JTEKT*	4,600	36

Juki*	14,400	74

Juroku Bank	11,900	216

Kadokawa	10,500	216

Kaga Electronics	8,300	151

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Kajima	12,400	$146

Kakaku.com	3,600	91

Kaken Pharmaceutical	17,700	904

Kamigumi	11,100	218

Kanamoto	21,400	468

Kandenko*	72,100	614

Kanematsu	24,300	292

Kansai Electric Power*	32,900	314

Kansai Paint	4,500	95

Kanto Denka Kogyo	35,200	279

Kao	28,900	2,289

KAWADA TECHNOLOGIES	2,300	104

Kawai Musical Instruments Manufacturing	2,600	67

Kawasaki Heavy Industries*	4,300	62

KDDI	85,200	2,555

Keihan Holdings	2,700	120

Keikyu	6,300	96

Keio*	2,900	166

Keisei Electric Railway*	3,400	106

Keiyo	5,400	37

Keiyo Bank	9,200	44

Kenedix	104,100	516

Kenedix Retail‡	199	374

Kewpie	21,800	411

Key Coffee	6,800	145

Keyence	5,400	2,258

KFC Holdings Japan	6,400	177

Kikkoman*	4,400	212

Kintetsu Group Holdings	4,800	215

Kirin Holdings	130,100	2,743

Kita-Nippon Bank	700	13

Kitz	10,600	68

Kobayashi Pharmaceutical	1,300	114

Kobe Bussan	1,800	102

Koei Chemical	6,400	192

Koito Manufacturing	53,100	2,137

Komatsu*	190,000	3,890

Komeri	18,200	466

Komori	10,400	68

Konami Holdings	9,300	310

Kose*	2,300	278

K’s Holdings	27,000	367

Kubota	675,900	10,096

Kuraray	9,200	96

Kureha	19,100	835

Kurita Water Industries	3,200	89

Description	Shares	Value (000)

Kyocera	104,800	$5,704

Kyodo Printing	900	24

Kyowa Kirin	8,200	215

Kyushu Electric Power*	10,200	86

Kyushu Railway	4,500	117

Lasertec	2,200	210

Lawson*	1,500	75

Life	5,400	173

LINE*	1,500	75

Lion	13,000	312

LIXIL Group	43,400	607

LIXIL VIVA*	3,200	77

M3*	12,900	548

Mabuchi Motor	3,900	124

Maeda	46,500	354

Makita	14,200	516

Mandom	19,800	365

Marubeni	47,200	214

Marubun	14,500	78

Marui Group	22,800	412

Maruichi Steel Tube	1,200	30

Marvelous	16,900	110

Matsumotokiyoshi Holdings	7,600	276

Max*	4,800	68

Mazda Motor	16,000	96

McDonald’s Holdings Japan	2,000	108

MCJ	17,300	138

Mebuki Financial Group	30,000	70

Medipal Holdings	43,900	846

Megmilk Snow Brand	13,800	321

Meidensha	14,000	227

Meiji Electric Industries	1,600	21

MEIJI Holdings	7,100	565

Meiko Network Japan	9,500	75

Meitec	12,100	583

Meiwa Estate	3,800	15

Melco Holdings	2,300	64

Menicon	12,300	605

Mercari*	2,900	90

METAWATER	1,000	46

Micronics Japan*	32,200	340

Mimasu Semiconductor Industry	31,100	669

Minebea	10,900	198

Mirai‡	712	252

Miroku Jyoho Service	2,300	48

MISUMI Group	8,600	215

Mitsubishi	38,960	819

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Mitsubishi Chemical Holdings	38,100	$222

Mitsubishi Electric	52,900	688

Mitsubishi Estate	83,500	1,240

Mitsubishi Gas Chemical	4,200	64

Mitsubishi Heavy Industries	9,600	228

Mitsubishi Logistics	16,500	426

Mitsubishi Materials	3,400	72

Mitsubishi Motors	16,000	40

Mitsubishi Research Institute	3,700	148

Mitsubishi UFJ Financial Group	360,800	1,415

Mitsubishi UFJ Lease & Finance	11,800	56

Mitsuboshi Belting	3,000	47

Mitsui	48,500	717

Mitsui Chemicals	5,300	111

Mitsui Fudosan	27,700	488

Mitsui Matsushima Holdings	6,300	49

Mitsui-Soko Holdings	19,000	262

Miura	2,500	104

Mixi	8,600	152

Miyazaki Bank	900	20

Mizuho Financial Group	696,300	853

Mizuno	3,400	65

Mochida Pharmaceutical	2,400	89

MonotaRO	3,800	152

MrMax Holdings	11,100	62

MS&AD Insurance Group Holdings	25,900	710

Murata Manufacturing	17,000	997

Nabtesco	3,600	111

Nagoya Railroad	5,100	144

Nakabayashi	4,800	26

Namco Bandai Holdings	26,100	1,372

Nanto Bank	5,700	111

Nasu Denki Tekko	1,700	113

NEC	21,500	1,030

NEC Capital Solutions	1,300	24

Net Marketing	10,800	65

NET One Systems	26,935	904

Nexon	24,200	546

NGK Insulators	8,100	112

NGK Spark Plug*	4,300	62

NH Foods	2,700	109

Nichiban	1,600	22

Nichiha	1,500	32

NichiiGakkan	16,800	259

Nichi-iko Pharmaceutical	10,800	131

Nidec	13,100	877

Nihon Chouzai	8,200	122

Description	Shares	Value (000)

Nihon House Holdings*	35,300	$90

Nihon Kohden	122,400	4,116

Nihon M&A Center*	4,300	196

Nihon Unisys	23,500	734

Niitaka	10,700	560

Nikkon Holdings	14,500	289

Nikon	9,200	77

Nintendo	3,900	1,742

Nippon Building Fund‡	41	234

Nippon Carbide Industries	1,500	17

Nippon Commercial Development	4,800	68

Nippon Express*	2,200	114

Nippon Kanzai	3,800	70

Nippon Paint Holdings*	4,300	313

Nippon Paper Industries	8,400	117

Nippon Parking Development	13,300	17

Nippon Pillar Packing	17,100	220

Nippon Prologis‡	56	170

Nippon Sheet Glass*	62,100	215

Nippon Shinyaku	1,400	114

Nippon Shokubai	7,600	397

Nippon Signal	16,100	169

Nippon Steel	60,200	569

Nippon Suisan Kaisha	44,200	193

Nippon Telegraph & Telephone	132,800	3,095

Nippon Television Holdings	65,320	707

Nippon Yusen*	3,700	52

Nishi-Nippon Financial Holdings	37,300	252

Nissan Chemical	18,900	970

Nissan Motor	68,700	254

Nisshin Oillio Group	14,400	450

Nisshin Seifun Group	5,000	75

Nissin Foods Holdings	1,800	159

Nitori Holdings	2,300	451

Nitto Denko*	133,700	7,575

Nitto Kogyo	13,200	236

Nohmi Bosai	12,800	249

Nomura*	31,900	266

Nomura Holdings	241,300	1,079

Nomura Real Estate Holdings	33,100	614

Nomura Real Estate Master Fund‡	123	148

Nomura Research Institute	17,100	467

Noritake	3,100	101

Noritz	4,500	55

North Pacific Bank	137,700	266

NS Solutions	4,700	129

NSD	23,900	408

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

NSK	32,600	$243

NTT Data	135,500	1,508

NTT DOCOMO	53,200	1,416

Obayashi	112,000	1,047

Obic	2,060	361

Odakyu Electric Railway*	8,900	219

Oji Holdings	107,100	492

Oki Electric Industry	23,700	229

Olympus	456,900	8,810

Omron	125,600	8,411

Ono Pharmaceutical	10,700	312

Onward Holdings*	59,500	175

Open House	10,100	347

Optorun	2,000	47

Oracle Japan	2,300	273

Organo	14,500	783

Oriental Land*	5,800	764

ORIX	39,500	487

Orix JREIT‡	75	99

Osaka Gas	11,300	223

Osaki Electric	8,700	41

OSJB Holdings	99,400	213

Otsuka	7,800	411

Otsuka Holdings	29,800	1,299

Oyo	5,500	72

Pan Pacific International Holdings	12,800	281

Panasonic	65,700	573

Park24*	3,500	60

Pasco	2,000	28

Pasona Group	3,800	42

PCA	8,100	339

Penta-Ocean Construction	82,400	445

PeptiDream*	3,000	138

Persol Holdings	19,300	265

Pigeon	3,400	131

Pola Orbis Holdings	3,100	54

Prima Meat Packers	11,300	302

Proto	12,600	117

PS Mitsubishi Construction	30,000	145

Punch Industry	4,400	17

Rakuten*	25,800	228

Rasa	4,800	41

Raysum	15,800	139

Recruit Holdings	37,600	1,295

Relia	114,600	1,071

Renesas Electronics*	86,100	444

Rengo	41,700	340

Description	Shares	Value (000)

Resona Holdings	462,440	$1,580

Restar Holdings	15,700	305

Ricoh	19,600	141

Ricoh Leasing	6,300	173

Riken Technos	10,900	43

Rinnai	4,900	409

Riso Kyoiku*	52,000	158

Rohm	11,700	781

Roland DG*	17,700	204

Ryoden	2,000	27

Ryohin Keikaku*	6,000	86

Saison Information Systems	900	17

Saizeriya	27,400	530

SAMTY	23,000	292

San ju San Financial Group	1,700	21

Sangetsu	7,100	100

Sanken Electric	4,700	92

Sanki Engineering	32,400	371

Sankyo Tateyama	16,900	151

Sankyu	10,500	394

Santen Pharmaceutical	10,900	200

Sato Holdings	13,500	292

Sawada Holdings*	3,000	25

Sawai Pharmaceutical	12,600	647

SBI Holdings	7,600	164

SCSK	10,200	496

SEC Carbon	2,900	179

Secom	13,100	1,144

Sega Sammy Holdings*	46,900	561

Seibu Holdings	5,400	59

Seiko Epson	8,000	92

Seiko Holdings	20,900	331

Seikoh Giken	6,000	116

Seino Holdings	9,500	124

Seiren	6,500	82

Sekisui Chemical	33,700	484

Sekisui House	18,300	348

Senko	24,500	182

Seria	2,800	100

Seven & i Holdings*	65,500	2,138

Seven Bank	16,800	46

SFP Holdings*	4,700	68

SG Holdings	4,500	147

Sharp	5,400	58

Shibaura Mechatronics	2,300	61

Shiga Bank	10,149	224

Shimachu	19,800	549

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Shimadzu	14,200	$378

Shimamura	1,700	115

Shimano	3,000	578

Shimizu	43,400	356

Shindengen Electric Manufacturing	3,800	76

Shin-Etsu Chemical	32,400	3,792

Shinnihonseiyaku	2,500	40

Shinsei Bank	5,900	71

Shionogi	8,060	505

Ship Healthcare Holdings	1,200	50

Shiseido*	11,600	737

Shizuoka Bank	13,700	88

SHO-BOND Holdings	2,600	115

Showa Denko*	3,400	76

Showa Sangyo	4,400	135

Sinfonia Technology	2,800	27

Sinko Industries	8,600	116

Sintokogio	12,300	90

SK-Electronics*	8,400	86

SKY Perfect JSAT Holdings	114,900	427

SMC	4,400	2,254

Softbank	55,200	703

SoftBank Group	46,200	2,336

Sohgo Security Services	7,900	368

Soliton Systems	2,200	30

Sompo Holdings	34,600	1,189

Sony	49,000	3,371

Sony Financial Holdings*	9,200	221

Square Enix Holdings	2,700	136

ST	1,700	27

St.-Care Holding	4,800	18

Stanley Electric*	3,500	84

Starts	4,100	84

Studio Alice*	1,800	26

SUMCO	31,500	487

Suminoe Textile	700	13

Sumitomo	35,100	402

Sumitomo Chemical	39,100	118

Sumitomo Dainippon Pharma	6,100	84

Sumitomo Electric Industries	41,500	477

Sumitomo Forestry	29,100	365

Sumitomo Heavy Industries	3,400	74

Sumitomo Metal Mining	13,300	373

Sumitomo Mitsui Financial Group	72,800	2,047

Sumitomo Mitsui Trust Holdings	19,700	553

Sumitomo Realty & Development	9,800	269

Sumitomo Riko	28,100	163

Description	Shares	Value (000)

Sumitomo Rubber Industries*	4,300	$42

Sundrug	7,900	262

Suntory Beverage & Food	11,100	433

Sun-Wa Technos	7,000	59

Suruga Bank	90,200	317

Suzuken	18,100	676

Suzuki Motor	11,100	377

SWCC Showa Holdings	11,600	123

Sysmex	4,920	376

System Research	4,000	77

Systena	28,300	374

T&D Holdings	40,600	347

Taiheiyo Cement	40,000	927

Taiho Kogyo, Cl A	1,858	9

Taisei	6,100	222

Taisho Pharmaceutical Holdings	900	55

Taiyo Nippon Sanso	4,000	67

Takara Leben	75,000	251

Takara Leben Real Estate Investment‡	500	416

Takara Standard	10,700	151

Takasago International	1,100	22

Takashimaya	34,600	289

Takeda Pharmaceutical	66,324	2,379

Tama Home	38,800	441

Tamron*	29,400	508

Tanseisha	38,400	268

TDK	9,100	904

TechMatrix	43,200	750

TechnoPro Holdings	2,900	167

Teijin	5,400	86

Teikoku Tsushin Kogyo	1,600	18

Tekken	6,700	128

Terumo	205,300	7,792

T-Gaia*	14,100	266

THK	3,600	90

Tigers Polymer	3,500	16

TIS	44,900	952

TKC	5,500	291

Toa	6,900	47

TOA ROAD CORP	400	12

Tobu Railway*	5,800	192

TOC	2,300	15

Tochigi Bank	12,900	20

Toho	7,300	264

Toho Gas*	1,900	95

Tohoku Electric Power*	12,200	116

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Tokai	2,500	$55

Tokio Marine Holdings	41,300	1,798

Tokyo Century	1,400	72

Tokyo Dome	34,700	249

Tokyo Electric Power Holdings*	42,000	129

Tokyo Electron	4,500	1,110

Tokyo Electron Device	10,800	360

Tokyo Gas	22,900	548

Tokyo Keiki	1,900	17

Tokyo Ohka Kogyo	10,700	538

Tokyo Tekko	1,600	23

Tokyotokeiba	12,400	415

Tokyu	14,500	204

Tokyu Construction	80,400	416

Tokyu Fudosan Holdings	17,400	81

Tomen Devices	3,400	117

TOMONY Holdings	37,800	121

Tomy	59,900	472

Toppan Forms*	3,500	35

Toppan Printing	7,400	124

Topre	16,200	181

Toray Industries	41,400	195

Torii Pharmaceutical	11,500	331

Torishima Pump Manufacturing	5,800	43

Tosei	24,900	263

Toshiba	11,400	366

Toshiba TEC	11,400	437

Tosoh	7,400	101

TOTO*	3,900	150

Towa Pharmaceutical	31,500	582

Toyo Construction	58,300	217

Toyo Machinery & Metal*	7,000	27

Toyo Seikan Group Holdings	51,100	577

Toyo Suisan Kaisha	21,100	1,181

Toyoda Gosei*	1,400	29

Toyota Industries*	10,200	540

Toyota Motor	160,800	10,084

Toyota Tsusho	6,400	163

Transaction	17,300	174

Transcosmos*	8,600	200

Treasure Factory*	600	4

Trend Micro*	3,800	214

TSI Holdings*	7,200	31

Tsumura	23,400	613

Tsuruha Holdings	1,000	138

TV Asahi Holdings	29,200	424

ULS Group	1,500	41

Description	Shares	Value (000)

Unicharm	11,500	$472

UNITED	19,600	209

United Arrows	5,400	91

United Urban Investment‡	87	94

USS	22,500	360

Vital KSK Holdings	15,600	150

VT Holdings	30,800	101

Wacom	35,900	183

Wakita	21,100	181

Warabeya Nichiyo Holdings	9,400	148

Waseda Academy	5,700	51

Weathernews	1,300	42

Welcia Holdings	1,500	121

West Japan Railway*	12,300	689

Will Group	31,500	199

World	3,400	52

World Holdings	6,600	105

Wowow	3,700	83

Xebio Holdings	3,300	26

Yakult Honsha	3,600	212

YAMABIKO*	9,900	83

Yamada Denki	18,900	94

Yamaguchi Financial Group	54,000	332

Yamaha	4,200	198

Yamaha Motor*	7,800	122

Yamaichi Electronics	6,400	84

Yamanashi Chuo Bank	10,000	79

Yamato Holdings*	9,420	204

Yamazaki Baking	3,100	53

Yamazen	3,900	33

Yaskawa Electric*	7,000	244

Yokogawa Electric	5,700	89

Yokohama Reito	23,600	196

Yokohama Rubber*	2,700	38

Yossix	4,700	87

Z Holdings*	75,000	366

ZERIA Pharmaceutical	8,600	160

ZOZO*	21,200	471

		335,200

Kenya – 0.0%

East African Breweries	475,878	731

Luxembourg – 0.0%

Addiko Bank	545	4

Ternium ADR*	1,969	30

		34

Malaysia – 0.0%

Allianz Malaysia	6,200	20

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Greatech Technology*	158,400	$147

Hong Leong Bank	200	1

Hong Leong Industries	5,500	10

Insas	326,100	49

Kenanga Investment Bank	85,500	11

KSL Holdings*	551,500	77

Lii Hen Industries	44,000	25

Malaysian Pacific Industries	17,267	44

Petron Malaysia Refining & Marketing	98,639	92

Sime Darby	809,700	409

Syarikat Takaful Malaysia Keluarga	24,000	25

Tropicana*	48	—

Unisem	23,619	11

		921

Mexico – 0.6%

Credito Real SOFOM ER*	2,787	1

Genomma Lab Internacional, Cl B*	2,289,466	2,357

Gentera*	2,852,737	1,387

Grupo Aeroportuario del Pacifico, Cl B	372,959	2,693

Grupo Financiero Banorte, Cl O	8,924	31

Grupo Financiero Inbursa, Cl O*	2,737,591	1,902

Grupo Lala, Cl B	1,072,016	570

Grupo Televisa ADR*	89,573	469

Industrias Bachoco	161,279	470

Kimberly-Clark de Mexico, Cl A	482,207	752

Nemak*	1,180,051	246

Qualitas Controladora	4,669	18

Vitro*	18,814	20

Wal-Mart de Mexico	807,623	1,932

		12,848

Netherlands – 2.9%

ABN AMRO Bank	11,041	96

Adyen*	521	762

Aegon	55,391	166

Akzo Nobel	66,288	5,985

Alfen Beheer BV*	24,618	1,009

Altice Europe, Cl A*	19,589	76

Amsterdam Commodities	4,747	104

ArcelorMittal*	76,478	820

ASM International	19,993	3,104

ASML Holding	14,629	5,405

ASR Nederland	11,193	346

Boskalis Westminster*	224,190	4,458

Coca-Cola European Partners	1,470	56

Description	Shares	Value (000)

Eurocommercial Properties‡	27,393	$355

Euronext	3,607	365

Flow Traders	5,513	197

Galapagos ADR*	1,300	256

Galapagos*	1,306	258

Heineken	28,481	2,637

Heineken Holding	3,449	285

Hunter Douglas*	1,103	59

ING Groep*	443,339	3,102

Just Eat Takeaway.com*	5,364	560

Koninklijke Ahold Delhaize	82,137	2,248

Koninklijke BAM Groep*	197,548	360

Koninklijke DSM	5,045	702

Koninklijke KPN	445,027	1,183

Koninklijke Philips*	132,996	6,239

Koninklijke Vopak	2,017	107

Nederland Apparatenfabriek*	1,082	50

NN Group	9,148	308

Pharming Group*	126,092	166

Prosus*	14,381	1,342

Randstad*	75,250	3,382

RELX	196,747	4,565

SBM Offshore	410,230	6,076

Signify*	5,356	139

TKH Group	1,232	49

Unibail-Rodamco-Westfield‡	3,358	189

Unilever	43,015	2,295

Van Lanschot Kempen	19,866	291

Wolters Kluwer	7,923	622

		60,774

New Zealand – 0.2%

a2 Milk*	21,369	280

Auckland International Airport	37,693	160

EBOS Group	10,301	144

Fisher & Paykel Healthcare	16,538	379

Fletcher Building	112,233	269

Heartland Group Holdings	81,708	65

Mercury NZ	16,588	50

Meridian Energy	40,395	126

Metlifecare	77,584	260

NZX	83,714	76

PGG Wrightson	6,591	11

Property for Industry‡	32,158	49

Pushpay Holdings*	172,017	979

Ryman Healthcare	11,764	100

Skellerup Holdings	43,989	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

SKY Network Television*	634,384	$62

Spark New Zealand	51,364	152

Summerset Group Holdings	25,430	106

Vista Group International	37,912	36

		3,365

Norway – 0.9%

ABG Sundal Collier Holding	55,198	24

Adevinta, Cl B*	21,150	214

Bakkafrost P	25,834	1,629

DNB	62,487	828

Equinor	104,607	1,496

Fjordkraft Holding	40,014	330

Gjensidige Forsikring*	5,695	105

Mowi*	12,238	233

Norsk Hydro*	38,269	107

Norwegian Finans Holding	90,443	622

Orkla	22,847	201

Salmar*	5,714	273

Sandnes Sparebank	6,060	37

Schibsted, Cl A*	11,411	299

Schibsted, Cl B*	12,372	290

SpareBank 1 BV	17,631	67

SpareBank 1 Nord Norge	21,961	143

Sparebank 1 Oestlandet	26,700	244

SpareBank 1 SMN	4,125	34

SpareBank 1 SR-Bank	37,738	275

Sparebanken Vest	20,869	136

Telenor	21,644	316

TGS NOPEC Geophysical	244,000	3,560

Yara International	223,109	7,778

		19,241

Panama – 0.2%

Copa Holdings, Cl A*	77,300	3,908

Peru – 0.1%

Cia de Minas Buenaventura ADR	38,092	348

Credicorp	14,872	1,988

		2,336

Philippines – 0.0%

Bank of the Philippine Islands	121,800	178

First Gen	281,900	139

GT Capital Holdings	17,870	165

Lopez Holdings	759,100	42

Megaworld	872,000	54

Metro Pacific Investments	2,352,000	176

SSI Group	279,000	6

		760

Description	Shares	Value (000)

Poland – 0.1%

Asseco Poland	12,648	$212

Enea*	60,238	109

Grupa Lotos	60,862	928

Jastrzebska Spolka Weglowa*	6,115	29

LPP*	179	273

Neuca	96	12

Polski Koncern Naftowy Orlen	49,146	780

TEN Square Games	4,248	561

		2,904

Portugal – 0.1%

Banco Espirito Santo* (A)	46,916	—

EDP-Energias de Portugal	76,806	367

Galp Energia	162,077	1,888

Jeronimo Martins	7,168	126

NOS SGPS	30,632	134

REN - Redes Energeticas Nacionais SGPS	36,906	101

Semapa-Sociedade de Investimento e Gestao	4,267	39

Sonae SGPS	440,132	319

		2,974

Qatar – 0.1%

Mannai	7,450	6

Ooredoo QPSC	636,880	1,145

Qatar National Bank SAQ	36,089	172

United Development QSC	170,100	53

		1,376

Russia – 0.5%

Alrosa PJSC	743,892	674

Globaltrans Investment GDR	19,832	107

Lukoil PJSC ADR	7,468	555

Magnit PJSC	9,902	560

Magnitogorsk Iron & Steel Works PJSC GDR	21,839	148

MMC Norilsk Nickel PJSC ADR	51,759	1,362

PhosAgro PJSC GDR	4,373	54

PhosAgro PJSC (LSE Shares) GDR	32,751	407

Polyus PJSC GDR	643	54

Sberbank of Russia PJSC ADR	122,106	1,393

Tatneft PJSC ADR*	5,656	267

VEON ADR	163,551	294

Yandex, Cl A*	105,834	5,293

		11,168

Singapore – 2.0%

AEM Holdings	154,400	351

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

AIMS APAC‡	112,900	$100

ARA LOGOS Logistics Trust‡	218,300	89

Ascendas‡	88,316	203

Asian Pay Television Trust	403,700	37

Best World International(A)	17,700	17

CapitaLand	78,900	166

CapitaLand Commercial Trust‡	74,974	92

CapitaLand Mall Trust‡	82,800	117

City Developments	11,500	70

CSE Global	303,300	88

Dairy Farm International Holdings	31,800	149

DBS Group Holdings	300,034	4,499

Delfi	1,673,500	886

First Real Estate Investment Trust‡	685,900	344

Food Empire Holdings	52,600	20

Frencken Group	366,300	233

Genting Singapore	1,057,400	581

Great Eastern Holdings	51,200	724

Haw Par	55,012	389

Hi-P International, Cl P	123,000	95

Hongkong Land Holdings	1,024,800	4,256

Hour Glass	112,000	56

Japfa	255,700	127

Jardine Cycle & Carriage	2,533	37

Jardine Matheson Holdings	198,600	8,324

Jardine Strategic Holdings	24,400	529

Jumbo Group	71,700	18

Keppel	43,900	188

Keppel DC‡	395,500	724

Mapletree Commercial Trust‡	65,500	91

Mapletree Logistics Trust‡	76,700	108

Olam International	70,700	71

Oversea-Chinese Banking	98,065	637

Parkway Life‡	118,700	287

Sasseur Real Estate Investment Trust‡	37,700	20

Sheng Siong Group	319,700	380

Silverlake Axis	95,300	16

Sing Holdings	134,800	34

Singapore Airlines	40,750	110

Singapore Exchange	23,700	143

Singapore Medical Group	75	—

Singapore Technologies Engineering	46,500	111

Singapore Telecommunications	2,367,800	4,202

Sunningdale Tech	66,700	48

Suntec‡	46,100	47

Description	Shares	Value (000)

UMS Holdings	442,300	$287

United Industrial	18,948	30

United Overseas Bank	594,470	8,656

UOL Group	67,285	329

Venture	82,900	967

Wilmar International	56,800	167

Yangzijiang Shipbuilding Holdings	60,400	41

Yanlord Land Group	442,500	374

		40,665

South Africa – 1.0%

Alviva Holdings	10,469	4

Anglo American	33,533	780

Anglo American Platinum	51,639	3,743

Bid	88,259	1,444

Bidvest Group	177,491	1,454

Capitec Bank Holdings	33,462	1,664

Cie Financiere Richemont	89,646	571

Clicks Group	117,224	1,425

DataTec	28,258	43

FirstRand	41,584	92

Gold Fields ADR	60,710	571

Grindrod	1,542,688	274

Liberty Holdings	60,078	230

Momentum Metropolitan Holdings	121,518	123

Peregrine Holdings*	155,783	176

Raubex Group	557,288	707

Standard Bank Group	179,911	1,074

Super Group*	73,843	68

Telkom	278,837	480

Tiger Brands	583,162	6,006

Tsogo Sun Gaming	240,625	62

Tsogo Sun Hotels*	48,518	6

Wilson Bayly Holmes-Ovcon	9,970	58

		21,055

South Korea – 2.8%

Actro	4,405	33

Amore Pacific Group	19,449	839

Cheil Worldwide	24,245	334

Chong Kun Dang Pharmaceutical	784	70

CJ Hello	45,601	153

Daelim Industrial	5,063	348

Daeyang Electric	3,787	36

Dong-A ST, Cl A	464	34

Dongyang E&P	10,103	102

Douzone Bizon	21,909	1,873

GS Home Shopping	3,009	274

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Hana Financial Group	31,926	$727

Hankook Tire & Technology	18,508	382

Hanwha Aerospace*	1,076	22

Hyundai Glovis	1,059	90

Hyundai Motor	8,009	658

Innocean Worldwide	3,291	123

Interpark Holdings	47,727	91

JB Financial Group	9,678	38

Kakao	6,333	1,421

Kia Motors	59,695	1,607

Kortek	12,067	90

KT ADR	93,225	908

KT	20,346	401

LG	23,028	1,362

LG Display*	24,679	236

LG Electronics	39,122	2,071

LG Household & Health Care	3,485	3,911

LG Innotek	7,487	1,104

LG Uplus	101,551	1,036

NAVER	16,974	3,798

NCSoft	2,187	1,624

Neowiz*	20,154	469

NHN*	6,396	443

NHN KCP	5,900	245

Partron	20,826	155

POSCO	1,529	223

S-1, Cl 1	9,226	657

Samsung Electronics	288,458	12,797

Samsung Electronics GDR	8,470	9,295

Samsung Fire & Marine Insurance	8,317	1,215

Samsung SDS	2,933	412

SeAH Holdings	225	14

SK Hynix	57,950	4,132

SK Telecom	9,902	1,745

Tovis	7,623	42

UIL	6,402	21

Youngone Holdings	595	19

		57,680

Spain – 1.2%

Acerinox	41,298	335

ACS Actividades de Construccion y Servicios*	7,007	11

ACS Actividades de Construccion y Servicios	8,307	211

Aena SME*	1,995	267

Almirall	64,995	860

Amadeus IT Group, Cl A	119,691	6,261

Description	Shares	Value (000)

Banco Bilbao Vizcaya Argentaria*	192,664	$666

Banco Santander*	2,218,972	5,441

Bankia	280,001	300

Bankinter	16,736	80

CaixaBank	109,470	235

Cellnex Telecom*	7,483	458

Cia de Distribucion Integral Logista Holdings	2,256	42

CIE Automotive	13,702	242

eDreams ODIGEO*	7,047	20

Enagas	6,875	169

Endesa	9,227	228

Faes Farma	66,103	270

Ferrovial*	24,977	9

Ferrovial	24,332	650

Gestamp Automocion*	86,163	219

Grifols	8,581	261

Iberdrola	171,180	1,990

Industria de Diseno Textil	31,465	837

Laboratorios Farmaceuticos Rovi	1,194	34

Mapfre	33,069	59

Masmovil Ibercom*	23,129	593

Mediaset Espana Comunicacion*	16,938	63

Naturgy Energy Group	8,018	149

Naturhouse Health SAU	5,270	10

Pharma Mar	63,594	551

Red Electrica	12,552	235

Repsol	41,183	364

Repsol*	41,183	20

Sacyr	139,355	291

Siemens Gamesa Renewable Energy	6,795	121

Telefonica	137,054	656

Telefonica*	137,054	27

Viscofan	22,816	1,493

		24,728

Sweden – 1.9%

AddNode Group, Cl B*	3,262	62

Alfa Laval*	9,485	210

Arise*	45,868	183

Arjo	89,437	499

Assa Abloy, Cl B	154,152	3,161

Atlas Copco, Cl A	19,655	838

Atlas Copco, Cl B	11,465	424

Avanza Bank Holding	13,100	186

Axfood	22,019	482

Bergman & Beving, Cl B*	5,478	42

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Betsson*	39,735	$12

Betsson	39,735	279

BHG Group*	20,272	180

BioGaia, Cl B	1,875	104

Biotage*	25,872	387

Boliden	24,948	572

Boule Diagnostics*	3,890	27

BTS Group, Cl B*	574	12

Bure Equity	5,615	123

Byggmax Group*	58,008	275

Catella*	51,082	113

Clas Ohlson, Cl B*	36,924	414

Cloetta, Cl B*	244,040	624

Coor Service Management Holding*	28,314	187

Dios Fastigheter*	14,675	98

Doro*	2,251	9

Duni*	8,054	85

Electrolux*	6,220	104

Enea*	1,355	25

Eolus Vind, Cl B	28,057	381

Epiroc, Cl A	19,723	247

Epiroc, Cl B	10,544	129

Equities	6,869	124

Essity, Cl B*	124,230	4,021

Evolution Gaming Group	3,665	221

Fortnox	33,722	926

G5 Entertainment	3,467	72

Getinge, Cl B	138,380	2,584

GHP Specialty Care*	15,964	28

Hennes & Mauritz, Cl B*	24,118	353

Hexagon, Cl B*	8,408	494

Humana*	4,529	23

Husqvarna, Cl B	12,638	104

ICA Gruppen	3,208	152

Industrivarden, Cl C*	4,770	109

Instalco	12,578	196

Investment Latour, Cl B	4,268	78

Investor, Cl B*	13,342	709

Inwido*	103,072	716

Kinnevik*	6,657	176

Klovern, Cl B	70,821	113

L E Lundbergforetagen, Cl B*	2,275	104

LeoVegas	66,979	302

Lindab International	56,425	668

Loomis, Cl B*	13,640	328

Lundin Energy	5,754	141

Moberg Pharma*	30,769	48

Description	Shares	Value (000)

Modern Times Group, Cl B*	16,839	$184

Mycronic	13,274	252

NCC, Cl B*	17,029	277

Nederman Holding*	1,121	14

NetEnt	58,894	454

New Wave Group, Cl B*	28,903	97

Nibe Industrier, Cl B*	8,990	200

Nobia*	21,124	101

Nobina*	42,848	257

Nolato, Cl B*	9,734	659

Nordea Bank Abp	117,931	820

Nordic Entertainment Group, Cl B*	17,148	530

NP3 Fastigheter	2,267	22

Nyfosa*	125,499	862

Paradox Interactive	16,869	365

Pricer, Cl B	183,998	485

Ratos, Cl B*	40,505	109

RaySearch Laboratories*	3,236	30

Recipharm, Cl B*	33,763	419

Sandvik*	106,143	2,009

Scandi Standard*	21,992	152

Sdiptech, Cl B*	1,518	18

Sectra, Cl B	2,019	115

Securitas, Cl B*	8,369	114

Sintercast*	348	5

Skandinaviska Enskilda Banken, Cl A*	48,689	424

Skanska, Cl B*	10,189	208

SKF, Cl B	10,924	205

Stillfront Group*	7,711	697

Svenska Cellulosa, Cl B*	17,467	208

Svenska Handelsbanken, Cl A*	155,755	1,486

Swedbank, Cl A*	26,529	341

Swedish Match	17,243	1,217

Swedish Orphan Biovitrum*	26,680	621

Systemair*	1,174	20

Tele2, Cl B	15,154	202

Telefonaktiebolaget LM Ericsson, Cl B	84,149	780

Telia	80,594	302

Tethys Oil*	33,973	169

VBG Group, Cl B*	643	10

Vitec Software Group, Cl B	821	19

Vitrolife*	5,543	124

VNV Global	7,782	58

Volvo, Cl B*	44,150	695

Wihlborgs Fastigheter	3,880	64

		39,664

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Switzerland – 7.2%

ABB	71,850	$1,629

Adecco Group	32,049	1,516

Alcon*	29,413	1,702

Allreal Holding	4,425	881

ALSO Holding	3,507	868

ams*	17,545	263

APG SGA*	123	23

Ascom Holding*	9,973	91

Bachem Holding, Cl B	1,075	283

Baloise Holding	1,417	213

Banque Cantonale Vaudoise	971	95

Barry Callebaut	89	170

Basilea Pharmaceutica*	2,012	104

Belimo Holding	104	767

Burkhalter Holding	309	20

Chocoladefabriken Lindt & Spruengli	3	258

Chocoladefabriken Lindt & Spruengli	31	256

Cie Financiere Richemont	201,586	12,981

Clariant*	5,657	112

Coca-Cola	6,140	155

Credit Suisse Group	73,936	774

dormakaba Holding	353	193

EMS-Chemie Holding	226	176

Galenica	11,197	804

Geberit	6,057	3,045

Givaudan	273	1,022

Gurit Holding	124	181

Helvetia Holding	7,442	698

Huber + Suhner	1,058	75

Implenia	5,512	204

Ina Invest Holding*	586	13

Interroll Holding	56	113

Julius Baer Group	65,099	2,755

Kardex Holding	1,154	212

Kuehne + Nagel International*	1,608	269

LafargeHolcim	206,605	9,169

Lastminute.com*	5,179	125

Logitech International	27,918	1,825

Lonza Group	2,171	1,151

Metall Zug	11	17

Nestle	236,150	26,191

Novartis	260,848	22,835

Orell Fuessli Holding	203	19

Pargesa Holding	1,077	82

Partners Group Holding	552	503

Description	Shares	Value (000)

PSP Swiss Property	786	$89

Roche Holding	75,486	26,294

Schindler Holding	1,173	279

Schindler Holding	541	129

SFS Group	1,254	118

SGS	172	423

Siegfried Holding*	529	241

SIG Combibloc Group*	22,254	362

Sika	18,779	3,634

Sonova Holding	5,244	1,050

Straumann Holding	297	257

Sunrise Communications Group	3,072	274

Swatch Group	1,404	55

Swatch Group BR	27,012	5,419

Swiss Life Holding	981	365

Swiss Prime Site	2,187	203

Swiss Re	8,634	671

Swisscom	736	386

Swissquote Group Holding	1,695	146

Tamedia*	1,993	148

Tecan Group	377	134

Temenos	1,817	285

u-blox Holding	2,074	142

UBS Group	606,772	7,067

Vaudoise Assurances Holding	78	37

Vetropack Holding*	3,223	178

Vifor Pharma	1,321	200

VZ Holding	1,065	80

V-ZUG Holding*	110	9

Zehnder Group	5,319	210

Zurich Insurance Group	18,942	6,710

		150,433

Taiwan – 2.6%

AU Optronics ADR	578,712	1,759

ChipMOS Technologies ADR	9,934	225

Chroma ATE	179,000	926

Delta Electronics	329,516	1,879

E.Sun Financial Holding	2,165,723	2,037

Giant Manufacturing	276,414	2,476

Himax Technologies ADR*	8,099	34

King Slide Works	32,847	375

MediaTek	249,000	4,912

Merida Industry	205,428	1,403

PChome Online	172,587	694

Silicon Motion Technology ADR	10,819	528

Taiwan Semiconductor Manufacturing ADR	421,989	23,955

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Taiwan Semiconductor Manufacturing	520,000	$5,537

Teco Electric and Machinery	983,387	902

Tripod Technology	236,000	1,052

Uni-President Enterprises	1,584,000	3,824

United Microelectronics ADR	498,001	1,315

Yungtay Engineering	641,000	1,232

		55,065

Thailand – 0.3%

Airports of Thailand	1,335,600	2,621

Bangkok Bank NVDR	21,200	73

Delta Electronics Thailand NVDR	43,500	76

Kasikornbank	357,000	1,079

Major Cineplex Group	1,484,900	722

Major Cineplex Group	46,800	23

PTT NVDR	1,380,300	1,691

		6,285

Turkey – 0.3%

Akbank T.A.S.*	1,085,533	970

Anadolu Cam Sanayii	44,655	30

Dogan Sirketler Grubu Holding	2,244,390	692

Dogus Otomotiv Servis ve Ticaret*	91,794	212

Haci Omer Sabanci Holding	648,510	879

KOC Holding	148,028	390

Koza Altin Isletmeleri*	31,213	382

Tekfen Holding	5,919	15

Turk Telekomunikasyon*	253,374	301

Turkiye Garanti Bankasi*	856,708	1,064

Turkiye Is Bankasi, Cl C*	1,029,411	841

Ulker Biskuvi Sanayi*	157,279	560

Vestel Elektronik Sanayi ve Ticaret*	182,299	435

Yapi ve Kredi Bankasi*	1,522,527	544

		7,315

United Arab Emirates – 0.1%

Emaar Properties PJSC*	1,186,814	887

Emirates NBD Bank PJSC	10,430	25

Emirates Telecommunications Group PJSC	64,234	288

		1,200

United Kingdom – 12.6%

3i Group	179,416	1,859

4imprint Group	9,467	290

Admiral Group	39,033	1,111

Aggreko	485,496	2,671

Anglo American	403,731	9,455

Antofagasta	11,215	131

Description	Shares	Value (000)

Ashtead Group	13,633	$462

Associated British Foods	10,528	250

Assura‡	13	—

AstraZeneca	38,356	4,025

Atlantica Sustainable Infrastructure	35,453	1,032

Auto Trader Group	147,761	968

Avast	31,712	209

AVEVA Group	2,168	110

Aviva	114,101	389

BAE Systems	246,394	1,481

Bank of Georgia Group*	18,592	247

Bank of Ireland Group*	11,295	23

Barclays*	2,246,732	3,195

Barratt Developments	71,582	443

Barrick Gold	940	24

BasWare*	1,307	44

Begbies Traynor Group	81	—

Berkeley Group Holdings	98,789	5,110

BHP Group	443,535	9,162

Bodycote	12,244	95

boohoo Group*	129,347	663

Bovis Homes Group	44,138	391

BP	1,229,544	4,718

British American Tobacco	74,379	2,869

British Land‡ *	24,398	117

BT Group, Cl A	266,685	380

Bunzl	75,329	2,031

Burberry Group	12,427	248

Capita*	475,938	263

Carnival*	288,479	3,559

Cementir Holding	10,344	74

Centamin	60,490	137

Centrica	313,553	150

Checkit*	37,991	19

Close Brothers Group	18,166	249

Coca-Cola European Partners	16,238	613

Codemasters Group Holdings*	32,388	137

Compass Group*	450,984	6,246

ConvaTec Group	454,197	1,102

Cranswick	7,700	347

Crest Nicholson Holdings	62,417	153

CRH	7,747	266

Croda International	3,743	244

Daily Mail & General Trust, Cl A	22,229	189

Dart Group	40,787	426

DCC	19,206	1,608

Devro	95,397	177

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Diageo	465,471	$15,488

Dialog Semiconductor*	21,047	970

Dignity*	36,263	112

Direct Line Insurance Group	41,773	141

Domino’s Pizza Group	33,568	129

Drax Group	296,405	951

DS Smith	232,472	951

Dunelm Group	40,777	603

easyJet	65,026	550

Electrocomponents	269,040	2,246

Elementis	88,293	71

EMIS Group	76,657	1,025

Epwin Group	16,124	14

Ergomed*	8,559	48

Euromoney Institutional Investor*	19,821	193

Evraz	12,827	46

Experian	312,591	11,012

FDM Group Holdings	37,741	426

Ferguson	6,583	539

Flutter Entertainment*	16,369	2,153

Future	23,348	370

G4S	372,201	529

Games Workshop Group	8,345	833

Gamesys Group*	16,470	175

GCP Student Living‡	4,387	7

Georgia Capital*	25,305	147

GlaxoSmithKline	146,514	2,981

Glencore*	810,379	1,735

Global Ports Investments GDR*	220,689	640

Globaltrans Investment GDR	39,129	211

Go-Ahead Group	1,117	12

Grainger	87,543	312

Greencore Group*	15,104	24

Greggs	26,257	528

Gulf Keystone Petroleum	70,736	79

GVC Holdings*	137,014	1,262

Halfords Group	141,196	266

Halma	10,914	312

Hargreaves Lansdown	9,415	191

Hays	440,448	653

Hikma Pharmaceuticals	24,198	667

Hiscox*	22,566	222

HomeServe	154,057	2,503

Hon Hai Precision Industry GDR	185,240	1,100

Howden Joinery Group	170,280	1,172

HSBC Holdings*	597,862	2,803

IG Group Holdings	76,069	770

Description	Shares	Value (000)

IMI	348,213	$3,978

Imperial Brands	28,100	537

Inchcape	81,794	497

Informa*	80,293	470

IntegraFin Holdings	77,230	439

InterContinental Hotels Group	8,443	375

International Personal Finance	293,772	191

Intertek Group	55,013	3,725

Investec	129,686	261

ITV	731,227	681

J D Wetherspoon*	4,377	55

J Sainsbury	50,039	129

JD Sports Fashion	12,708	98

John Wood Group	60,330	147

Johnson Matthey	78,826	2,059

Johnson Service Group	63,371	91

Judges Scientific	1,953	122

Jupiter Fund Management	103,000	328

Just Eat Takeaway.com*	9,707	1,017

Just Group*	37,539	25

Kainos Group	4,605	43

KAZ Minerals	7,212	45

Kerry Group, Cl A	4,612	574

Kingfisher	65,882	180

Kingspan Group	4,351	282

Land Securities Group‡	21,076	145

Legal & General Group	177,830	486

Liontrust Asset Management	233	4

Lloyds Banking Group	15,174,700	5,879

London Stock Exchange Group	9,188	954

Lookers	129,424	34

Lukoil PJSC ADR	196	15

M&G	76,476	159

Man Group	375,822	609

Marks & Spencer Group*	163,049	201

Marston’s*	565,773	375

McBride*	19,790	15

McCarthy & Stone*	91,111	82

Melrose Industries	142,822	204

Mitchells & Butlers*	50,501	118

Mondi	13,971	263

Moneysupermarket.com Group	140,285	566

Morgan Sindall Group	13,937	214

National Express Group	164,310	382

National Grid	102,613	1,261

Next*	3,836	233

Ninety One*	56,653	145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Nomad Foods*	49,962	$1,071

Non-Standard Finance	128,595	11

Ocado Group*	13,567	342

Oxford Instruments	5,840	105

Pagegroup	59,880	282

Patisserie Holdings	3,055	—

PayPoint	18,652	140

Pearson	24,261	173

Pennon Group	13,360	186

Persimmon*	8,932	254

Petrofac	19,081	42

Petropavlovsk*	1,534,709	480

Pets at Home Group	236,983	707

Phoenix Group Holdings	71,734	576

Playtech	83,857	294

Plus500	49,816	813

Polar Capital Holdings	9,928	62

Premier Foods*	433,181	376

Provident Financial	70,284	154

Prudential	95,181	1,445

QinetiQ Group	34,799	128

Rank Group	14,029	25

Rathbone Brothers	8,123	144

Reach	100,987	97

Reckitt Benckiser Group	109,727	10,100

Redde Northgate	43,500	90

Redrow	60,617	326

RELX	220,642	5,139

Rentokil Initial*	52,906	335

Rhi Magnesita	6,249	191

Rightmove	466,819	3,173

Rio Tinto	127,281	7,224

Robert Walters	1,244	6

Rolls-Royce Holdings*	661,613	2,338

Rotork	62,875	219

Royal Bank of Scotland Group*	143,268	217

Royal Dutch Shell, Cl A	121,279	1,946

Royal Dutch Shell, Cl B	412,154	6,294

Royal Mail*	286,872	649

RPS Group	40,677	25

RSA Insurance Group	31,000	158

RWS Holdings	108	1

Safestore Holdings‡	37,025	335

Sage Group	32,887	275

Samsung Electronics GDR	770	850

Savills*	23,409	241

Scapa Group*	22,914	28

Description	Shares	Value (000)

Schroders	3,489	$128

SDL*	8,777	54

Segro‡	35,381	393

Senior	212,538	184

Serco Group	549,499	1,037

Severn Trent	6,911	213

SIG*	175,573	67

Sirius Real Estate	394,414	373

Smith & Nephew	42,814	803

Smiths Group	377,340	6,629

Softcat	46,874	637

Spectris	169,659	5,309

Spirax-Sarco Engineering	2,133	265

Spirent Communications	144,245	435

SSE	30,809	521

SSP Group	196,761	632

St. James’s Place	54,377	645

St. Modwen Properties	25,046	108

Stagecoach Group	152,957	114

Standard Chartered	213,704	1,178

Standard Life Aberdeen	71,679	239

State Bank of India GDR*	98,320	2,311

SThree	11,019	37

Stock Spirits Group	40,226	117

Tate & Lyle	44,539	369

Taylor Wimpey*	111,488	198

Team17 Group*	11,370	77

Telit Communications*	17,770	24

Tesco	3,261,449	9,231

TP ICAP	120,840	527

Tracsis	3,041	24

Travis Perkins	524,030	7,335

TUI	38,388	184

Unilever	74,222	4,005

United Utilities Group	19,380	219

Urban Logistics ‡	11,705	20

Victrex	133,229	3,245

Vodafone Group	789,721	1,260

Weir Group	417,070	5,525

WH Smith	39,619	540

Whitbread*	5,502	152

WM Morrison Supermarkets	73,727	175

WPP	114,228	896

XP Power	1,052	46

		261,575

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

United States – 0.3%

Consumer Staples – 0.1%

PriceSmart	18,133	$1,094

Health Care – 0.0%

Taro Pharmaceutical Industries*	2,186	145

Information Technology – 0.1%

Genpact	42,698	1,559

Materials – 0.1%

Freeport-McMoRan*	118,445	1,371

Southern Copper	12,815	510

		1,881

		4,679

Total Common Stock (Cost $2,004,276) (000)		1,999,785

PREFERRED STOCK — 0.7%

Alpargatas	436,972	2,363

Amore Pacific Group	1,381	39

Banco Bradesco*	133,150	513

Banco do Brasil	71,861	179

Bayerische Motoren Werke	1,701	83

Brodrene A&O Johansen	349	22

Cia de Transmissao de Energia Eletrica Paulista	5,742	22

Cia Paranaense de Energia*	16,900	190

Corem Property Group	690	24

Einhell Germany	253	20

FUCHS PETROLUB	121,730	4,912

Grupo Aval Acciones y Valores	1,210,996	267

Henkel & KGaA	5,252	490

Itausa	240,517	427

Jungheinrich	39,090	917

Porsche Automobil Holding	4,644	269

Sartorius	1,029	341

Schaeffler	13,045	98

STO & KGaA	1,131	129

Telefonica Brasil	45,681	406

Volkswagen	12,085	1,847

Total Preferred Stock (Cost $13,291) (000)		13,558

RIGHTS* — 0.0%

	Number of Rights

Implenia ‡‡	2,934	–

Pan American Silver ‡‡	20,581	8

SIG, Expires 7/14/2020	43,893	–

Total Rights (Cost $–) (000)		8

Description	Number of Warrants	Value (000)
WARRANTS — 0.0%

Ezion Holdings, Expires 4/16/2023* (A)	77,880	$–

Total Warrants (Cost $–) (000)		–

	Shares
SHORT-TERM INVESTMENT — 2.2%

State Street Institutional Treasury Money Market Fund, Cl Premier, 0.110% (B)	45,926,334	45,926

Total Short-Term Investment (Cost $45,926) (000)		45,926

Total Investments In Securities — 98.9% (Cost $2,063,493) (000)		$2,059,277

Percentages are based on net assets of $2,083,192 (000).

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index	262	Sep-2020	$23,228	$23,297	$69
S&P TSX 60 Index	17	Sep-2020	2,290	2,325	35

			$25,518	$25,622	$104

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of June 30, 2020.

ADR	— American Depositary Receipt
Cl	— Class
EAFE	— Europe, Australasia and Far East
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
NVDR	— Non-Voting Depositary Receipt
PJSC	— Public Joint Stock Company
S&P	— Standard & Poor’s
TSX	— Toronto Stock Exchange

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP International Equity Fund

The following is a list of the level of inputs used as of June 30, 2020, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$5,703	$–	$–	$5,703
Australia	65	67,968	–	68,033
Austria	–	3,323	–	3,323
Belgium	–	12,166	–	12,166
Brazil	35,549	–	–	35,549
Canada	84,556	–	–	84,556
Chile	4,328	–	–	4,328
China	47,477	22,661	–	70,138
Colombia	810	–	–	810
Cypress	371	–	–	371
Czech Republic	–	644	–	644
Denmark	–	41,961	–	41,961
Finland	98	15,876	–	15,974
France	136	144,181	–	144,317
Germany	93	122,331	–	122,424
Greece	–	7,140	–	7,140
Hong Kong	4,359	126,629	–	130,988
Hungary	–	868	–	868
India	5,236	49,132	–	54,368
Indonesia	–	7,846	–	7,846
Ireland	6,864	10,879	–	17,743
Israel	7,528	5,057	–	12,585
Italy	18	29,048	–	29,066
Japan	430	334,770	–	335,200
Kenya	–	731	–	731
Luxembourg	30	4	–	34
Malaysia	11	910	–	921
Mexico	12,848	–	–	12,848
Netherlands	807	59,967	–	60,774
New Zealand	–	3,365	–	3,365
Norway	–	19,241	–	19,241
Panama	3,908	–	–	3,908
Peru	2,336	–	–	2,336
Philippines	–	760	–	760
Poland	–	2,904	–	2,904
Portugal	–	2,974	–	2,974
Qatar	–	1,376	–	1,376
Russia	7,430	3,738	–	11,168
Singapore	–	40,648	17	40,665
South Africa	672	20,383	–	21,055
South Korea	10,203	47,477	–	57,680
Spain	67	24,661	–	24,728
Sweden	70	39,594	–	39,664
Switzerland	23	150,410	–	150,433
Taiwan	27,816	27,249	–	55,065
Thailand	–	6,285	–	6,285
Turkey	–	7,315	–	7,315
United Arab Emirates	–	1,200	–	1,200
United Kingdom	4,136	257,439	–	261,575
United States	4,679	–	–	4,679

Total Common Stock	278,657	1,721,111	17	1,999,785

Preferred Stock	4,367	9,191	–	13,558
Rights	8	–	–	8
Warrants	–	–	–	–
Short-Term Investment	45,926	–	–	45,926

Total Investments in Securities	$328,958	$1,730,302	$17	$2,059,277

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$104	$–	$–	$104

Total Other Financial Instruments	$104	$–	$–	$104

*	Futures contracts are valued at the unrealized appreciation on the instrument.

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
CORPORATE OBLIGATIONS — 29.3%

Communication Services – 2.2%

Activision Blizzard 3.400%, 09/15/26	$50	$57

Alphabet 3.375%, 02/25/24	100	110

America Movil 3.625%, 04/22/29	300	333

AT&T 5.250%, 03/01/37	1,248	1,543
4.900%, 08/15/37	150	180
4.850%, 03/01/39	70	85
4.800%, 06/15/44	100	118
4.750%, 05/15/46	500	599
4.500%, 03/09/48	100	118
4.350%, 03/01/29	500	583
4.100%, 02/15/28	253	289
3.800%, 02/15/27	150	169
3.650%, 06/01/51	100	105
3.600%, 07/15/25	1,882	2,091
3.500%, 06/01/41	711	745
3.400%, 05/15/25	5,590	6,143
3.200%, 03/01/22	3,050	3,183
2.950%, 07/15/26	200	218
2.750%, 06/01/31	4,565	4,753

Baidu 3.875%, 09/29/23	200	213

Bell Canada 4.464%, 04/01/48	15	19
4.300%, 07/29/49	30	37

Charter Communications Operating 6.484%, 10/23/45	150	198
6.384%, 10/23/35	150	198
5.375%, 04/01/38	100	120

Description	Face Amount (000)	Value (000)
5.375%, 05/01/47	$100	$118
4.908%, 07/23/25	2,694	3,088
4.800%, 03/01/50	155	172
4.500%, 02/01/24	100	111
3.700%, 04/01/51	1,212	1,189

Comcast 4.950%, 10/15/58	25	35
4.700%, 10/15/48	2,513	3,380
4.600%, 10/15/38	1,128	1,434
4.400%, 08/15/35	100	124
4.250%, 10/15/30	25	31
4.150%, 10/15/28	45	54
4.000%, 08/15/47	200	241
3.950%, 10/15/25	50	57
3.900%, 03/01/38	100	119
3.450%, 02/01/50	300	344
3.375%, 02/15/25	125	139
3.250%, 11/01/39	100	111
3.150%, 03/01/26	50	56
3.100%, 04/01/25	300	331
2.750%, 03/01/23	100	106
1.950%, 01/15/31	1,079	1,091

Discovery Communications 5.300%, 05/15/49	40	48
5.000%, 09/20/37	150	177
4.125%, 05/15/29	100	114
3.800%, 03/13/24	50	54
2.950%, 03/20/23	27	28

Fox 4.709%, 01/25/29	200	240

Interpublic Group 5.400%, 10/01/48	25	28

Omnicom Group 3.600%, 04/15/26	100	112

Orange 5.375%, 01/13/42	200	280
4.125%, 09/14/21	100	105

Rogers Communications 4.350%, 05/01/49	75	92
4.300%, 02/15/48	40	48
2.900%, 11/15/26	50	54

Telefonica Celular del Paraguay 5.875%, 04/15/27 (A)	435	452

Telefonica Emisiones 5.213%, 03/08/47	150	187
4.895%, 03/06/48	150	181

TELUS 4.600%, 11/16/48	50	62

Tencent Holdings 3.290%, 06/03/60 (A)	410	413
3.240%, 06/03/50 (A)	740	742
1.810%, 01/26/26 (A)	1,435	1,451

Thomson Reuters 3.350%, 05/15/26	100	109

T-Mobile USA 4.375%, 04/15/40 (A)	300	347

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.875%, 04/15/30 (A)	$300	$334

TWDC Enterprises 18 3.700%, 12/01/42	72	80

Verizon Communications 5.250%, 03/16/37	100	134
4.812%, 03/15/39	100	130
4.272%, 01/15/36	1,407	1,740
4.000%, 03/22/50	300	384
3.875%, 02/08/29	10	12
3.376%, 02/15/25	150	167
3.150%, 03/22/30	300	336
3.000%, 03/22/27	500	555
2.625%, 08/15/26	135	147

ViacomCBS 6.875%, 04/30/36	100	136
4.200%, 05/19/32	902	1,014

Vodafone Group 5.250%, 05/30/48	150	196
4.875%, 06/19/49	1,751	2,207
4.375%, 05/30/28	200	238

VTR Finance 6.375%, 07/15/28 (A)	200	205

Walt Disney 6.400%, 12/15/35	735	1,103
4.700%, 03/23/50	250	322
3.700%, 10/15/25	20	23
3.350%, 03/24/25	500	554

		49,879

Consumer Discretionary – 1.6%

Alibaba Group Holding 4.000%, 12/06/37	250	290

Amazon.com 4.800%, 12/05/34	100	137
4.050%, 08/22/47	150	195
3.875%, 08/22/37	100	124
2.700%, 06/03/60	15	15
2.500%, 06/03/50	954	980
1.500%, 06/03/30	40	41
1.200%, 06/03/27	25	25
0.800%, 06/03/25	35	35
0.400%, 06/03/23	25	25

American Honda Finance 2.600%, 11/16/22	50	52
2.350%, 01/08/27	100	106
1.950%, 05/20/22	125	128

Aptiv 4.150%, 03/15/24	40	43

AutoNation 3.800%, 11/15/27	25	26

AutoZone 3.750%, 06/01/27	100	112

Best Buy 4.450%, 10/01/28	25	29

Booking Holdings 2.750%, 03/15/23	50	52

Description	Face Amount (000)	Value (000)

BorgWarner 2.650%, 07/01/27	$25	$26

California Institute of Technology 3.650%, 09/01/19	20	22

Diageo Capital 2.375%, 10/24/29	200	213

Diageo Investment 2.875%, 05/11/22	100	104

Dollar General 4.150%, 11/01/25	25	29
4.125%, 05/01/28	35	41

Dollar Tree 4.200%, 05/15/28	45	52

eBay 2.700%, 03/11/30	140	148

Expedia Group 4.500%, 08/15/24	100	104

Ford Foundation 2.815%, 06/01/70	1,740	1,796

Ford Motor Credit 5.125%, 06/16/25	1,882	1,883

General Motors 6.750%, 04/01/46	250	273
5.950%, 04/01/49	979	1,029
5.200%, 04/01/45	150	145
5.150%, 04/01/38	100	96

General Motors Financial 4.300%, 07/13/25	100	104
4.200%, 11/06/21	100	103
4.000%, 01/15/25	100	104
4.000%, 10/06/26	50	52
3.700%, 05/09/23	1,123	1,154
3.150%, 06/30/22	1,240	1,262
2.450%, 11/06/20	2,560	2,564

Grupo Televisa 7.250%, 05/14/43 (MXN)	2,840	92
5.000%, 05/13/45	200	222

Hasbro 3.550%, 11/19/26	4,018	4,246
3.500%, 09/15/27	30	31
3.000%, 11/19/24	100	105

Home Depot 5.875%, 12/16/36	150	224
4.250%, 04/01/46	100	127
3.900%, 12/06/28	40	48
3.900%, 06/15/47	50	61
3.300%, 04/15/40	300	337
2.800%, 09/14/27	50	55
2.625%, 06/01/22	100	104

Hyatt Hotels 4.375%, 09/15/28	50	51

JD.com 3.375%, 01/14/30	200	213

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kohl’s 9.500%, 05/15/25	$30	$34

Las Vegas Sands 3.900%, 08/08/29	40	39
3.200%, 08/08/24	45	45
2.900%, 06/25/25	15	15

Lear 3.500%, 05/30/30	25	25

Leggett & Platt 4.400%, 03/15/29	50	54

Leland Stanford Junior University 2.413%, 06/01/50	727	747

Lowe’s 5.125%, 04/15/50	1,438	1,963
4.050%, 05/03/47	100	118
3.100%, 05/03/27	100	111
2.500%, 04/15/26	50	54

Magna International 3.625%, 06/15/24	50	54

Marriott International 4.150%, 12/01/23	50	52
3.125%, 10/15/21	100	100

Massachusetts Institute of Technology 2.989%, 07/01/50	100	113

McDonald’s 3.625%, 09/01/49	100	110
3.500%, 03/01/27	100	113
3.375%, 05/26/25	100	111
3.350%, 04/01/23	130	139
3.300%, 07/01/25	200	222

Mohawk Industries 3.625%, 05/15/30	50	54

New York and Presbyterian Hospital 3.954%, 08/01/19	35	38

NIKE 2.850%, 03/27/30	300	334

Nordstrom 5.000%, 01/15/44	100	71
4.000%, 03/15/27	30	25

O’Reilly Automotive 4.350%, 06/01/28	50	58
3.550%, 03/15/26	50	57

President & Fellows of Harvard College 3.150%, 07/15/46	100	115

Princeton University 2.516%, 07/01/50	20	21

Sands China 4.600%, 08/08/23	200	211

Starbucks 4.500%, 11/15/48	30	35
4.450%, 08/15/49	100	121
3.500%, 11/15/50	50	53

Description	Face Amount (000)	Value (000)
2.550%, 11/15/30	$100	$105
1.300%, 05/07/22	15	15

Target 4.000%, 07/01/42	200	249
3.375%, 04/15/29	50	58

Time Warner Cable 7.300%, 07/01/38	431	593
4.000%, 09/01/21	100	103

TJX 3.500%, 04/15/25	100	111

Toyota Motor Credit 3.650%, 01/08/29	100	117
3.450%, 09/20/23	50	54
2.250%, 10/18/23	50	52
1.800%, 02/13/25	2,293	2,377
1.350%, 08/25/23	944	962
1.150%, 05/26/22	100	101

University of Pennsylvania 3.610%, 02/15/19	100	116

VF 2.050%, 04/23/22	200	205

Viacom 5.850%, 09/01/43	150	176

Whirlpool 4.000%, 03/01/24	60	63

Yale University 1.482%, 04/15/30	1,350	1,364
0.873%, 04/15/25	3,709	3,738

		35,606

Consumer Staples – 0.6%

Altria Group 6.200%, 02/14/59	15	20
5.950%, 02/14/49	40	52
5.800%, 02/14/39	165	204
5.375%, 01/31/44	100	120
4.800%, 02/14/29	40	47
4.450%, 05/06/50	20	22
3.800%, 02/14/24	20	22
3.400%, 05/06/30	10	11
2.350%, 05/06/25	20	21

Anheuser-Busch 4.900%, 02/01/46	2,320	2,839
4.700%, 02/01/36	150	177

Anheuser-Busch InBev Worldwide 4.600%, 04/15/48	1,229	1,439
4.500%, 06/01/50	250	296
4.439%, 10/06/48	100	115
4.350%, 06/01/40	400	456
4.150%, 01/23/25	250	284
4.000%, 04/13/28	55	64
3.500%, 06/01/30	300	337

Archer-Daniels-Midland 3.750%, 09/15/47	100	120
3.375%, 03/15/22	60	63

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bunge Finance 3.250%, 08/15/26	$120	$124
3.000%, 09/25/22	30	31

Campbell Soup 4.800%, 03/15/48	110	145
4.150%, 03/15/28	50	57
3.650%, 03/15/23	15	16

Church & Dwight 2.450%, 08/01/22	100	105

Clorox 3.500%, 12/15/24	50	56
1.800%, 05/15/30	5	5

Coca-Cola 4.125%, 03/25/40	100	127
2.875%, 10/27/25	50	55
2.600%, 06/01/50	50	50
2.550%, 06/01/26	50	55
2.500%, 06/01/40	25	26
1.750%, 09/06/24	100	105
1.650%, 06/01/30	35	36

Conagra Brands 5.400%, 11/01/48	20	28
5.300%, 11/01/38	10	13
4.850%, 11/01/28	25	30
4.600%, 11/01/25	200	230
4.300%, 05/01/24	15	17
3.800%, 10/22/21	20	21

Constellation Brands 4.650%, 11/15/28	30	35
4.250%, 05/01/23	50	55
3.750%, 05/01/50	10	11
2.875%, 05/01/30	15	16
2.650%, 11/07/22	50	52

Costco Wholesale 1.600%, 04/20/30	65	66
1.375%, 06/20/27	100	102

General Mills 4.200%, 04/17/28	50	59
2.875%, 04/15/30	100	109

Georgetown University 2.943%, 04/01/50	25	24

Hershey 2.300%, 08/15/26	50	54

Ingredion 3.200%, 10/01/26	50	54

Kellogg 3.400%, 11/15/27	25	28
2.100%, 06/01/30	65	66

Keurig Dr Pepper 5.085%, 05/25/48	150	198
4.985%, 05/25/38	175	223
4.597%, 05/25/28	50	60

Kimberly-Clark 3.950%, 11/01/28	10	12
2.875%, 02/07/50	100	108
2.750%, 02/15/26	100	110

Description	Face Amount (000)	Value (000)

Kroger 3.950%, 01/15/50	$25	$29
2.200%, 05/01/30	165	171

McCormick 3.150%, 08/15/24	100	108

Molson Coors Brewing 4.200%, 07/15/46	200	195

Mondelez International 4.625%, 05/07/48	100	127
4.125%, 05/07/28	50	60

PepsiCo 3.600%, 03/01/24	100	110
3.000%, 10/15/27	50	56
2.850%, 02/24/26	100	110
2.625%, 03/19/27	500	547
1.625%, 05/01/30	95	97
0.750%, 05/01/23	145	146

Philip Morris International 4.500%, 03/20/42	100	121
3.375%, 08/11/25	100	111
2.500%, 11/02/22	100	104
2.100%, 05/01/30	20	21

Precision Castparts 3.250%, 06/15/25	100	111

Procter & Gamble 3.500%, 10/25/47	100	123
2.450%, 03/25/25	100	108
2.450%, 11/03/26	50	55
2.150%, 08/11/22	100	104

Suzano Austria GmbH 5.000%, 01/15/30	200	203

Sysco 4.450%, 03/15/48	50	56
3.550%, 03/15/25	50	54
3.300%, 02/15/50	120	113
2.500%, 07/15/21	35	35
2.400%, 02/15/30	15	15

Tyson Foods 4.875%, 08/15/34	200	254

Unilever Capital 2.200%, 05/05/22	100	103
2.125%, 09/06/29	250	264

University of Chicago 2.761%, 04/01/45	5	5

University of Southern California 3.226%, 10/01/20	35	36

USJ-Acucar e Alcool S 9.875%, 11/09/23 (A)	379	104

Walgreens Boots Alliance 4.800%, 11/18/44	200	217

Walmart 4.050%, 06/29/48	35	46
3.950%, 06/28/38	115	146
3.700%, 06/26/28	100	118
3.300%, 04/22/24	100	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.250%, 07/08/29	$140	$163
2.850%, 07/08/24	150	163
2.650%, 12/15/24	50	54

		14,356

Energy – 4.8%

Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (A)	4,993	5,899

Azure Power Solar Energy Pvt 5.650%, 12/24/24 (A)	350	352

Baker Hughes a GE 4.486%, 05/01/30	30	35
3.138%, 11/07/29	65	68

Boardwalk Pipelines 4.950%, 12/15/24	50	53

BP Capital Markets 3.062%, 03/17/22	200	208

Canadian Natural Resources 3.850%, 06/01/27	100	107
2.950%, 07/15/30	50	50
2.050%, 07/15/25	50	50

Cheniere Corpus Christi Holdings 7.000%, 06/30/24	150	171

Chevron 2.954%, 05/16/26	50	55
2.566%, 05/16/23	50	53
2.355%, 12/05/22	150	156
1.141%, 05/11/23	150	153

Cimarex Energy 3.900%, 05/15/27	100	101

Concho Resources 4.850%, 08/15/48	15	17
4.375%, 01/15/25	50	52
4.300%, 08/15/28	10	11
3.750%, 10/01/27	100	106

Consumer Energy 2.500%, 05/01/60	85	82

Devon Energy 5.600%, 07/15/41	150	146

Diamondback Energy 3.500%, 12/01/29	50	49
3.250%, 12/01/26	20	20
2.875%, 12/01/24	30	30

Ecopetrol 6.875%, 04/29/30	200	229
5.875%, 09/18/23	100	107

Emera US Finance 2.700%, 06/15/21	1,473	1,500

Enable Midstream Partners 4.150%, 09/15/29	100	88

Enbridge 4.000%, 11/15/49	100	108
3.700%, 07/15/27	100	110

Description	Face Amount (000)	Value (000)

Enbridge Energy Partners 5.875%, 10/15/25	$100	$119

Encana 3.900%, 11/15/21	50	50

Energy Transfer Operating 6.250%, 04/15/49	329	349
6.125%, 12/15/45	150	154
6.000%, 06/15/48	125	130
5.800%, 06/15/38	225	229
5.250%, 04/15/29	50	55
4.200%, 04/15/27	200	209

Energy Transfer Partners 6.500%, 02/01/42	27	29
4.500%, 11/01/23	100	108

Enterprise Products Operating 6.450%, 09/01/40	150	199
5.950%, 02/01/41	100	128
4.800%, 02/01/49	25	30
4.250%, 02/15/48	25	28
4.200%, 01/31/50	35	39
4.150%, 10/16/28	175	199
3.500%, 02/01/22	25	26
3.350%, 03/15/23	100	106

EOG Resources 3.150%, 04/01/25	100	110
2.625%, 03/15/23	100	105

Equinor 3.950%, 05/15/43	200	229
3.700%, 03/01/24	100	111
2.875%, 04/06/25	3,622	3,908
2.450%, 01/17/23	125	131
1.750%, 01/22/26	4,986	5,107

Exxon Mobil 3.452%, 04/15/51	2,359	2,612
3.095%, 08/16/49	25	26
3.043%, 03/01/26	50	55
2.995%, 08/16/39	25	26
2.992%, 03/19/25	5,241	5,691
2.726%, 03/01/23	35	37
2.709%, 03/06/25	150	161
2.610%, 10/15/30	1,948	2,085
2.440%, 08/16/29	25	27
2.019%, 08/16/24	25	26
1.902%, 08/16/22	10	10
1.571%, 04/15/23	300	308

Fermaca Enterprises 6.375%, 03/30/38 (A)	974	1,030

Gazprom PJSC Via Gaz Capital 5.150%, 02/11/26 (A)	1,060	1,176

Geopark 6.500%, 09/21/24 (A)	200	184

Halliburton 5.000%, 11/15/45	100	102
3.800%, 11/15/25	10	11
3.500%, 08/01/23	6	6
3.250%, 11/15/21	3,280	3,352

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Hess 7.875%, 10/01/29	$497	$596
4.300%, 04/01/27	1,578	1,634

Husky Energy 4.000%, 04/15/24	100	103

KazMunayGas National JSC 5.750%, 04/19/47 (A)	2,520	2,935

Kinder Morgan Energy Partners 6.375%, 03/01/41	150	185
5.500%, 03/01/44	100	118

Magellan Midstream Partners 3.950%, 03/01/50	25	25
3.250%, 06/01/30	50	53

Marathon Oil 6.600%, 10/01/37	150	155

Marathon Petroleum 6.500%, 03/01/41	250	310
5.375%, 10/01/22	1,951	1,963
5.125%, 12/15/26	2,324	2,674
4.750%, 12/15/23	3,474	3,812
4.700%, 05/01/25	2,734	3,061
3.800%, 04/01/28	30	32
3.400%, 12/15/20	557	562

MEGlobal Canada ULC 5.875%, 05/18/30 (A)	270	305

MPLX 5.200%, 03/01/47	200	210
5.200%, 12/01/47	150	155
4.800%, 02/15/29	70	78
4.125%, 03/01/27	65	69
4.000%, 02/15/25	25	27
3.500%, 12/01/22	25	26

National Oilwell Varco 2.600%, 12/01/22	29	29

Nexen 6.400%, 05/15/37	150	212

Noble Energy 6.000%, 03/01/41	346	337
4.950%, 08/15/47	100	89
3.250%, 10/15/29	2,383	2,167

Occidental Petroleum 4.850%, 03/15/21	853	847
4.400%, 08/15/49	250	172
2.600%, 08/13/21	1,128	1,102

Odebrecht Oil & Gas Finance 0.000%, 01/03/69 (A) (B)	97	—

ONEOK 7.150%, 01/15/51	748	909
5.200%, 07/15/48	75	75
4.550%, 07/15/28	50	52
4.450%, 09/01/49	100	93
4.000%, 07/13/27	30	30
3.100%, 03/15/30	25	24
2.200%, 09/15/25	1,170	1,150

Description	Face Amount (000)	Value (000)

ONEOK Partners 3.375%, 10/01/22	$100	$103

Pertamina Persero 6.500%, 11/07/48 (A)	940	1,228
5.625%, 05/20/43 (A)	375	433
4.700%, 07/30/49 (A)	960	1,035
3.100%, 08/25/30 (A)	660	661

Petroleos de Venezuela 9.000%, 11/17/21 (C)	660	16
8.500%, 10/27/20 (A)	123	11
6.000%, 11/15/26 (A) (C)	785	19
5.375%, 04/12/27 (C)	670	16

Petroleos Mexicanos 6.950%, 01/28/60 (A)	1,190	915
6.840%, 01/23/30 (A)	453	399
6.750%, 09/21/47	1,058	813
6.625%, 06/15/35	480	391
6.500%, 03/13/27	1,875	1,692
6.500%, 01/23/29	530	462
6.490%, 01/23/27 (A)	1,496	1,366
5.950%, 01/28/31 (A)	1,170	965

Petronas Capital 4.550%, 04/21/50 (A)	780	988
3.500%, 04/21/30 (A)	830	922

Phillips 66 3.850%, 04/09/25	200	222
2.150%, 12/15/30	25	24

Phillips 66 Partners 3.605%, 02/15/25	25	27
2.450%, 12/15/24	100	103

Plains All American Pipeline 4.650%, 10/15/25	5,594	5,975
3.850%, 10/15/23	150	156
3.650%, 06/01/22	2,709	2,769
3.550%, 12/15/29	100	97

ReNew Power 6.450%, 09/27/22 (A)	280	278
5.875%, 03/05/27 (A)	950	918

Sabine Pass Liquefaction 5.625%, 03/01/25	85	97
5.000%, 03/15/27	300	336

Saudi Arabian Oil 4.250%, 04/16/39 (A)	2,110	2,347

Shell International Finance 4.550%, 08/12/43	400	498
2.875%, 05/10/26	100	110

Shell International Finance BV 2.000%, 11/07/24	150	157

Sinopec Group Overseas Development 2016 2.750%, 09/29/26 (A)	460	488

Southern Gas Corridor CJSC 6.875%, 03/24/26 (A)	840	966

Spectra Energy Partners 3.500%, 03/15/25	100	109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Suncor Energy 6.500%, 06/15/38	$150	$189
2.800%, 05/15/23	20	21

Total Capital 3.883%, 10/11/28	50	58

Total Capital Canada 2.750%, 07/15/23	100	107

Total Capital International 3.455%, 02/19/29	25	28
3.386%, 06/29/60	100	103
3.127%, 05/29/50	2,822	2,895
2.700%, 01/25/23	100	105

TransCanada PipeLines 5.100%, 03/15/49	25	32
4.875%, 01/15/26	100	117
4.625%, 03/01/34	300	345
4.250%, 05/15/28	25	29

Transcontinental Gas Pipe Line 3.950%, 05/15/50 (A)	150	160
3.250%, 05/15/30 (A)	75	80

Ultrapar International 5.250%, 06/06/29 (A)	870	884

Valero Energy 4.350%, 06/01/28	70	79
4.000%, 04/01/29	35	39
3.650%, 03/15/25	100	109
3.400%, 09/15/26	5,455	5,970

Williams 8.750%, 03/15/32	1,123	1,665
5.750%, 06/24/44	20	23
4.850%, 03/01/48	25	28
4.550%, 06/24/24	45	50
3.700%, 01/15/23	15	16
3.600%, 03/15/22	100	104
3.500%, 11/15/30	2,194	2,300

YPF 16.500%, 05/09/22 (ARS) (A)	6,000	37

		109,040

Financials – 9.1%

Affiliated Managers Group 3.300%, 06/15/30	35	36

Aflac 4.750%, 01/15/49	15	19
3.625%, 06/15/23	100	110

AIG Global Funding 0.800%, 07/07/23 (A)	563	563

Allstate 4.200%, 12/15/46	200	247

Ally Financial 3.875%, 05/21/24	150	155
3.050%, 06/05/23	15	15

American Express 4.200%, 11/06/25	105	122

Description	Face Amount (000)	Value (000)
3.125%, 05/20/26	$100	$111
2.500%, 08/01/22	100	103
2.500%, 07/30/24	65	69

American Express Credit 2.700%, 03/03/22	100	104

American Financial Group 3.500%, 08/15/26	35	37

American International Group 4.700%, 07/10/35	200	244
4.375%, 06/30/50	100	116
3.875%, 01/15/35	200	229
3.400%, 06/30/30	2,272	2,456
3.375%, 08/15/20	2,095	2,102

Andina de Fomento 4.375%, 06/15/22	100	106
3.750%, 11/23/23	90	97

Aon 4.500%, 12/15/28	50	60
2.800%, 05/15/30	2,112	2,260
2.200%, 11/15/22	65	67

Arch Capital Group 3.635%, 06/30/50	70	73

Ares Capital 4.200%, 06/10/24	65	67

Assurant 4.000%, 03/15/23	74	79

Australia & New Zealand Banking Group NY 2.625%, 05/19/22	250	260

AXA Equitable Holdings 4.350%, 04/20/28	150	169

Banco del Estado de Chile 2.668%, 01/08/21 (A)	1,227	1,233

Banco Santander 3.490%, 05/28/30	995	1,069
3.306%, 06/27/29	200	216
2.746%, 05/28/25	200	207

Bank of America 5.000%, 01/21/44	250	345
4.450%, 03/03/26	130	150
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	122
4.200%, 08/26/24	165	183
4.100%, 07/24/23	100	110
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/40	100	122
4.000%, 01/22/25	100	110
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	47
3.950%, 04/21/25	200	221
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	121
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/24	2,725	2,953

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/27	$6,897	$7,698
3.500%, 04/19/26	50	56
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	100	108
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	100	110
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	108
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	5,641	5,925
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	50	54
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	207
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/41	2,516	2,584
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/31	3,765	3,984
2.503%, 10/21/22	100	102
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/31	200	210
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	50	53

Bank of Georgia JSC 6.000%, 07/26/23 (A)	750	736

Bank of Montreal 3.300%, 02/05/24	100	109
2.500%, 06/28/24	65	69
2.050%, 11/01/22	80	82

Bank of New York Mellon 3.550%, 09/23/21	100	104
3.450%, 08/11/23	50	54
3.400%, 01/29/28	50	57
3.300%, 08/23/29	100	113
3.000%, 02/24/25	100	110
2.950%, 01/29/23	50	53
2.450%, 08/17/26	50	54

Bank of Nova Scotia 2.800%, 07/21/21	100	102
2.700%, 08/03/26	200	219
1.300%, 06/11/25	3,547	3,571

Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/23	200	211

Description	Face Amount (000)	Value (000)
4.375%, 09/11/24	$200	$213
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/25	300	324
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/26	200	209

BAT Capital 4.758%, 09/06/49	50	55
4.540%, 08/15/47	100	109
4.390%, 08/15/37	150	164
3.557%, 08/15/27	100	108
3.462%, 09/06/29	50	53
3.222%, 08/15/24	50	53
3.215%, 09/06/26	4,016	4,306
2.789%, 09/06/24	35	37
2.764%, 08/15/22	50	52

BB&T 3.750%, 12/06/23	100	109
3.700%, 06/05/25	50	57
2.200%, 03/16/23	100	104

Berkshire Hathaway Finance 4.300%, 05/15/43	200	262
4.250%, 01/15/49	50	64

BlackRock 3.250%, 04/30/29	100	115
3.200%, 03/15/27	100	113
1.900%, 01/28/31	5	5

BNP Paribas 3.250%, 03/03/23	150	161
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/25 (A)	2,970	3,111

BP Capital Markets America 4.234%, 11/06/28	100	116
3.410%, 02/11/26	100	111
2.112%, 09/16/21	100	102

BPCE 4.000%, 04/15/24	250	277

Brighthouse Financial 3.700%, 06/22/27	50	51

Brookfield Finance 3.450%, 04/15/50	50	48

Canadian Imperial Bank of Commerce 3.100%, 04/02/24	100	107
0.950%, 06/23/23	20	20

Capital One Financial 4.250%, 04/30/25	50	56
3.650%, 05/11/27	100	110
3.200%, 02/05/25	50	54
2.600%, 05/11/23	2,375	2,486

Charles Schwab 3.550%, 02/01/24	100	110

Citigroup 8.125%, 07/15/39	250	433
4.750%, 05/18/46	100	127

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.450%, 09/29/27	$1,085	$1,239
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/31	2,302	2,731
4.300%, 11/20/26	1,425	1,618
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	124
4.125%, 07/25/28	85	96
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	171
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	54
3.750%, 06/16/24	100	110
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	112
3.500%, 05/15/23	100	107
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/25	100	108
3.300%, 04/27/25	100	110
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	2,156	2,230
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	500	538
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/30	50	53
2.900%, 12/08/21	100	103
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	5,020	5,224
2.750%, 04/25/22	100	104
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/31	2,562	2,650
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/24	100	102

Citigroup Global Markets Holdings
15.920%, 11/19/21 (UAH) (A)(D)	29,000	1,191

Citizens Financial Group 3.250%, 04/30/30	95	103
2.375%, 07/28/21	30	30

CNO Financial Group 5.250%, 05/30/29	100	107

Comerica 4.000%, 02/01/29	50	56

Description	Face Amount (000)	Value (000)
3.700%, 07/31/23	$25	$27

Cooperatieve Rabobank UA 5.250%, 05/24/41	100	142
4.625%, 12/01/23	796	878
3.375%, 05/21/25	250	279
2.750%, 01/10/23	250	263

Credit Suisse Group Funding Guernsey 4.875%, 05/15/45	250	333

Credit Suisse NY 2.800%, 04/08/22	250	259
1.000%, 05/05/23	9,667	9,720

Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/25	200	210
3.700%, 05/30/24	85	88

Development Bank of Kazakhstan JSC
8.950%, 05/04/23 (KZT) (A)	362,000	798

Discover Bank 3.450%, 07/27/26	250	270

Discover Financial Services 4.100%, 02/09/27	40	44

E*TRADE Financial 4.500%, 06/20/28	50	58

Fairfax Financial Holdings 4.625%, 04/29/30 (A)	25	27

Fibria Overseas Finance 5.500%, 01/17/27	25	27

Fidelity National Financial 4.500%, 08/15/28	50	56

Fifth Third Bancorp 3.650%, 01/25/24	300	327
2.550%, 05/05/27	90	97
1.625%, 05/05/23	70	72

First Republic Bank 4.625%, 02/13/47	200	240

Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	2,170	2,613
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	300	349
3.750%, 05/22/25	100	111
3.750%, 02/25/26	250	279
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	185
3.625%, 02/20/24	530	576
3.500%, 04/01/25	300	329
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.200%, 02/23/23	$150	$159
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	104
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	3,463	3,550
2.350%, 11/15/21	45	45

Guardian Life Global Funding 1.100%, 06/23/25 (A)	1,245	1,250

Hanover Insurance Group 4.500%, 04/15/26	100	110

Hartford Financial Services Group 4.400%, 03/15/48	100	121

HSBC Holdings 5.250%, 03/14/44	200	253
4.950%, 03/31/30	250	300
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	231
4.250%, 08/18/25	200	218
4.000%, 03/30/22	100	106
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	250	270
3.600%, 05/25/23	200	215
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/23	1,044	1,090

Huntington National Bank 2.500%, 08/07/22	250	259

ING Groep 3.550%, 04/09/24	250	272

Intercontinental Exchange 4.000%, 10/15/23	150	166

JPMorgan Chase 5.600%, 07/15/41	250	361
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	117
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/24	827	911
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	173
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	195	239
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	181
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	176

Description	Face Amount (000)	Value (000)
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	$100	$109
3.625%, 05/13/24	100	110
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	80
3.300%, 04/01/26	100	112
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	172
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/23	200	208
3.200%, 06/15/26	100	111
3.125%, 01/23/25	150	164
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/41	65	70
3.109%, 04/22/51 (E)	768	827
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	78
2.700%, 05/18/23	100	105
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/31	100	106
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/25	75	79
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/28	8,609	8,911
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/26	100	104
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	500	517

JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)(D)	13,200,000	971
8.250%, 05/17/36 (IDR) (A)(D)	9,300,000	675
5.625%, 05/17/23 (IDR) (A)(D)	16,000,000	1,106

KeyCorp 2.250%, 04/06/27	100	105

Lazard Group 3.750%, 02/13/25	50	53

Lincoln National 4.375%, 06/15/50	30	34
3.625%, 12/12/26	100	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.050%, 01/15/30	$2,138	$2,251

Lloyds Banking Group 4.582%, 12/10/25	200	222
4.450%, 05/08/25	200	226
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/25	200	217

Loews 2.625%, 05/15/23	100	106

Manulife Financial 5.375%, 03/04/46	50	66

Markel 4.150%, 09/17/50	25	27
3.500%, 11/01/27	50	54

Marsh & McLennan 4.375%, 03/15/29	45	54
3.750%, 03/14/26	150	170
2.750%, 01/30/22	30	31

MassMutual Global Funding II 2.350%, 01/14/27 (A)	1,423	1,502

MetLife 6.400%, 12/15/36	1,530	1,806
3.600%, 11/13/25	50	57

Metropolitan Life Global Funding I 0.900%, 06/08/23 (A)	1,615	1,624

Mitsubishi UFJ Financial Group 4.153%, 03/07/39	35	42
3.850%, 03/01/26	200	227
3.741%, 03/07/29	150	171
3.535%, 07/26/21	30	31
3.407%, 03/07/24	50	54
3.287%, 07/25/27	50	55
3.218%, 03/07/22	50	52
2.665%, 07/25/22	50	52

Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	216
2.601%, 09/11/22	200	208

Moody’s 3.250%, 05/20/50	150	161

Morgan Stanley 6.375%, 07/24/42	200	312
4.875%, 11/01/22	100	109
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	150	179
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	118
3.875%, 01/27/26	200	226
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	97

Description	Face Amount (000)	Value (000)
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/31	$500	$571
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	169
3.125%, 01/23/23	150	159
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/31	95	101
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/26	3,695	3,847

MUFG Americas Holdings 3.000%, 02/10/25	160	170

Muthoot Finance 6.125%, 10/31/22 (A)	820	828

MV24 Capital BV 6.748%, 06/01/34 (A)	902	857

Nasdaq 3.850%, 06/30/26	150	168

National Australia Bank 3.375%, 09/20/21	350	362

National Rural Utilities Cooperative Finance 3.400%, 02/07/28	100	112
2.400%, 03/15/30	80	85
1.750%, 01/21/22	25	26

NatWest Markets 2.375%, 05/21/23 (A)	1,980	2,027

Northern Trust 3.650%, 08/03/28	25	29
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	68
1.950%, 05/01/30	40	41

ORIX 4.050%, 01/16/24	50	55
2.900%, 07/18/22	30	31

Owl Rock Capital 4.000%, 03/30/25	25	25

Pacific Life Global Funding II 1.200%, 06/24/25 (A)	1,935	1,945

PNC Financial Services Group 3.500%, 01/23/24	125	137
3.450%, 04/23/29	50	57
2.550%, 01/22/30	500	540

Principal Financial Group 3.400%, 05/15/25	100	110

Principal Life Global Funding II 1.250%, 06/23/25 (A)	960	963

Progressive 4.125%, 04/15/47	100	126
4.000%, 03/01/29	50	60

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Prosus 3.680%, 01/21/30 (A)	$730	$764

Prudential Financial 3.700%, 03/13/51	50	55
3.500%, 05/15/24	200	221
3.000%, 03/10/40	25	26
2.100%, 03/10/30	15	15

Regions Financial 3.800%, 08/14/23	50	54
2.750%, 08/14/22	50	52

Reinsurance Group of America 3.900%, 05/15/29	50	54

RenaissanceRe Holdings 3.600%, 04/15/29	50	55

Royal Bank of Canada 2.800%, 04/29/22	100	104
2.550%, 07/16/24	50	53
2.250%, 11/01/24	4,745	4,992
1.150%, 06/10/25	6,266	6,277

Royal Bank of Scotland Group 6.125%, 12/15/22	70	77
6.100%, 06/10/23	30	33
6.000%, 12/19/23	60	67
5.125%, 05/28/24	65	71
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	400	435

S&P Global 4.000%, 06/15/25	100	115

Santander Holdings USA 4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	27
3.500%, 06/07/24	105	111
3.450%, 06/02/25	3,676	3,829

Santander UK 2.875%, 06/18/24	200	213

Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	210

Shriram Transport Finance 5.950%, 10/24/22 (A)	1,080	989

Societe Generale 2.625%, 01/22/25 (A)	3,596	3,670

Standard Chartered Bank 8.250%, 05/19/36 (IDR) (A)(D)	13,160,000	955

State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/26 (A)	1,659	1,796

Sumitomo Mitsui Financial Group 3.944%, 07/19/28	100	115

Description	Face Amount (000)	Value (000)
3.784%, 03/09/26	$50	$56
3.748%, 07/19/23	100	108
3.544%, 01/17/28	50	56
3.446%, 01/11/27	50	55
3.202%, 09/17/29	25	27
3.102%, 01/17/23	50	53
2.846%, 01/11/22	50	52
2.784%, 07/12/22	50	52
2.778%, 10/18/22	50	52
2.724%, 09/27/29	200	210
2.130%, 07/08/30	2,041	2,045
1.474%, 07/08/25	4,547	4,553

SunTrust Banks 2.700%, 01/27/22	150	155

Svensk Exportkredit 1.625%, 09/12/21	200	203
0.625%, 05/14/25	200	201

Synchrony Financial 4.500%, 07/23/25	100	106
4.375%, 03/19/24	35	37
2.850%, 07/25/22	30	30

Syngenta Finance 5.182%, 04/24/28 (A)	635	677
4.892%, 04/24/25 (A)	2,700	2,839
4.441%, 04/24/23 (A)	1,480	1,553

TBC Bank JSC 5.750%, 06/19/24 (A)	670	657

TC Ziraat Bankasi 5.125%, 05/03/22 (A)	200	196

TD Ameritrade Holding 3.300%, 04/01/27	30	34

Toronto-Dominion Bank 1.150%, 06/12/25	250	253

Travelers 4.050%, 03/07/48	100	124
2.550%, 04/27/50	20	20

Truist Bank 1.250%, 03/09/23	300	305

Truist Financial 1.950%, 06/05/30	3,031	3,081

Unum Group 4.500%, 12/15/49	100	93
4.000%, 03/15/24	50	53

US Bancorp 3.375%, 02/05/24	500	546
2.400%, 07/30/24	100	107

Voya Financial 3.125%, 07/15/24	50	53

W R Berkley 4.000%, 05/12/50	5	5

WEA Finance 3.250%, 10/05/20 (A)	582	583
3.150%, 04/05/22 (A)	461	467

Wells Fargo 5.013%, 04/04/51 (E)	150	208
4.900%, 11/17/45	917	1,175

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.650%, 11/04/44	$350	$433
4.150%, 01/24/29	100	118
4.125%, 08/15/23	200	217
3.550%, 09/29/25	100	112
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	85	89
3.000%, 02/19/25	100	108
3.000%, 04/22/26	100	109
2.625%, 07/22/22	4,965	5,173
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	150	156
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	1,269	1,311
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/26	545	563
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/26	6,251	6,442
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/24	416	423

Wells Fargo Bank 6.600%, 01/15/38	250	368

Westpac Banking 4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	222
3.300%, 02/26/24	50	54
2.700%, 08/19/26	100	109
2.650%, 01/16/30	100	110
2.000%, 08/19/21	50	51
2.000%, 01/13/23	30	31

Willis North America 4.500%, 09/15/28	100	117
3.600%, 05/15/24	50	54

		209,031

Health Care – 2.3%

Abbott Laboratories 4.900%, 11/30/46	200	287
3.750%, 11/30/26	100	117
3.400%, 11/30/23	35	38

AbbVie 4.875%, 11/14/48	1,040	1,366
4.550%, 03/15/35 (A)	300	364
4.300%, 05/14/36	150	173
4.250%, 11/14/28	15	17
4.250%, 11/21/49 (A)	45	54
4.050%, 11/21/39 (A)	766	896
3.800%, 03/15/25 (A)	190	211
3.750%, 11/14/23	35	38

Description	Face Amount (000)	Value (000)
3.375%, 11/14/21	$100	$104
3.200%, 11/06/22	100	105
3.200%, 11/21/29 (A)	105	115
2.950%, 11/21/26 (A)	3,593	3,908
2.900%, 11/06/22	150	157
2.850%, 05/14/23	50	53
2.600%, 11/21/24 (A)	1,557	1,653
2.300%, 11/21/22 (A)	50	52
2.150%, 11/19/21 (A)	200	204

Advocate Health & Hospitals 3.387%, 10/15/49	358	394

Aetna 2.800%, 06/15/23	25	27
2.750%, 11/15/22	150	156

Agilent Technologies 3.050%, 09/22/26	65	71

AmerisourceBergen 3.400%, 05/15/24	100	108

Amgen 3.625%, 05/22/24	300	329
3.375%, 02/21/50	225	251
3.150%, 02/21/40	125	134
2.450%, 02/21/30	50	53
2.200%, 02/21/27	1,625	1,714
1.900%, 02/21/25	15	15

Anthem 3.650%, 12/01/27	65	74
3.300%, 01/15/23	200	213
3.125%, 05/15/50	20	21
2.875%, 09/15/29	200	217
2.375%, 01/15/25	514	545
2.250%, 05/15/30	15	15

Ascension Health 3.106%, 11/15/39	45	49
2.532%, 11/15/29	10	11

AstraZeneca 4.375%, 11/16/45	100	130
4.375%, 08/17/48	100	133
2.375%, 06/12/22	100	104

Becton Dickinson 4.685%, 12/15/44	157	193
3.700%, 06/06/27	33	37

Becton Dickinson and 2.823%, 05/20/30	70	74

Biogen 3.625%, 09/15/22	100	106
3.150%, 05/01/50	15	15
2.250%, 05/01/30	10	10

Boston Scientific 4.550%, 03/01/39	150	184
3.375%, 05/15/22	100	105

Bristol-Myers Squibb 4.250%, 10/26/49 (A)	444	586
4.125%, 06/15/39 (A)	2,217	2,822
3.875%, 08/15/25 (A)	100	114
3.400%, 07/26/29 (A)	80	93
3.250%, 02/20/23 (A)	100	106
2.900%, 07/26/24 (A)	55	60

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.600%, 05/16/22 (A)	$50	$52
2.000%, 08/01/22	100	103

Cardinal Health 3.200%, 03/15/23	100	106

Cigna 4.900%, 12/15/48	549	723
3.750%, 07/15/23	1,005	1,091
3.400%, 09/17/21	3,045	3,146
2.400%, 03/15/30	4,273	4,434

CommonSpirit Health 4.187%, 10/01/49	100	102

Cottage Health Obligated Group 3.304%, 11/01/49	944	1,034

CVS Health 5.125%, 07/20/45	200	258
4.300%, 03/25/28	310	363
4.125%, 04/01/40	600	708
3.875%, 07/20/25	120	135
3.700%, 03/09/23	115	123

CVS Pass-Through Trust 4.163%, 08/11/36 (A)	555	583

Danaher 3.350%, 09/15/25	30	34

DH Europe Finance II Sarl 2.050%, 11/15/22	200	207

Eli Lilly 3.950%, 05/15/47	100	124
2.350%, 05/15/22	100	104

Gilead Sciences 4.500%, 02/01/45	150	195
3.650%, 03/01/26	500	572
2.500%, 09/01/23	35	37
1.950%, 03/01/22	15	16

GlaxoSmithKline Capital 3.875%, 05/15/28	150	177
2.850%, 05/08/22	100	104
2.800%, 03/18/23	125	132

HCA 5.500%, 06/15/47	40	49
5.250%, 04/15/25	35	40
5.250%, 06/15/26	40	46
5.125%, 06/15/39	25	29
5.000%, 03/15/24	55	61
4.750%, 05/01/23	35	38
4.500%, 02/15/27	30	34
4.125%, 06/15/29	20	22

Johnson & Johnson 3.625%, 03/03/37	150	179
2.625%, 01/15/25	100	109
2.450%, 03/01/26	400	437

Kaiser Foundation Hospitals 3.150%, 05/01/27	25	28

Laboratory Corp of America Holdings 3.250%, 09/01/24	100	108
2.950%, 12/01/29	50	53

Description	Face Amount (000)	Value (000)

McKesson 2.850%, 03/15/23	$200	$209

Medtronic 4.625%, 03/15/45	163	219
4.375%, 03/15/35	144	188
2.750%, 04/01/23	100	106

Memorial Sloan-Kettering Cancer Center 2.955%, 01/01/50	30	32

Merck 4.150%, 05/18/43	100	129
4.000%, 03/07/49	35	45
3.900%, 03/07/39	50	60
3.400%, 03/07/29	50	58
2.900%, 03/07/24	25	27
2.350%, 06/24/40	1,271	1,293
1.450%, 06/24/30	105	105

Mount Sinai Hospitals Group 3.737%, 07/01/49	20	21

Mylan 5.250%, 06/15/46	200	248

Northwell Healthcare 3.809%, 11/01/49	100	102

Novartis Capital 4.400%, 05/06/44	150	200
3.400%, 05/06/24	100	110
3.000%, 11/20/25	50	56
2.750%, 08/14/50	15	16
2.400%, 05/17/22	50	52
2.200%, 08/14/30	25	26
2.000%, 02/14/27	100	106
1.750%, 02/14/25	25	26

PerkinElmer 3.300%, 09/15/29	30	32

Pfizer 4.400%, 05/15/44	1,254	1,630
4.200%, 09/15/48	15	20
4.125%, 12/15/46	100	129
4.100%, 09/15/38	25	31
4.000%, 03/15/49	50	64
3.900%, 03/15/39	125	154
3.600%, 09/15/28	100	118
3.450%, 03/15/29	50	58
3.200%, 09/15/23	25	27
3.000%, 09/15/21	20	21
3.000%, 06/15/23	100	107
2.950%, 03/15/24	50	54
2.700%, 05/28/50	571	591
2.550%, 05/28/40	2,087	2,159
1.700%, 05/28/30	50	51
0.800%, 05/28/25	30	30

Providence St. Joseph Health Obligated Group 2.532%, 10/01/29	40	42

Quest Diagnostics 2.800%, 06/30/31	140	147

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

RWJ Barnabas Health 3.477%, 07/01/49	$25	$26

Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	60	67
2.875%, 09/23/23	50	53

SSM Health Care 3.688%, 06/01/23	20	22

Stanford Health Care 3.795%, 11/15/48	100	122

Stryker 4.625%, 03/15/46	100	128
3.500%, 03/15/26	25	28
3.375%, 11/01/25	50	56

Takeda Pharmaceutical 3.175%, 07/09/50	200	199
2.050%, 03/31/30	200	200

Thermo Fisher Scientific 4.133%, 03/25/25	300	342
2.950%, 09/19/26	30	33

UnitedHealth Group 4.750%, 07/15/45	100	135
4.450%, 12/15/48	10	13
4.250%, 04/15/47	100	128
4.250%, 06/15/48	50	64
3.875%, 12/15/28	10	12
3.850%, 06/15/28	50	59
3.750%, 07/15/25	50	57
3.700%, 12/15/25	10	12
3.500%, 06/15/23	50	54
3.500%, 02/15/24	10	11
3.500%, 08/15/39	350	407
3.125%, 05/15/60	1,071	1,147
2.900%, 05/15/50	25	26
2.750%, 05/15/40	1,825	1,954
1.250%, 01/15/26	20	20

Upjohn 3.850%, 06/22/40 (A)	1,138	1,223
2.300%, 06/22/27 (A)	1,471	1,517
1.125%, 06/22/22 (A)	818	823

Zoetis 4.450%, 08/20/48	125	161
3.250%, 02/01/23	50	53
3.000%, 09/12/27	50	55

		53,183

Industrials – 1.9%

3M 5.700%, 03/15/37	150	213
4.000%, 09/14/48	100	124
3.700%, 04/15/50	100	119
2.000%, 02/14/25	100	105

AerCap Ireland Capital DAC 4.125%, 07/03/23	150	147
2.875%, 08/14/24	150	141

Description	Face Amount (000)	Value (000)

Aeropuerto Internacional de Tocumen 6.000%, 11/18/48 (A)	$388	$425

Air Lease 4.625%, 10/01/28	100	102
3.375%, 07/01/25	45	45
2.300%, 02/01/25	100	96

Aircastle 5.500%, 02/15/22	15	15
5.000%, 04/01/23	15	15
4.250%, 06/15/26	35	32
4.125%, 05/01/24	15	14

Allegion US Holding 3.550%, 10/01/27	50	52

American Airlines Pass-Through Trust 3.150%, 02/15/32	39	36

Boeing 5.930%, 05/01/60	50	59
5.805%, 05/01/50	690	815
5.705%, 05/01/40	50	57
5.150%, 05/01/30	2,151	2,398
4.875%, 05/01/25	689	751
4.508%, 05/01/23	1,844	1,948
3.900%, 05/01/49	25	23
3.750%, 02/01/50	50	45
3.600%, 05/01/34	25	24
3.450%, 11/01/28	50	49
3.100%, 05/01/26	25	26
2.950%, 02/01/30	50	49
2.350%, 10/30/21	150	152
2.300%, 08/01/21	30	30
2.125%, 03/01/22	50	50

Burlington Northern Santa Fe 4.150%, 12/15/48	105	131
3.750%, 04/01/24	200	221
3.050%, 03/15/22	100	104

Canadian National Railway 2.450%, 05/01/50	100	97

Canadian Pacific Railway 4.000%, 06/01/28	15	18
2.900%, 02/01/25	100	108
2.050%, 03/05/30	35	36

Carlisle 2.750%, 03/01/30	35	36

Carrier Global 3.577%, 04/05/50 (A)	50	49
3.377%, 04/05/40 (A)	1,056	1,031
2.722%, 02/15/30 (A)	50	50
2.700%, 02/15/31 (A)	827	825
2.493%, 02/15/27 (A)	35	36
2.242%, 02/15/25 (A)	35	36
1.923%, 02/15/23 (A)	10	10

Caterpillar 5.200%, 05/27/41	100	138
3.400%, 05/15/24	100	110
3.250%, 09/19/49	35	39

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Caterpillar Financial Services 3.650%, 12/07/23	$100	$111
3.150%, 09/07/21	55	57
0.950%, 05/13/22	100	101

CNH Industrial Capital 4.375%, 04/05/22	10	11
4.200%, 01/15/24	50	53
3.875%, 10/15/21	10	10
1.950%, 07/02/23	2,044	2,057

CSX 4.250%, 03/15/29	65	77
3.800%, 03/01/28	100	115
3.800%, 11/01/46	200	233
3.350%, 09/15/49	100	110
3.250%, 06/01/27	50	56

Deere 2.875%, 09/07/49	15	16

Eaton 3.103%, 09/15/27	100	111

Emerson Electric 1.950%, 10/15/30	50	51

Equifax 2.600%, 12/01/24	50	53
2.600%, 12/15/25	25	27

Eskom Holdings SOC 6.750%, 08/06/23 (A)	710	672
6.350%, 08/10/28 (A)	570	570

FedEx 4.950%, 10/17/48	100	116
4.750%, 11/15/45	100	110
3.800%, 05/15/25	150	167

Fluor 4.250%, 09/15/28	50	43

Fortune Brands Home & Security 4.000%, 09/21/23	50	55

GATX 3.850%, 03/30/27	200	214

GE Capital Funding 4.400%, 05/15/30 (A)	1,377	1,433
3.450%, 05/15/25 (A)	2,807	2,941

GE Capital International Funding Unlimited Co 4.418%, 11/15/35	2,756	2,802

General Dynamics 3.750%, 05/15/28	55	64
3.625%, 04/01/30	100	117
2.250%, 11/15/22	100	104

General Electric 4.350%, 05/01/50	30	30
4.250%, 05/01/40	30	30
3.625%, 05/01/30	25	25
3.450%, 05/15/24	100	107
3.450%, 05/01/27	320	327

Georgian Oil and Gas JSC 6.750%, 04/26/21 (A)	200	200

Description	Face Amount (000)	Value (000)

Georgian Railway 7.750%, 07/11/22 (A)	$1,500	$1,504

Honeywell International 2.500%, 11/01/26	150	165
2.300%, 08/15/24	150	160

Howmet Aerospace 6.875%, 05/01/25	135	146

Hutama Karya Persero 3.750%, 05/11/30 (A)	1,390	1,453

IDEX 3.000%, 05/01/30	15	16

IHS Markit 4.250%, 05/01/29	85	98

Indonesia Asahan Aluminium Persero 6.530%, 11/15/28 (A)	380	448
5.450%, 05/15/30 (A)	1,514	1,688
4.750%, 05/15/25 (A)	1,833	1,957

Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	110

Ingersoll-Rand Luxembourg Finance 3.800%, 03/21/29	100	113

Israel Electric 6.875%, 06/21/23 (A)	820	939

John Deere Capital 3.350%, 06/12/24	100	110
2.800%, 03/06/23	50	53
2.800%, 09/08/27	50	56
2.650%, 06/24/24	100	108
1.200%, 04/06/23	400	407

Johnson Controls International 3.625%, 07/02/24	40	43

Kansas City Southern 4.700%, 05/01/48	50	63
2.875%, 11/15/29	15	16

Kennametal 4.625%, 06/15/28	25	27

L3Harris Technologies 5.054%, 04/27/45	100	131
4.400%, 06/15/28	150	178

Latam Airlines, Pass-Through Trust 4.200%, 11/15/27	670	572

Lockheed Martin 4.700%, 05/15/46	150	205
3.800%, 03/01/45	100	121
1.850%, 06/15/30	10	10

Masco 4.500%, 05/15/47	100	105
4.375%, 04/01/26	40	46

Mexico City Airport Trust 5.500%, 07/31/47 (A)	705	624
3.875%, 04/30/28 (A)	910	825

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

MidAmerican Energy 3.150%, 04/15/50	$100	$113

Norfolk Southern 4.150%, 02/28/48	60	73
3.400%, 11/01/49	50	54
3.250%, 12/01/21	100	103
3.155%, 05/15/55 (A)	68	70
3.150%, 06/01/27	25	27
2.900%, 06/15/26	35	39

Northrop Grumman 5.150%, 05/01/40	200	266
4.030%, 10/15/47	150	182
3.250%, 08/01/23	50	54

Owens Corning 4.200%, 12/01/24	100	110

PACCAR Financial 3.150%, 08/09/21	100	103

Parker-Hannifin 4.000%, 06/14/49	20	23

Pelabuhan Indonesia III Persero 4.500%, 05/02/23 (A)	350	365

Republic Services 3.950%, 05/15/28	50	58

Rockwell Automation 3.500%, 03/01/29	85	96

Roper Technologies 2.800%, 12/15/21	150	154

Ryder System 3.875%, 12/01/23	25	27
2.800%, 03/01/22	30	31
2.500%, 09/01/24	20	20

Snap-on 3.100%, 05/01/50	20	21

Southwest Airlines 2.625%, 02/10/30	50	45

Stanley Black & Decker
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	30	30
2.900%, 11/01/22	100	105

Transnet 4.000%, 07/26/22 (A)	425	412

Union Pacific 3.839%, 03/20/60	100	115
3.799%, 10/01/51	200	238
3.646%, 02/15/24	100	109
3.600%, 09/15/37	150	167
3.550%, 08/15/39	70	79

United Airlines, Pass-Through Trust 4.300%, 08/15/25	73	68
3.750%, 09/03/26	75	68
2.700%, 05/01/32	30	27

Description	Face Amount (000)	Value (000)

United Parcel Service 5.300%, 04/01/50	$200	$288
3.400%, 03/15/29	115	133
3.050%, 11/15/27	100	113

United Technologies 4.450%, 11/16/38	10	12
4.125%, 11/16/28	330	389
3.950%, 08/16/25	15	17
3.750%, 11/01/46	150	171

Verisk Analytics 4.125%, 03/15/29	110	128
4.000%, 06/15/25	50	57

Waste Connections 3.500%, 05/01/29	50	56

Waste Management 4.150%, 07/15/49	65	81
4.000%, 07/15/39	35	36
3.500%, 05/15/24	100	109
3.450%, 06/15/29	50	52

Westinghouse Air Brake Technologies 4.950%, 09/15/28	150	167

WW Grainger 1.850%, 02/15/25	100	105

Xylem 2.250%, 01/30/31	90	91

		42,562

Information Technology – 1.7%

Adobe 2.300%, 02/01/30	30	32
2.150%, 02/01/27	30	32
1.900%, 02/01/25	30	32
1.700%, 02/01/23	20	21

Amphenol 4.350%, 06/01/29	25	30
2.800%, 02/15/30	50	53

Apple 4.650%, 02/23/46	400	551
4.500%, 02/23/36	100	132
3.850%, 08/04/46	100	125
3.450%, 05/06/24	100	110
3.000%, 06/20/27	25	28
3.000%, 11/13/27	100	112
2.950%, 09/11/49	100	109
2.850%, 05/11/24	250	269
2.500%, 02/09/22	50	52
2.400%, 01/13/23	200	210
2.300%, 05/11/22	100	104
1.550%, 08/04/21	50	51
1.125%, 05/11/25	65	66

Applied Materials 3.300%, 04/01/27	125	143

Arrow Electronics 3.500%, 04/01/22	100	103

Autodesk 2.850%, 01/15/30	30	33

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Broadcom 4.750%, 04/15/29 (A)	$100	$113
4.300%, 11/15/32 (A)	30	33
4.250%, 04/15/26 (A)	100	111
4.150%, 11/15/30 (A)	1,819	1,977
4.110%, 09/15/28 (A)	211	230
3.875%, 01/15/27	100	108
3.459%, 09/15/26 (A)	26	28
3.150%, 11/15/25 (A)	2,953	3,143
2.250%, 11/15/23 (A)	35	36

Cisco Systems 3.625%, 03/04/24	100	111
3.500%, 06/15/25	50	57
2.950%, 02/28/26	50	56
2.500%, 09/20/26	100	111
2.200%, 09/20/23	100	106
1.850%, 09/20/21	100	102

Citrix Systems 3.300%, 03/01/30	50	53

Corning 5.350%, 11/15/48	100	132

Dell International 6.020%, 06/15/26 (A)	1,310	1,502
5.300%, 10/01/29 (A)	50	55
4.900%, 10/01/26 (A)	50	55

Deutsche Telekom International Finance BV 8.750%, 06/15/30	100	156

DXC Technology 4.125%, 04/15/25	35	37

Fidelity National Information Services 3.000%, 08/15/26	150	166

Fiserv 4.400%, 07/01/49	40	49
3.800%, 10/01/23	100	109
3.500%, 07/01/29	45	51
2.750%, 07/01/24	50	53
2.650%, 06/01/30	100	106
2.250%, 06/01/27	100	104

Flex 4.875%, 06/15/29	50	55

Genpact Luxembourg Sarl 3.375%, 12/01/24	25	26

Global Payments 4.150%, 08/15/49	100	115
2.900%, 05/15/30	45	47

Hewlett Packard Enterprise 6.350%, 10/15/45	150	184

HP 6.000%, 09/15/41	150	176

Intel 4.600%, 03/25/40	300	396
3.700%, 07/29/25	25	28
3.250%, 11/15/49	100	113
3.150%, 05/11/27	100	112

Description	Face Amount (000)	Value (000)
2.600%, 05/19/26	$100	$110
2.450%, 11/15/29	200	216

International Business Machines 4.250%, 05/15/49	100	127
4.150%, 05/15/39	100	121
3.625%, 02/12/24	100	110
3.450%, 02/19/26	50	56
3.300%, 05/15/26	100	112
3.000%, 05/15/24	300	325
2.950%, 05/15/50	100	103
2.850%, 05/13/22	100	105

Jabil 3.600%, 01/15/30	25	26

Juniper Networks 4.500%, 03/15/24	50	55

Keysight Technologies 3.000%, 10/30/29	50	54

KLA 4.100%, 03/15/29	65	77
3.300%, 03/01/50	25	26

Lam Research 4.000%, 03/15/29	30	36
3.750%, 03/15/26	100	114
3.125%, 06/15/60	2,213	2,321

Mastercard 3.950%, 02/26/48	10	13
3.850%, 03/26/50	1,753	2,181
3.650%, 06/01/49	50	60
3.500%, 02/26/28	5	6
2.950%, 11/21/26	50	56
2.950%, 06/01/29	50	56

Microchip Technology 2.670%, 09/01/23 (A)	4,885	5,028

Micron Technology 4.663%, 02/15/30	100	116

Microsoft 3.700%, 08/08/46	100	125
3.300%, 02/06/27	160	183
3.125%, 11/03/25	100	112
2.875%, 02/06/24	35	38
2.700%, 02/12/25	300	327
2.650%, 11/03/22	150	158
2.525%, 06/01/50	500	521
2.400%, 08/08/26	100	109

Motorola Solutions 4.600%, 05/23/29	25	29

NVIDIA 2.850%, 04/01/30	250	278

NXP BV 5.350%, 03/01/26 (A)	1,296	1,541
4.300%, 06/18/29 (A)	1,353	1,535

Oracle 3.900%, 05/15/35	200	241
3.600%, 04/01/40	250	284
3.600%, 04/01/50	4,219	4,695
2.950%, 05/15/25	100	109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.950%, 04/01/30	$400	$446
2.500%, 05/15/22	150	155
2.400%, 09/15/23	200	209
1.900%, 09/15/21	90	92

PayPal Holdings 2.300%, 06/01/30	105	110
1.650%, 06/01/25	1,778	1,838

QUALCOMM 3.250%, 05/20/27	50	57
3.250%, 05/20/50	65	71
3.000%, 05/20/22	100	104
2.150%, 05/20/30	150	156

Seagate HDD Cayman 4.091%, 06/01/29 (A)	53	56

Texas Instruments 4.150%, 05/15/48	50	65
1.375%, 03/12/25	15	15

Total System Services 4.800%, 04/01/26	100	117

Trimble 4.150%, 06/15/23	100	107

Tyco Electronics Group 3.125%, 08/15/27	25	27

Visa 2.800%, 12/14/22	100	106
2.700%, 04/15/40	250	267
1.900%, 04/15/27	150	157

VMware 2.950%, 08/21/22	100	103

Western Union 4.250%, 06/09/23	50	54

Xilinx 2.375%, 06/01/30	50	52

		38,859

Materials – 0.4%

Air Products and Chemicals 2.800%, 05/15/50	20	21
2.700%, 05/15/40	25	26
2.050%, 05/15/30	10	11
1.500%, 10/15/25	10	10

Airgas 3.650%, 07/15/24	100	110

Barrick 5.250%, 04/01/42	150	198

BHP Billiton Finance USA 5.000%, 09/30/43	100	138

Celanese US Holdings 4.625%, 11/15/22	20	21

CNAC HK Finbridge 4.125%, 03/14/21	2,000	2,027

Dow Chemical 5.550%, 11/30/48	50	65
4.800%, 11/30/28	100	119
3.150%, 05/15/24	200	214

Description	Face Amount (000)	Value (000)

DuPont de Nemours 5.419%, 11/15/48	$40	$53
4.205%, 11/15/23	100	109
2.169%, 05/01/23	60	61

Eastman Chemical 3.800%, 03/15/25	150	163

Ecolab 3.250%, 01/14/23	100	106

FMC 4.500%, 10/01/49	100	119

Huntsman International 4.500%, 05/01/29	20	21

International Paper 5.150%, 05/15/46	150	189

LYB International Finance III 4.200%, 10/15/49	75	81
4.200%, 05/01/50	1,350	1,453
3.375%, 05/01/30	50	53
2.875%, 05/01/25	50	53

LyondellBasell Industries 6.000%, 11/15/21	1,024	1,084

Martin Marietta Materials 4.250%, 12/15/47	100	110

Mosaic 4.050%, 11/15/27	100	106

Newmont Goldcorp 5.450%, 06/09/44	100	134
3.700%, 03/15/23	7	7

Nucor 3.950%, 05/01/28	150	172

Nutrien 6.125%, 01/15/41	150	193
3.625%, 03/15/24	100	108

Packaging Corp of America 3.650%, 09/15/24	100	109
3.400%, 12/15/27	35	39

PPG Industries 2.400%, 08/15/24	50	53

RPM International 4.550%, 03/01/29	50	56

Sherwin-Williams 3.800%, 08/15/49	50	54
3.450%, 08/01/25	100	110
3.300%, 05/15/50	50	51
2.950%, 08/15/29	50	54

Southern Copper 5.875%, 04/23/45	150	191
3.875%, 04/23/25	30	33

Steel Dynamics 2.800%, 12/15/24	25	26

Teck Resources 3.900%, 07/15/30 (A)	566	563

Vale Overseas 6.875%, 11/21/36	200	261

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Vulcan Materials 3.500%, 06/01/30	$100	$109

Westlake Chemical 3.600%, 08/15/26	100	106

WRKCo 4.650%, 03/15/26	100	116
4.200%, 06/01/32	50	59

		9,325

Real Estate – 0.6%

Alexandria Real Estate Equities 4.000%, 01/15/24	100	110
4.000%, 02/01/50	50	61
3.450%, 04/30/25	25	28

American Campus Communities Operating Partnership 3.300%, 07/15/26	100	103

American Tower 3.800%, 08/15/29	150	170
3.375%, 05/15/24	100	109
2.250%, 01/15/22	50	51

AvalonBay Communities 3.500%, 11/15/24	100	110
3.300%, 06/01/29	65	73

Boston Properties 3.650%, 02/01/26	150	166
3.250%, 01/30/31	15	16

Brandywine Operating Partnership 4.100%, 10/01/24	50	52

Brixmor Operating Partnership 4.050%, 07/01/30	2,556	2,614
3.250%, 09/15/23	100	102

Camden Property Trust 4.100%, 10/15/28	10	12
3.150%, 07/01/29	30	33

Crown Castle International 5.250%, 01/15/23	100	111
4.000%, 11/15/49	10	11
3.700%, 06/15/26	35	39
3.250%, 01/15/51	100	101
2.250%, 09/01/21	55	56
2.250%, 01/15/31	25	25
1.350%, 07/15/25	20	20

CubeSmart 4.375%, 02/15/29	15	17

CyrusOne 3.450%, 11/15/29	100	104

Digital Realty Trust 3.625%, 10/01/22	100	106
3.600%, 07/01/29	30	34

Duke Realty 3.750%, 12/01/24	100	110

Description	Face Amount (000)	Value (000)

EPR Properties 4.750%, 12/15/26	$50	$48

Equinix 5.875%, 01/15/26	45	47
5.375%, 05/15/27	35	38
2.625%, 11/18/24	65	69
1.800%, 07/15/27	881	881

ERP Operating 4.625%, 12/15/21	120	126
4.150%, 12/01/28	50	59

Essex Portfolio 3.375%, 04/15/26	100	108
2.650%, 03/15/32	15	16

Federal Realty Investment Trust 3.950%, 01/15/24	3,198	3,403
3.500%, 06/01/30	1,325	1,398
3.200%, 06/15/29	50	52

GLP Capital 5.750%, 06/01/28	15	17
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	27
5.250%, 06/01/25	15	16
4.000%, 01/15/30	65	65

Healthpeak Properties 3.875%, 08/15/24	150	165
3.250%, 07/15/26	100	109

Highwoods Realty 4.200%, 04/15/29	50	54

Host Hotels & Resorts 3.750%, 10/15/23	100	102

Kilroy Realty 3.450%, 12/15/24	50	52

Kimco Realty 3.300%, 02/01/25	80	84

Life Storage 4.000%, 06/15/29	50	55

Mid-America Apartments 3.950%, 03/15/29	50	57
3.600%, 06/01/27	25	28

National Retail Properties 4.000%, 11/15/25	35	39
3.600%, 12/15/26	100	105

Office Properties Income Trust 4.250%, 05/15/24	50	49

Omega Healthcare Investors 4.375%, 08/01/23	50	52
3.625%, 10/01/29	100	98

Prologis 3.875%, 09/15/28	35	42
3.000%, 04/15/50	125	132
2.250%, 04/15/30	30	32
2.125%, 04/15/27	25	26

Public Storage 3.385%, 05/01/29	30	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Realty Income 3.875%, 04/15/25	$25	$28
3.250%, 10/15/22	100	105
3.250%, 06/15/29	25	27

Regency Centers 3.600%, 02/01/27	30	32
2.950%, 09/15/29	50	51

Sabra Health Care 3.900%, 10/15/29	50	45

Simon Property Group 3.375%, 10/01/24	125	135
3.300%, 01/15/26	100	107

UDR 4.400%, 01/26/29	25	29
4.000%, 10/01/25	50	56
3.100%, 11/01/34	15	16

Ventas Realty 3.750%, 05/01/24	50	52
2.650%, 01/15/25	100	100

VEREIT Operating Partnership 4.875%, 06/01/26	20	22
4.625%, 11/01/25	50	54
4.600%, 02/06/24	15	16

Welltower 4.950%, 09/01/48	100	112
3.100%, 01/15/30	30	31
2.700%, 02/15/27	100	104

Weyerhaeuser 4.625%, 09/15/23	100	111

WP Carey 4.600%, 04/01/24	50	53

		13,532

Utilities – 4.1%

1MDB Energy 5.990%, 05/11/22	2,000	2,075

ABY Transmision Sur 6.875%, 04/30/43 (A)	619	797

Adani Electricity Mumbai 3.949%, 02/12/30 (A)	415	386

Adani Transmission 4.250%, 05/21/36 (A)	975	937

AEP Transmission 3.800%, 06/15/49	50	59
3.100%, 12/01/26	150	168

Alabama Power 4.300%, 07/15/48	30	37

Ameren 2.500%, 09/15/24	2,086	2,210

Ameren Illinois 4.500%, 03/15/49	25	33
3.250%, 03/15/50	714	788

American Electric Power 3.650%, 12/01/21	35	36

Description	Face Amount (000)	Value (000)

Appalachian Power 3.700%, 05/01/50	$50	$55

Arizona Public Service 4.500%, 04/01/42	100	122
3.150%, 05/15/25	50	55

Atmos Energy 4.125%, 03/15/49	20	25
3.000%, 06/15/27	65	72

Avangrid 3.800%, 06/01/29	50	58

Berkshire Hathaway Energy 3.750%, 11/15/23	100	110

Black Hills 4.350%, 05/01/33	30	34
3.050%, 10/15/29	50	53

CenterPoint Energy 4.250%, 11/01/28	25	29
3.850%, 02/01/24	25	27
3.700%, 09/01/49	25	27
3.600%, 11/01/21	10	10
2.950%, 03/01/30	25	27
2.500%, 09/01/22	50	52

CenterPoint Energy Houston Electric 4.250%, 02/01/49	25	32
2.250%, 08/01/22	100	103

Cleco Corporate Holdings 3.743%, 05/01/26	100	106

CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.116%, 06/01/50	100	102
3.000%, 05/15/26	40	43

Cometa Energia 6.375%, 04/24/35 (A)	1,415	1,473

Commonwealth Edison 3.000%, 03/01/50	50	53

Connecticut Light & Power 4.000%, 04/01/48	25	30
3.200%, 03/15/27	25	28

Consolidated Edison of New York 4.450%, 03/15/44	150	182
4.000%, 12/01/28	100	118
3.875%, 06/15/47	100	116
3.800%, 05/15/28	50	58

Dominion Energy 5.950%, 06/15/35	1,309	1,724
4.050%, 09/15/42	150	170
3.375%, 04/01/30	150	166
3.071%, 08/15/24	35	38
2.750%, 01/15/22	100	102
2.450%, 01/15/23 (A)	2,543	2,624

DTE Electric 3.750%, 08/15/47	100	118
2.250%, 03/01/30	50	53

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

DTE Energy 3.400%, 06/15/29	$70	$75
2.529%, 10/01/24	2,325	2,433

Duke Energy 3.750%, 09/01/46	200	226

Duke Energy Carolinas 5.300%, 02/15/40	300	415
3.700%, 12/01/47	100	118
3.200%, 08/15/49	25	28
3.050%, 03/15/23	100	106
2.950%, 12/01/26	50	56

Duke Energy Florida 4.200%, 07/15/48	1,322	1,666
3.800%, 07/15/28	50	58
2.500%, 12/01/29	50	54
1.750%, 06/15/30	2,326	2,358

Duke Energy Progress 3.700%, 09/01/28	50	58
3.450%, 03/15/29	35	40

East Ohio Gas 3.000%, 06/15/50 (A)	347	345

Edison International 5.750%, 06/15/27	3,299	3,788
2.400%, 09/15/22	80	81

Empresa de Transmision Electrica 5.125%, 05/02/49 (A)	400	468

Empresa de Transporte de Pasajeros Metro 4.700%, 05/07/50 (A)	946	1,085

Enel Generacion Chile 4.250%, 04/15/24	50	53

Entergy 4.000%, 07/15/22	50	53
2.800%, 06/15/30	100	106

Entergy Louisiana 4.200%, 04/01/50	50	64
2.900%, 03/15/51	15	15

Entergy Texas 3.550%, 09/30/49	50	55

Evergy Kansas Central 3.250%, 09/01/49	50	54

Evergy Metro 3.650%, 08/15/25	100	113
2.250%, 06/01/30	50	52

Eversource Energy 3.300%, 01/15/28	100	110
2.750%, 03/15/22	3,117	3,230

Exelon 3.400%, 04/15/26	100	111

Exelon Generation 5.600%, 06/15/42	600	683

FirstEnergy 4.250%, 03/15/23	1,445	1,563
3.900%, 07/15/27	2,031	2,298

Description	Face Amount (000)	Value (000)
2.850%, 07/15/22	$515	$534
2.250%, 09/01/30	40	40
1.600%, 01/15/26	35	35

FirstEnergy Transmission 5.450%, 07/15/44 (A)	1,217	1,572
4.550%, 04/01/49 (A)	1,138	1,383

Florida Power & Light 4.125%, 06/01/48	50	65
3.990%, 03/01/49	50	64
3.700%, 12/01/47	1,239	1,488

Georgia Power 4.300%, 03/15/42	200	232

Israel Electric 5.000%, 11/12/24 (A)	1,172	1,313

ITC Holdings 3.650%, 06/15/24	25	27
2.700%, 11/15/22	3,645	3,800

Kentucky Utilities 3.300%, 06/01/50	145	154

Listrindo Capital BV 4.950%, 09/14/26 (A)	530	533

MidAmerican Energy 3.950%, 08/01/47	100	122

Minejesa Capital BV 5.625%, 08/10/37 (A)	870	892
4.625%, 08/10/30 (A)	675	685

National Fuel Gas 3.950%, 09/15/27	50	49

Nevada Power 3.700%, 05/01/29	40	46
2.400%, 05/01/30	1,221	1,288

NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	207
3.342%, 09/01/20	5,136	5,160
3.150%, 04/01/24	100	109
2.800%, 01/15/23	1,415	1,490
2.403%, 09/01/21	100	102
2.250%, 06/01/30	5,039	5,190

NiSource 4.375%, 05/15/47	100	121
3.650%, 06/15/23	50	54
3.600%, 05/01/30	2,840	3,253
2.650%, 11/17/22	4,408	4,603

Oglethorpe Power 5.050%, 10/01/48	50	56

Ohio Power 4.000%, 06/01/49	20	24

Oklahoma Gas & Electric 3.800%, 08/15/28	25	28
3.300%, 03/15/30	25	28

Oncor Electric Delivery 4.100%, 11/15/48	50	63
3.750%, 04/01/45	100	120
3.700%, 11/15/28	100	117

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

ONE Gas 4.500%, 11/01/48	$45	$57

Pacific Gas and Electric 3.500%, 08/01/50	20	19
2.500%, 02/01/31	50	49
1.750%, 06/16/22	1,675	1,678

PacifiCorp 2.700%, 09/15/30	400	436

PECO Energy 3.900%, 03/01/48	15	18

Perusahaan Listrik Negara 6.150%, 05/21/48 (A)	1,045	1,299
5.500%, 11/22/21 (A)	776	810
5.250%, 05/15/47 (A)	210	236
4.875%, 07/17/49 (A)	571	621

Piedmont Natural Gas 3.500%, 06/01/29	100	114

Power Finance 6.150%, 12/06/28 (A)	1,060	1,173

PPL Capital Funding 4.200%, 06/15/22	559	592
4.000%, 09/15/47	100	108

PPL Electric Utilities 3.000%, 10/01/49	35	37

Progress Energy 7.750%, 03/01/31	1,085	1,564

PSEG Power 3.850%, 06/01/23	50	54

Public Service Electric and Gas 2.700%, 05/01/50	100	104

Public Service Enterprise Group 2.650%, 11/15/22	150	157

Public Service of Colorado 4.100%, 06/15/48	65	81
3.200%, 03/01/50	100	112
1.900%, 01/15/31	100	102

Public Service of New Hampshire 3.600%, 07/01/49	25	29

Puget Sound Energy 4.223%, 06/15/48	100	126

Ruwais Power PJSC 6.000%, 08/31/36 (A)	540	666

San Diego Gas & Electric 4.150%, 05/15/48	636	768
3.750%, 06/01/47	858	990

Saudi Electricity Global Sukuk 2 5.060%, 04/08/43 (A)	390	446

Sempra Energy 6.000%, 10/15/39	231	319
3.800%, 02/01/38	200	215
3.550%, 06/15/24	100	107
2.900%, 02/01/23	35	37

Description	Face Amount (000)	Value (000)

Southern 4.250%, 07/01/36	$150	$171
3.700%, 04/30/30	200	227

Southern California Edison 4.875%, 03/01/49	100	131
4.125%, 03/01/48	150	174
3.700%, 08/01/25	3,658	4,041
3.650%, 03/01/28	50	56
3.650%, 02/01/50	1,173	1,287
3.500%, 10/01/23	150	161
2.850%, 08/01/29	75	79

Southern Gas Capital 3.250%, 06/15/26	30	32

Southwestern Electric Power 4.100%, 09/15/28	25	29
2.750%, 10/01/26	50	53

Southwestern Public Service 4.400%, 11/15/48	100	127
3.750%, 06/15/49	50	57

Tampa Electric 4.450%, 06/15/49	25	32
4.300%, 06/15/48	25	31

Union Electric 3.500%, 04/15/24	150	163
3.250%, 10/01/49	150	163

Virginia Electric & Power 3.800%, 04/01/28	100	116
3.500%, 03/15/27	100	113
3.100%, 05/15/25	100	110

Washington Gas Light 3.650%, 09/15/49	25	28

WEC Energy Group 3.100%, 03/08/22	25	26

Wisconsin Electric Power 4.300%, 10/15/48	10	12

Wisconsin Power and Light 3.650%, 04/01/50	150	177

		93,506

Total Corporate Obligations (Cost $638,267) (000)		668,879

MORTGAGE-BACKED SECURITIES — 23.4%

Agency Mortgage-Backed Obligations – 21.7%

FHLMC
5.000%, 02/01/39 - 12/01/49	4,644	5,186
4.500%, 05/01/42 - 01/01/49	5,531	6,024
4.000%, 08/01/40 - 01/01/49	23,852	25,932
3.500%, 06/01/33 - 08/01/49	29,263	31,327
3.000%, 11/01/27 - 03/01/50	21,667	22,967
2.500%, 01/01/32 - 07/01/50	4,480	4,687

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC, Ser 2011-3830, Cl DZ 4.000%, 12/15/30	$789	$865

FHLMC, Ser 2017-4681, Cl DA 3.000%, 04/15/45	782	816

FHLMC, Ser 2018-4821, Cl MA 3.500%, 10/15/53	2,435	2,577

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2 2.673%, 03/25/26	400	437

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2 3.243%, 04/25/27	1,026	1,172

FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl A2 3.194%, 07/25/27	1,402	1,603

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2 3.244%, 08/25/27	723	830

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (E)	400	458

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2 3.303%, 11/25/27 (E)	361	416

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2 3.444%, 12/25/27	100	116

FHLMC Multifamily Structured Pass-Through Certificates, Ser K076, Cl A2 3.900%, 04/25/28	2,705	3,239

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2 3.854%, 06/25/28	200	239

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2 3.926%, 06/25/28	200	240

FHLMC Multifamily Structured Pass-Through Certificates, Ser K080, Cl A2 3.926%, 07/25/28 (E)	402	482

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2 4.060%, 10/25/28 (E)	1,311	1,591

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2 3.858%, 11/25/51 (E)	$120	$145

FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2 3.505%, 03/25/29	1,225	1,449

FHLMC Multifamily Structured Pass-Through Certificates, Ser K098, Cl A2 2.425%, 08/25/29	100	111

FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl A2 2.595%, 09/25/29	100	112

FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl A2
2.524%, 10/25/29	200	223

FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl A2 1.639%, 01/25/30	870	912

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2 2.454%, 08/25/23	350	367

FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl A2 2.525%, 10/25/26	300	329

FNMA
5.500%, 09/01/40	633	725
5.000%, 07/01/41 - 09/01/48	1,931	2,171
4.500%, 01/01/30 - 05/01/49	10,558	11,549
4.000%, 11/01/33 - 07/01/49	27,071	29,273
3.500%, 08/01/31 - 06/01/50	46,331	49,505
3.000%, 02/01/32 - 06/01/50	62,098	65,901
2.500%, 12/01/27 - 07/01/50	14,131	14,832

FNMA TBA 5.000%, 07/15/38	385	421
4.500%, 07/01/37	5,190	5,576
4.000%, 07/13/39	4,995	5,293
3.500%, 07/25/26 - 07/01/41	9,245	9,722
3.000%, 07/01/26 - 09/13/42	25,175	26,449
2.500%, 07/25/43 - 07/25/43	33,305	34,751
2.000%, 07/16/69 - 08/13/69	8,540	8,732

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Ser 2015-M11, Cl A2 2.829%, 04/25/25 (E)	$450	$483

FNMA, Ser 2016-54, Cl GA 2.500%, 11/25/45	1,611	1,682

FNMA, Ser 2017-91, Cl PC 3.000%, 06/25/45	500	518

FNMA, Ser 2018-11, Cl PA 3.000%, 06/25/46	1,542	1,609

FNMA, Ser 2018-3, Cl PA 3.000%, 04/25/46	1,663	1,732

FNMA, Ser 2018-44, Cl PA 3.500%, 06/25/44	1,131	1,156

FNMA, Ser 2018-M12, Cl A2 3.640%, 08/25/30 (E)	100	120

FNMA, Ser M7, Cl A2 3.050%, 03/25/28 (E)	500	556

GNMA
5.000%, 09/20/46 - 09/20/48	1,449	1,604
4.500%, 12/20/41 - 11/20/48	2,134	2,317
4.000%, 06/20/45 - 07/20/49	20,726	22,305
3.500%, 11/20/44 - 03/20/50	28,141	30,006
3.000%, 06/20/45 - 06/20/50	10,229	10,869
2.500%, 12/20/46	337	357

GNMA TBA 4.000%, 07/01/39	1,250	1,325
3.500%, 07/15/41	11,455	12,087
3.000%, 07/15/42 - 09/01/42	21,995	23,222
2.500%, 08/01/43 - 07/01/45	3,860	4,060

		495,760

Non-Agency Mortgage-Backed Obligations – 1.7%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1 6.000%, 12/25/33	520	535

BANK, Ser 2017-BNK8, Cl A4 3.488%, 11/15/50	90	101

BANK, Ser 2017-BNK8, Cl B 4.064%, 11/15/50 (E)	50	51

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61 (E)	50	59

BANK, Ser 2018-BN14, Cl A4 4.231%, 09/15/60 (E)	96	113

BANK, Ser 2018-BN15, Cl A4 4.407%, 11/15/61 (E)	50	60

BANK, Ser 2019-BN19, Cl A3 3.183%, 08/15/61	100	112

BANK, Ser 2019-BN21, Cl A5 2.851%, 10/17/52	993	1,087

Description	Face Amount (000)	Value (000)

BANK, Ser 2020-BN27, Cl A5 2.144%, 04/15/63	$693	$717

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5 4.314%, 12/15/51	50	59

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5 3.882%, 02/15/51 (E)	100	115

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4 4.261%, 10/10/51	50	59

Benchmark Mortgage Trust, Ser 2019-B11, Cl A5 3.542%, 05/15/52	200	229

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5 4.016%, 03/15/52	57	67

Benchmark Mortgage Trust, Ser 2020-B16, Cl A5 2.732%, 02/15/53	232	252

Benchmark Mortgage Trust, Ser 2020-B17, Cl A5 2.289%, 03/15/53	1,644	1,722

CD Mortgage Trust, Ser 2019-CD8, Cl A4 2.912%, 08/15/57	100	109

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4 3.778%, 09/10/58	245	271

Citigroup Commercial Mortgage Trust, Ser 2016-C3, Cl A4 3.154%, 11/15/49	1,004	1,094

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5 3.720%, 11/10/26	914	1,030

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4 3.712%, 04/14/50	500	560

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4 4.228%, 06/10/51 (E)	100	117

Citigroup Commercial Mortgage Trust, Ser C7, Cl A4 3.102%, 12/15/72	1,955	2,178

Citigroup Commercial Mortgage Trust, Ser GC43, Cl A4 3.038%, 11/10/52	50	55

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1 4.000%, 01/25/68 (A) (E)	$578	$582

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.195%, 07/10/45 (E)	300	320

COMM Mortgage Trust, Ser 2013-CR12, Cl A3 3.765%, 10/10/46	1,276	1,359

COMM Mortgage Trust, Ser 2013-CR7, Cl A4 3.213%, 03/10/46	312	325

COMM Mortgage Trust, Ser 2015-DC1, Cl A5 3.350%, 02/10/48	200	216

COMM Mortgage Trust, Ser 2015-LC23, Cl A4 3.774%, 10/10/48	1,167	1,292

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1 4.440%, 03/25/34 (E)	20	21

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5 3.502%, 11/15/49	597	655

CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3 3.329%, 06/15/52	484	537

CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4 5.750%, 11/25/33	61	64

CSMC Trust, Ser 2018-RPL7, Cl A1 4.000%, 08/26/58 (A)	460	464

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4 3.135%, 06/10/46	367	383

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3 3.801%, 01/10/47	1,415	1,507

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4 4.074%, 01/10/47	581	628

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4 3.442%, 11/10/49 (E)	365	403

GS Mortgage Securities Trust, Ser 2017-GS5, Cl A4 3.674%, 03/10/50	750	834

GS Mortgage Securities Trust, Ser 2019-GC38, Cl A4 3.968%, 02/10/52	100	116

GS Mortgage Securities Trust, Ser 2019-GC42, Cl A4 3.001%, 09/01/52	100	110

Description	Face Amount (000)	Value (000)

GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5 2.911%, 02/13/53	$1,091	$1,194

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	31	31

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
4.093%, 05/19/34 (E)	23	23

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2 3.240%, 03/15/50	400	408

MLCC Mortgage Investors, Ser 2006-2, Cl 2A 3.266%, 05/25/36 (E)	97	94

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS 3.832%, 12/15/47	500	527

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4 3.249%, 02/15/48	1,679	1,782

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4 3.732%, 05/15/48	1,839	2,019

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	1,104	1,125

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4 3.587%, 12/15/50	250	281

Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4 4.310%, 12/15/51	1,173	1,394

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A3 3.005%, 07/15/52	556	611

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A4 3.261%, 07/15/52	100	112

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4 3.983%, 02/15/51	300	343

UBS Commercial Mortgage Trust, Ser C18, Cl A4 3.035%, 12/15/52	100	110

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4 3.695%, 11/15/48	985	1,068

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48	638	711

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4 3.096%, 06/15/49	$1,338	$1,427

Wells Fargo Commercial Mortgage Trust, Ser 2018-C47, Cl A4 4.442%, 09/15/61	339	403

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A4 3.760%, 03/15/52	394	451

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5 4.023%, 03/15/52	100	117

Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl A5 2.892%, 08/15/52	100	109

Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Cl A4 3.146%, 12/15/52	1,114	1,239

Wells Fargo Commercial Mortgage Trust, Ser 2020-C55, Cl A5 2.725%, 02/15/53	1,452	1,569

Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A5 2.448%, 06/15/53	199	210

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3 2.749%, 05/15/45	430	444

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5 3.337%, 06/15/46	60	63

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5 3.631%, 11/15/47	1,387	1,495

		39,928

Total Mortgage-Backed Securities (Cost $521,889) (000)		535,688

U.S. TREASURY OBLIGATIONS — 20.9%

U.S. Treasury Bonds 5.375%, 02/15/31	1,000	1,486
5.000%, 05/15/37	2,240	3,674
4.750%, 02/15/37	10,315	16,450
4.625%, 02/15/40	500	811
4.500%, 02/15/36	750	1,148

Description	Face Amount (000)	Value (000)
4.375%, 02/15/38 - 05/15/41	$5,812	$9,134
4.250%, 11/15/40	450	703
3.875%, 08/15/40	500	745
3.750%, 08/15/41	600	884
3.625%, 08/15/43	700	1,022
3.375%, 11/15/48	11,727	17,232
3.125%, 02/15/42 - 05/15/48	13,207	18,430
3.000%, 11/15/44 - 02/15/49	15,790	21,631
2.875%, 05/15/43 - 05/15/49	6,247	8,343
2.750%, 08/15/42 - 11/15/47	21,186	27,647
2.500%, 02/15/45 - 05/15/46	3,250	4,020
2.375%, 11/15/49	2,959	3,655
2.250%, 08/15/49	8,860	10,655
2.000%, 02/15/50	10,447	11,964
1.250%, 05/15/50	500	480
1.125%, 05/15/40	1,492	1,478

U.S. Treasury Notes 3.125%, 11/15/28	2,000	2,418
3.000%, 09/30/25	1,000	1,139
2.875%, 11/15/21 - 05/15/28	10,025	11,201
2.750%, 08/15/21 - 08/31/25	11,200	12,015
2.625%, 12/15/21 - 02/15/29	7,500	8,295
2.500%, 01/15/22 - 01/31/25	6,700	7,184
2.375%, 02/29/24 - 05/15/29	15,126	16,576
2.250%, 12/31/23 - 08/15/27	16,761	18,222
2.125%, 08/15/21 - 05/31/26	20,325	21,685
2.000%, 10/31/21 - 11/15/26	26,742	28,505
1.875%, 11/30/21 - 06/30/26	9,750	10,202
1.750%, 02/28/22 - 12/31/26	25,892	27,300
1.625%, 08/15/22 - 08/15/29	8,750	9,206
1.500%, 11/30/21 - 02/15/30	35,829	37,700
1.375%, 01/31/22 - 08/31/26	7,000	7,227
1.250%, 08/31/24	5,503	5,734
1.125%, 08/31/21 - 02/28/27	9,500	9,768
0.625%, 03/31/27 - 05/15/30	12,036	12,009
0.500%, 03/31/25 - 06/30/27	14,334	14,361
0.375%, 04/30/25	7,446	7,480
0.250%, 04/15/23 - 06/30/25	25,756	25,754

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
0.125%, 04/30/22 - 06/30/22	$22,518	$22,502

Total U.S. Treasury Obligations (Cost $432,609) (000)		478,075

LOAN PARTICIPATIONS — 9.7%

Air Transport – 0.0%

Delta Air Lines, Inc., Term Loan, 1st Lien 5.510%, VAR LIBOR+4.750%, 04/29/23	427	418

Airlines – 0.0%

American Airlines, Inc., 2018 Replacement Term Loan 1.924%, VAR LIBOR+1.750%, 06/27/25	730	510

Automobile – 0.1%

Belron Finance US LLC, Initial Term B Loan, 1st Lien 2.974%, VAR LIBOR+2.500%, 11/07/24	978	942

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan, 1st Lien 3.540%, VAR LIBOR+3.250%, 09/27/25	737	683

Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 04/30/26	1,642	1,560

		3,185

Automotive – 0.1%

Chassix Inc., Term Loan B 6.500%, 11/15/23	236	167

Chassix, Inc., Initial Loan, 1st Lien 7.750%, 11/15/23	1	1
6.500%, 11/15/23	251	177

Dayco Products, LLC, Term Loan, 1st Lien 4.613%, VAR LIBOR+4.250%, 05/08/23	679	421

International Cash Wash Group, Term Loan 4.250%, 09/25/24	399	371

TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien 3.250%, VAR LIBOR+2.500%, 06/24/22	1,923	1,851

		2,988

Description	Face Amount (000)	Value (000)

Banking – 0.1%

Azalea TopCo, Inc., Initial Term Loan, 1st Lien 4.260%, VAR LIBOR+3.500%, 07/24/26	$1,317	$1,274

Beverage, Food and Tobacco – 0.1%

Aramark Services B4 Cov-LiteLien1 1.928%, VAR LIBOR+1.750%, 01/15/27	250	235

K-Mac Holdings Corp., Initial Term Loan, 1st Lien 6.928%, VAR LIBOR+6.750%, 03/16/26	291	259

K-Mac Holdings Corp., Initial Term Loan, 2nd Lien 3.178%, VAR LIBOR+3.000%, 03/14/25	493	460

		954

Broadcasting and Entertainment – 0.3%

Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien 1.930%, VAR LIBOR+1.750%, 02/01/27	748	718

CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien 2.435%, VAR LIBOR+2.250%, 07/17/25	1,243	1,173

Diamond Sports Group, LLC, Term Loan, 1st Lien 3.430%, VAR LIBOR+3.250%, 08/24/26	1,493	1,211

NEP Group, Inc., Initial Dollar Term Loan, 2nd Lien 3.428%, VAR LIBOR+3.250%, 10/20/25	317	259

NEP Group, Inc., Initial Loan, 1st Lien 7.178%, VAR LIBOR+7.000%, 10/19/26	500	365

Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien 3.872%, VAR LIBOR+3.688%, 01/31/26	1,465	1,401

Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien 2.928%, VAR LIBOR+2.750%, 07/31/25	247	234

Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien 3.113%, VAR LIBOR+2.750%, 12/06/23	732	356

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Virgin Media Bristol LLC, N Facility, 1st Lien 2.685%, VAR LIBOR+2.500%, 01/31/28	$1,400	$1,334

		7,051

Building Materials – 0.1%

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien 2.424%, VAR LIBOR+2.250%, 01/02/25	976	927

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien 3.174%, 05/09/25	750	720

Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien 4.175%, VAR LIBOR+3.000%, 05/08/22	881	839

		2,486

Buildings and Real Estate – 0.2%

C.H.I. Overhead Doors, Inc., Initial Term Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 07/29/22	748	726

Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien 3.438%, VAR LIBOR+3.250%, 08/09/26	407	376

Forest City Enterprises, L.P., Replacement Term Loan, 2nd Lien 3.678%, VAR LIBOR+3.500%, 12/08/25	1,266	1,183

Pike Corporation, Initial Term Loan (2019), 1st Lien 4.250%, VAR LIBOR+3.250%, 07/24/26	708	686

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien 2.180%, VAR LIBOR+2.000%, 05/11/24	578	542

VICI Properties 1 LLC, Term B Loan, 1st Lien 1.940%, VAR LIBOR+1.750%, 12/20/24	1,164	1,083

		4,596

Cable/Wireless Video – 0.0%

Charter Communications Operating LLC, Term Loan, 1st Lien 1.930%, 04/30/25	901	867

Description	Face Amount (000)	Value (000)

Cargo Transport – 0.1%

XPO Logistics, Inc., Refinancing Term Loan (2018), 1st Lien 2.178%, VAR LIBOR+2.000%, 02/24/25	$1,046	$1,018

Chemicals – 0.8%

AkzoNobel (Starfruit), Term Loan B 3.188%, VAR LIBOR+3.000%, 10/01/25	1,615	1,511

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien 4.000%, VAR LIBOR+3.250%, 06/02/23	689	649

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan 4.000%, VAR LIBOR+3.250%, 06/02/23	519	489

Alpha 3 B.V., Initial Term B-1 Loan 4.450%, 01/31/24 (E)	748	718

Archroma Finance S.a r.l., Facility B2, 1st Lien
5.700%, VAR LIBOR+4.250%, 08/12/24	4	4
5.478%, VAR LIBOR+4.250%, 08/12/24	800	723

Ascend Performance Term Loan B (2019) 6.250%, VAR LIBOR+5.250%, 08/27/26	932	913

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan 4.500%, VAR LIBOR+3.500%, 11/20/23	394	365

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan 4.500%, VAR LIBOR+3.500%, 11/20/23	512	475

Berry Global, Inc., Term Y Loan, 1st Lien 2.177%, VAR LIBOR+2.000%, 07/01/26	993	947

Dubois Chemicals, Term Loan, 1st Lien 4.685%, 09/30/26	1,247	1,109

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien 3.700%, 02/14/24 (E)	759	734

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Flint Group, Term Loan, 1st Lien 4.020%, 09/07/21 (E)	$726	$624

Messer Industries GmbH, Initial Term B-1 Loan 3.950%, 03/02/26	1,118	1,064

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien 3.450%, VAR LIBOR+2.000%, 07/25/24	1,331	1,286

PMHC II, Inc., Initial Term Loan 4.500%, 03/21/25	315	267
4.500%, 03/31/25	671	570

PQ Corporation, Third Amendment Tranche B-1 Term Loan 2.428%, 02/07/27 (E)	1,361	1,309

Ravago Holdings America, Inc., Term Loan, 1st Lien 2.930%, VAR LIBOR+2.750%, 06/30/23	307	297

Schenectady International Group, Inc., Initial Term Loan 4.928%, 10/15/25	19	18

Schenectady International Group, Inc., Initial Term Loan, 1st Lien 4.925%, 10/15/25 (E)	1,067	1,003

Styrolution, Term Loan, 1st Lien 3.450%, 01/22/27	216	205

Tronox Limited, Initial Dollar Term Loan 2.928%, VAR LIBOR+2.750%, 09/23/24	513	491

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien 4.950%, VAR LIBOR+3.500%, 12/31/21	1,098	818

Vantage Specialty Chemicals, Inc., Closing Date Term Loan 4.500%, 10/28/24	29	25

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien 4.500%, VAR LIBOR+4.000%, 10/28/24	700	599

		17,213

Description	Face Amount (000)	Value (000)

Chemicals, Plastics and Rubber – 0.3%

Acuity Specialty Products, Inc., Initial Term Loan, 1st Lien 5.072%, VAR LIBOR+4.000%, 08/12/24	$970	$810

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien 2.058%, VAR LIBOR+1.750%, 06/01/24	1,362	1,302

Graftech International Ltd., Initial Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 02/12/25	1,720	1,671

Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien 3.188%, VAR LIBOR+3.000%, 10/01/25	314	294

Solenis Holdings LLC, Initial Dollar Term Loan, 1st Lien 4.363%, VAR LIBOR+4.000%, 06/26/25	742	710

Summit Materials, Term Loan, 1st Lien 2.174%, 11/21/24 (E)	500	479

Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien 2.928%, VAR LIBOR+2.750%, 09/23/24	727	696

Univar Solutions USA Inc., Term B-3 Loan, 1st Lien 2.428%, VAR LIBOR+2.250%, 07/01/24	490	471

Vantage Specialty Chemicals, Inc., Initial Loan, 1st Lien 9.250%, VAR LIBOR+8.250%, 10/27/25	205	142

Wilsonart LLC, Tranche D Term Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 12/19/23	486	468

		7,043

Commercial Services – 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien 6.549%, 05/17/25 (E)	573	539

Communication Services – 0.1%

Altice Financing S.A., March 2017 Refinancing Term Loan 2.935%, VAR LIBOR+2.750%, 07/15/25	926	874

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cineworld Limited, Term Loan, 1st Lien 3.572%, 02/05/27	$213	$144

CPI International, Inc., Initial Term Loan, 1st Lien 8.250%, 07/25/25 (E)	313	262

Flight Bidco Inc., Initial Term Loan 3.670%, 07/23/25	611	575

Flight Bidco Inc., Initial Term Loan, 1st Lien 7.670%, 06/19/26	556	473

Flint Acquisition Company, Inc 12/29/2023 Lien 1 4.000%, 09/07/21 (E)	2	2

		2,330

Computers & Electronics – 0.4%

Applied Systems, Inc., Initial Term Loan 4.250%, VAR LIBOR+3.000%, 09/19/24	746	724

Brooks Automation, Inc., Initial Term B Loan 3.740%, 10/04/24 (E)	499	481

CPI International, Inc., Initial Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 07/26/24	357	335

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan 4.000%, VAR LIBOR+3.000%, 04/26/24	1,225	1,182

Hyland Software Inc., 1st Lien 4.000%, 07/01/24	636	617

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien 2.424%, VAR LIBOR+2.250%, 05/07/24	1,054	976

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien 5.200%, VAR LIBOR+3.750%, 01/10/24	1,357	1,246

Project Alpha, Term Loan B, 1st Lien 6.130%, 04/26/24	1,128	1,086

Project Ruby Ultimate Parent Corp., New Term Loan 4.750%, VAR LIBOR+3.500%, 02/09/24	1,552	1,459

Description	Face Amount (000)	Value (000)

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien 2.924%, VAR LIBOR+2.750%, 03/03/23	$1,897	$1,828

		9,934

Containers, Packaging and Glass – 0.1%

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien 4.433%, VAR LIBOR+3.000%, 12/29/23	1,327	1,266

ProAmpac PG Borrower LLC, Initial Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 11/20/23	484	460

		1,726

Diversified/Conglomerate Manufacturing – 0.0%

Filtration Group Corporation, Initial Dollar Term Loan 3.178%, VAR LIBOR+3.000%, 03/31/25	912	867

Diversified/Conglomerate Service – 0.6%

AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 2nd Lien 4.322%, VAR LIBOR+3.250%, 12/13/23	249	238

AI Aqua Merger Sub, Inc., Tranche B-1 Term Loan, 1st Lien 4.322%, 12/13/23	399	382

Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), Term B Loan, 1st Lien 4.678%, VAR LIBOR+4.500%, 02/28/25	80	69

athenahealth, Inc., Term B Loan, 2nd Lien 4.818%, VAR LIBOR+4.500%, 02/11/26	1,777	1,718

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien 5.637%, VAR LIBOR+4.250%, 06/21/24	871	795

Inovalon Holdings, Inc., Refinancing Date Term Loan, 1st Lien 3.188%, VAR LIBOR+3.000%, 04/02/25	1,399	1,354

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

PODS, LLC, Tranche B-4 Term Loan, 1st Lien 3.750%, VAR LIBOR+2.750%, 12/06/24	$1,458	$1,392

Pug LLC, USD Term B Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 02/12/27	998	864

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien 3.428%, VAR LIBOR+3.250%, 12/31/25	1,144	1,078

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien 2.928%, VAR LIBOR+2.750%, 05/01/24	1,649	1,562

USS Ultimate Holdings, Inc., Initial Term Loan, 2nd Lien 4.750%, VAR LIBOR+3.750%, 08/25/24	607	569

WEX Inc., Term B-3 Loan, 1st Lien 2.428%, VAR LIBOR+2.250%, 05/15/26	1,217	1,163

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien 9.500%, 05/01/27	42	41
8.881%, 05/01/27	458	433
2.930%, VAR LIBOR+2.750%, 05/18/25	1,882	1,528

		13,186

Ecological – 0.1%

Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien 3.930%, VAR LIBOR+3.750%, 02/09/26	699	636

Strategic Materials Holding Corp., Initial Term Loan, 1st Lien 8.750%, VAR LIBOR+7.750%, 10/31/25	500	88

Strategic Materials Holding Corp., Initial Term Loan, 2nd Lien 4.750%, VAR LIBOR+3.750%, 11/01/24	733	475

		1,199

Description	Face Amount (000)	Value (000)

Educational Services – 0.1%

Adtalem Global Education Inc., Term B Loan, 1st Lien 3.174%, 04/09/25 (E)	$241	$223

Global Education Management Systems Establishment, Term Loan, 1st Lien 6.613%, 07/31/26	746	704

Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien 4.250%, 03/13/25	529	463

Learning Care, Term Loan B, 1st Lien 4.250%, 03/13/25 (E)	663	581

		1,971

Electronics – 1.0%

Airxcel, Inc., Initial Term Loan, 2nd Lien 8.993%, VAR LIBOR+8.750%, 04/27/26	500	412
4.743%, VAR LIBOR+4.500%, 04/28/25	737	658

Aston FinCo S.a r.l., Dollar Term Loan, 1st Lien 4.438%, VAR LIBOR+4.250%, 10/09/26 (F)	648	615

Cohu, Inc., Initial Term B Loan, 2nd Lien 3.178%, VAR LIBOR+3.000%, 10/01/25	1,149	1,069

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien 3.430%, VAR LIBOR+3.250%, 06/01/22	1,712	1,674

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan 4.500%, VAR LIBOR+3.500%, 02/26/25	1,387	1,344

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 02/26/25	4	3

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 02/15/24	979	940

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kronos Incorporated, Incremental Term Loan, 2nd Lien 3.179%, VAR LIBOR+3.000%, 11/01/23	$1,258	$1,255

Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien 1.983%, VAR LIBOR+1.750%, 03/01/27	2,045	1,931

MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien 2.678%, VAR LIBOR+2.500%, 06/21/24	206	192

MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien 5.250%, VAR LIBOR+4.250%, 06/05/25	207	202

Micro Holdings (Internet Brands), Term Loan (2017) 4.572%, VAR LIBOR+3.500%, 09/13/24	739	709

Micro Holdings (Internet Brands), Term Loan, 2nd Lien 8.572%, VAR LIBOR+7.500%, 09/15/25	244	231

Microchip Technology Incorporated, Initial Term Loan, 1st Lien 2.180%, VAR LIBOR+2.000%, 05/29/25	1,183	1,139

Misys Limited, Dollar Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 06/13/24	895	780

Presidio Holdings Inc., Initial Term Loan (2020), 1st Lien 4.270%, VAR LIBOR+3.500%, 01/22/27	503	484

Project Alpha Intermediate Holding, Inc., Term Loan, 2nd Lien 5.380%, VAR LIBOR+3.500%, 04/26/24	247	237

Project Boost Purchaser, LLC, Term Loan, 2nd Lien 3.678%, VAR LIBOR+3.500%, 06/01/26	1,328	1,257

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien 2.678%, VAR LIBOR+2.500%, 06/21/24	1,394	1,296

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan 2.928%, VAR LIBOR+2.750%, 02/05/24	995	963

Description	Face Amount (000)	Value (000)

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 04/16/25	$1,013	$968

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 04/16/25	700	669

Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien 3.928%, VAR LIBOR+3.750%, 05/04/26	1,742	1,685

Vertic Group, Term Loan 1st Lien 3.183%, 03/02/27	1,450	1,367

VS Buyer, LLC, Initial Term Loan, 1st Lien 3.428%, VAR LIBOR+3.250%, 02/28/27	803	773

		22,853

Entertainment & Leisure – 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan 2.680%, 06/27/25	427	411

Environmental Services – 0.1%

GFL Environmental Inc., Effective Date Incremental Term Loan 4.000%, 05/30/25 (E)	990	960

Finance (including structured products) – 0.3%

Achilles Acquisition LLC, Closing Date Term Loan, 1st Lien 4.188%, VAR LIBOR+4.000%, 10/13/25	741	704

American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien 2.178%, VAR LIBOR+2.000%, 01/15/27	1,244	1,184

AssuredPartners, Inc., 2020 February Refinancing Term Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 02/12/27	1,222	1,166

BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien 3.808%, VAR LIBOR+3.500%, 11/01/24	249	210

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 04/09/27	$651	$632

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien 2.428%, VAR LIBOR+2.250%, 03/24/25	596	562

Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien 3.428%, VAR LIBOR+3.250%, 10/01/25	1,000	976

RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien 1.928%, VAR LIBOR+1.750%, 02/11/27	464	451

VFH Parent LLC, Initial Term Loan, 1st Lien 3.188%, VAR LIBOR+3.000%, 03/01/26	961	935

		6,820

Financial Services – 0.4%

Altisource Solutions, Term Loan B, 1st Lien 5.450%, 03/29/24 (E)	545	405

BIFM US Finance, LLC, Term Loan 1st Lien 4.113%, 05/01/26	746	716

Blackstone Mortgage Trust Inc, Term Loan 1st Lien 5.750%, 04/23/26	933	909

Citco Funding LLC, 2017 Term Loan, 1st Lien 3.572%, VAR LIBOR+3.000%, 03/23/22	1,436	1,379

Ditech Holding Corporation, Term Loan, 1st Lien 11.250%, 06/30/22	458	189

Evertec, Term Loan, First Lien 1.923%, 11/27/23	474	455

Focus Financial Partners, Term Loan B, 1st Lien 2.178%, 07/03/24	1,117	1,066

Hudson River Trading, Term Loan, 1st Lien 3.174%, 01/29/27	842	816

Insurity Holdings, Term Loan, 1st Lien 4.174%, 07/31/26	499	486

Liquidnet Holdings, Inc., Term Loan 4.322%, 07/15/24	471	452

Description	Face Amount (000)	Value (000)

Newport Group Holdings II, Inc., Initial Term Loan 5.200%, 08/08/25	$440	$418

St. George’s, Term Loan, 1st Lien 3.430%, 07/17/25	750	724

Triton, Term Loan B, 1st Lien 7.072%, 10/31/24	608	511

Virtus Investment 2/17 Term Loan, 1st Lien 3.000%, 03/03/24 (E)	501	489

		9,015

Food & Beverage – 0.2%

JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien 3.072%, 05/01/26	666	634

United Natural Foods, Inc., Initial Term Loan, 1st Lien 4.428%, 10/22/25	1,379	1,312

US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien 1.928%, VAR LIBOR+2.500%, 06/27/23	497	467

US Foods Inc., 1st Lien 3.072%, 09/13/26 (F)	1,208	1,122

		3,535

Forest Products – 0.0%

Ply Gem Midco, Inc., Initial Term Loan, 1st Lien 3.941%, VAR LIBOR+3.750%, 04/12/25	349	331

Gaming & Hotels – 0.1%

CBAC Borrower, LLC, Term B Loan, 1st Lien 4.178%, VAR LIBOR+4.000%, 07/08/24	488	435

Golden Nugget, Inc., Initial B Term Loan, 1st Lien 3.250%, VAR LIBOR+2.750%, 10/04/23	1,591	1,257

Hanjin International Corp., Initial Term Loan 2.674%, VAR LIBOR+2.500%, 09/20/20	1,000	905

		2,597

Health Care – 0.0%

Carestream, Term Loan, 1st Lien 7.822%, 05/08/23	367	345

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Lifescan Global Corporation, Initial Term Loan, 1st Lien 8.085%, 10/01/24	$5	$4

		349

Healthcare, Education and Childcare – 0.8%

Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien 2.940%, VAR LIBOR+2.750%, 11/27/25	457	441

Bausch Health Companies Inc., Initial Term Loan, 1st Lien 3.190%, VAR LIBOR+3.000%, 06/02/25	1,372	1,332

Bulldog Purchaser Inc., Initial Term Loan 4.822%, 08/22/25	1,381	1,201

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien 3.500%, VAR LIBOR+2.500%, 03/01/24	1,623	1,556

DaVita Inc., Tranche B-1 Term Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 08/12/26	1,244	1,201

Elanco Animal Health Inc., Term Loan, 1st Lien 0.000%, 02/04/27	719	684

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien 5.000%, VAR LIBOR+4.250%, 04/29/24	1,118	1,054

Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien 2.109%, VAR LIBOR+2.000%, 11/15/27	1,701	1,635

Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien 3.500%, VAR LIBOR+2.500%, 08/18/22	1,448	1,428

LGC, Term Loan, 1st Lien 3.674%, 04/21/27	306	293

Lifescan Global Corporation, Initial Term Loan 7.175%, 10/01/24 (E)	241	218

Radiology Partners, Term B Loan, First Lien 5.985%, 07/09/25	475	440
5.295%, 07/09/25	407	377

Description	Face Amount (000)	Value (000)

Select Medical Corporation, Tranche B Term Loan, 1st Lien 2.680%, VAR LIBOR+2.500%, 03/06/25	$972	$922

Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien 5.500%, VAR LIBOR+4.500%, 12/11/26	1,231	1,200

Spectrum Holdings III Corp., Closing Date Term Loan, 1st Lien 8.072%, VAR LIBOR+7.000%, 01/31/26	500	375

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 09/03/24	1,416	1,239

Syneos Health, Inc. (fka INC Research Holdings, Inc.), Term Loan, 1st Lien 1.674%, 03/25/24	988	938

Viant Medical Holdings, Inc., Initial Term Loan, 1st Lien 7.928%, VAR LIBOR+7.750%, 07/02/26	122	90

Viant Medical Holdings, Inc., Initial Term Loan, 2nd Lien 3.928%, VAR LIBOR+3.750%, 07/02/25	469	415

		17,039

Home and Office Furnishings, Housewares and Durable Consumer Products – 0.1%

ACProducts, Inc., Initial Term Loan, 1st Lien 7.500%, VAR LIBOR+6.500%, 08/18/25	587	573

Blount International, Inc., New Refinancing Term Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 04/12/23	490	476

Reynolds Group Holdings Inc., Incremental U.S. Term Loan 2.928%, VAR LIBOR+2.750%, 02/05/23	548	522

Reynolds Group Holdings Incremental US Term Loans 2.928%, VAR LIBOR+2.750%, 02/05/23	921	878

Samsonite International S.A., 2020 Incremental Tranche B Term Loan, 1st Lien 5.500%, VAR LIBOR+4.500%, 04/25/25	182	176

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien 4.635%, VAR LIBOR+3.500%, 11/08/23	$1,041	$238

		2,863

Home Furnishings – 0.0%

Al Aqua Merger Sub, Inc., Term Loan, 1st Lien 5.342%, 12/13/23	803	783

Hotels, Motels, Inns and Gaming – 0.2%

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien 2.928%, VAR LIBOR+2.750%, 12/23/24	1,225	1,086

Callaway Golf Company, Term Loan, 1st Lien 4.685%, VAR LIBOR+4.500%, 01/02/26	883	871

Eldorado Resorts, Inc. Term Loan B 3.250%, VAR LIBOR+2.250%, 04/17/24	98	98

Eldorado Resorts, Inc., Term Loan, 1st Lien 3.250%, VAR LIBOR+2.250%, 04/17/24	328	326

Flutter Entertainment plc, USD Term Loan, 1st Lien 3.808%, VAR LIBOR+3.500%, 07/10/25	1,147	1,139

Gateway Casinos & Entertainment, Term Loan B (2018) 3.308%, VAR LIBOR+3.000%, 12/01/23	1,486	1,198

Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien 1.935%, VAR LIBOR+1.750%, 06/22/26	750	707

		5,425

Housing – 0.0%

Installed Building Products, Term Loan, 1st Lien 2.424%, 04/15/25	750	705

Industrial Services – 0.1%

Delachaux Group, Facility B2, 1st Lien 5.362%, 04/01/26	485	460

JMC Steel, Term Loan, 1st Lien 2.423%, 01/17/27	1,500	1,435

Description	Face Amount (000)	Value (000)

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan 3.750%, 10/24/29	$770	$749

		2,644

Insurance – 0.4%

Acrisure, LLC, 2020 Term Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 02/15/27	1,653	1,558

Alera Group Intermediate Holdings, Inc., Term B Loan, 1st Lien 5.072%, VAR LIBOR+4.000%, 08/01/25	499	478

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien 2.928%, VAR LIBOR+2.750%, 05/09/25	1,384	1,309

AmWINS Group, Inc., Term Loan 3.750%, VAR LIBOR+2.750%, 01/25/24	125	121

AmWINS Group, Inc., Term Loan, 1st Lien 3.750%, 01/25/24 (E)	622	603

AqGen Ascensus, Inc., Replacement Term Loan, 1st Lien 5.072%, VAR LIBOR+4.000%, 12/05/22	500	486

Hub International Limited, Initial Term Loan 4.020%, VAR LIBOR+3.000%, 04/25/25	3	3

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien 4.020%, VAR LIBOR+3.000%, 04/25/25	1,226	1,164

MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien 3.750%, VAR LIBOR+2.750%, 06/07/23	1,025	972

NFP Corp, Term Loan, 1st Lien 3.424%, 01/08/24	1,678	1,560

Sedgwick Claims Management Services, Inc., Term Loan B, 1st Lien 4.178%, 09/03/26 (F)	266	254

		8,508

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Investment Company – 0.0%

EIG Management Company, LLC, Initial Term Loan 4.500%, 01/31/25	$441	$421

StepStone Group, Term Loan B, 1st Lien 5.000%, 03/14/25	475	458

		879

Leasing – 0.0%

FLY Leasing, Term Loan, 1st Lien 2.200%, 08/09/25	608	508

Leisure, Amusement, Motion Pictures, Entertainment – 0.3%

Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien 2.928%, VAR LIBOR+2.750%, 07/31/24	1,718	1,615

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien 4.080%, VAR LIBOR+3.000%, 04/22/26	886	641

Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien 3.322%, VAR LIBOR+2.250%, 02/28/25	1,007	754

Motion Acquisition Limited, Facility B1 (USD), 1st Lien 4.700%, 10/16/26	3	3
4.322%, VAR LIBOR+3.250%, 10/16/26	1,099	989

Motion Acquisition Limited, Facility B2 (USD), 1st Lien 4.700%, 10/16/26	—	—
4.322%, VAR LIBOR+3.250%, 10/16/26	144	130

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien 3.750%, VAR LIBOR+3.000%, 04/01/24	1,231	1,084

Topgolf International, Inc., Initial Term Loan, 1st Lien 5.808%, VAR LIBOR+5.500%, 02/09/26	626	563

UFC Holdings, LLC, Term B-1 Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 04/29/26	991	945

		6,724

Description	Face Amount (000)	Value (000)

Machinery – 0.0%

CPM Holdings, Inc., Initial Term Loan 8.472%, 10/24/26	$247	$208
3.948%, 10/24/25	1	1
3.923%, 10/24/25	361	327

		536

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) – 0.1%

Altra Industrial Motion Corp., Term Loan, 1st Lien 2.178%, VAR LIBOR+2.000%, 10/01/25	825	784

Douglas Dynamics L.L.C., 2020 Term B Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 06/08/26	321	314

Granite US Holdings Corporation, Term B Loan, 1st Lien 6.322%, VAR LIBOR+5.250%, 09/30/26	600	522

Ingersoll-Rand Services Company, 2020 Spinco Tranche B-1 Dollar Term Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 03/01/27	1,000	949

Utex Industries, Inc., Initial Term Loan, 1st Lien 5.311%, VAR LIBOR+4.000%, 05/21/21	544	141

		2,710

Manufacturing – 0.0%

LTI Boyd Corporation, Term Loan B 3.678%, VAR LIBOR+3.500%, 09/06/25	859	728

Pelican Products, Inc., Term Loan 8.750%, 04/17/26	88	68
4.500%, VAR LIBOR+3.500%, 04/19/25	68	62

		858

Media – 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan 5.500%, 06/29/26	776	741

Metals & Mining – 0.1%

Dynacast International LLC, Term B-2 Loan, 1st Lien 4.700%, VAR LIBOR+3.250%, 01/28/22	1,223	991

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Oil & Gas – 0.0%

BCP Raptor, LLC, Initial Term Loan, 1st Lien 5.250%, VAR LIBOR+4.250%, 06/24/24	$695	$497

PES Holdings, LLC, Tranche C Loan 3.101%, 12/31/22	618	133

		630

Oil and Gas – 0.0%

Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien 4.178%, VAR LIBOR+4.000%, 05/22/26	908	804

Personal and Non-Durable Consumer Products (Manufacturing Only) – 0.0%

ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 09/27/24	765	713

Personal Transportation – 0.1%

Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien 2.500%, VAR LIBOR+1.750%, 01/15/25	750	696

JetBlue Airways Corporation, Term Loan, 1st Lien 6.250%, VAR LIBOR+5.250%, 06/17/24	255	250

		946

Personal, Food and Miscellaneous Services – 0.2%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien 1.928%, VAR LIBOR+1.750%, 11/19/26	1,983	1,876

Aramark, Term Loan B-3 1.928%, 03/11/25 (E)	500	471

Flynn Restaurant Group LP, Initial Term Loan, 1st Lien 3.678%, VAR LIBOR+3.500%, 06/27/25	1,018	924

IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien 3.750%, VAR LIBOR+2.750%, 02/05/25	1,230	1,133

Description	Face Amount (000)	Value (000)

Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien 2.925%, VAR LIBOR+2.750%, 07/31/26	$500	$478

		4,882

Printing, Publishing and Broadcasting – 0.1%

Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien 3.178%, VAR LIBOR+3.000%, 10/30/26	998	964

Clear Channel Outdoor Holdings, Inc. Term Loan B 4.260%, VAR LIBOR+3.500%, 08/21/26	824	745

Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien 4.260%, VAR LIBOR+3.500%, 08/21/26	2	2

		1,711

Professional & Business Services – 0.3%

Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), Term B Loan, 1st Lien 4.678%, VAR LIBOR+4.500%, 02/28/25	120	103

Avantor, Inc., Initial B-1 Dollar Term Loan 3.250%, VAR LIBOR+4.000%, 11/21/24	788	767

Casmar Holdings (Australia) Pty Limited, Initial Term Loan 5.500%, VAR LIBOR+4.500%, 12/20/23	734	514

Cineworld (Crown Finance) Incremental 2019 Term Loan 3.572%, 09/20/26	159	117

Fortress Investment, Term Loan B (2018) 2.174%, 12/27/22 (E)	936	901

GHX Ultimate Parent Corporation, Initial Term Loan 4.250%, VAR LIBOR+3.250%, 06/28/24	982	947

KinderCare (KUEHG Corp), Term Loan B-3 5.200%, 02/14/25	919	775

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 1st Lien 5.200%, 02/14/25	$320	$270

Safe Fleet Holdings LLC, Initial Term Loan 4.000%, VAR LIBOR+3.000%, 02/03/25	728	666

Western Dental Services, Inc., 1st Lien 6.700%, 06/23/23	1,181	1,011

Western Dental, Incremental Term Loan B, 1st Lien 5.950%, 06/30/23	161	137

		6,208

Real Estate – 0.1%

DTZ Cushman & Wakefield, Term Loan 2.924%, 08/21/25	1,740	1,635

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien 3.013%, VAR LIBOR+3.000%, 07/01/22	552	530
2.944%, VAR LIBOR+3.000%, 07/01/22	305	292

		2,457

Recreation Facilities & Services – 0.0%

Bulldog Purchaser Inc., Term Loan, 1st Lien 8.822%, 09/04/26	250	201

Restaurants – 0.0%

Miller’s Ale House, Inc., Term B Loan, 1st Lien 7.000%, 05/26/25 (F)	3	2
5.630%, 05/26/25	971	631

Miller’s Ale House, Inc., Term Loan, 1st Lien 5.646%, 05/26/25	10	6

		639

Retail Stores – 0.2%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien 4.428%, VAR LIBOR+4.250%, 07/10/26	1,247	1,209

Belfor Holdings Inc., Initial Term Loan, 1st Lien 4.178%, VAR LIBOR+4.000%, 04/06/26	347	342

Description	Face Amount (000)	Value (000)

EG Group Limited, Additional Facility Loan (USD), 1st Lien 5.072%, VAR LIBOR+4.000%, 02/07/25	$1,388	$1,301

Flynn Restaurant Group LP, Initial Term Loan 7.174%, 06/22/26	532	427

Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien 4.375%, VAR LIBOR+3.250%, 05/14/26	798	716

Trugreen Limited Partnership, Initial Refinancing Term Loan 3.924%, 03/13/26	1,475	1,427

		5,422

Securities & Trusts – 0.0%

AI Ladder (Luxembourg) Subco S.a r.l., Facility B, 1st Lien 4.674%, 05/02/25	500	451

Shipping & Ship Building – 0.1%

AI Mistral Holdco Limited, Initial Term Loan 4.000%, VAR LIBOR+3.000%, 01/17/24	976	705

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan 5.500%, 04/28/25 (E)	884	703

		1,408

Steel – 0.1%

Atkore International, Inc., Term Loan (2016) 4.020%, VAR LIBOR+2.750%, 12/22/23	1,157	1,129

Technology – 0.1%

Applied Systems Inc., Initial Term Loan, 2nd Lien 8.000%, 09/19/25 (E)	308	306

Kofax, Term Loan, 1st Lien 5.700%, 07/07/23	990	963

		1,269

Telecommunications – 0.4%

CenturyLink, Inc., Term B Loan, 1st Lien 2.428%, VAR LIBOR+2.250%, 03/15/27	1,443	1,357

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Commscope, Inc., Initial Term Loan, 1st Lien 3.428%, VAR LIBOR+3.250%, 04/06/26	$1,468	$1,387

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 12/02/24	978	951

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 4.000%, VAR LIBOR+3.000%, 11/15/24	987	944

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan, 1st Lien 4.000%, VAR LIBOR+3.000%, 01/29/25	983	885

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien 1.930%, VAR LIBOR+1.750%, 04/11/25	1,200	1,152

T-Mobile USA, Inc., Assignment, 1st Lien 3.174%, VAR LIBOR+3.000%, 04/01/27	1,500	1,497

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien 3.178%, VAR LIBOR+3.000%, 03/09/27	1,250	1,184

		9,357

Transportation – 0.1%

Agro Merchants North America Holdings, Inc., Effective Date Loan 5.200%, VAR LIBOR+3.750%, 11/15/24	322	306

Mileage Plus Holdings, Term Loan, 1st Lien %, 06/25/27	750	744

		1,050

Utilities – 0.1%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien 4.222%, VAR LIBOR+3.000%, 10/31/25	988	889

Traverse Midstream Partners LLC, Advance, 1st Lien 5.000%, VAR LIBOR+4.000%, 09/27/24	766	635

		1,524

Description	Face Amount (000)	Value (000)

Waste Management – 0.0%

GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien 4.000%, 05/30/25	$177	$172

Total Loan Participations (Cost $239,074) (000)		221,113

ASSET-BACKED SECURITIES — 9.0%

Automotive – 7.2%

Ally Auto Receivables Trust, Ser 2017-5, Cl A3 1.990%, 03/15/22	1,129	1,133

Ally Auto Receivables Trust, Ser 2019-4, Cl A2 1.930%, 10/17/22	2,574	2,588

Ally Auto Receivables Trust, Ser 2019-4, Cl A3 1.840%, 06/17/24	2,172	2,214

Ally Auto Receivables Trust, Ser 2019-4, Cl A4 1.920%, 01/15/25	716	734

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A 2.850%, 07/12/22 (A)	552	553

American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A 2.180%, 02/13/23 (A)	2,665	2,678

American Credit Acceptance Receivables Trust, Ser 2020-2, Cl A 1.650%, 12/13/23 (A)	2,772	2,786

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B 3.450%, 06/18/24	2,063	2,134

Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A 2.930%, 06/20/22	574	577

Americredit Automobile Receivables Trust, Ser 2019-2, Cl A2A 2.430%, 09/19/22	1,935	1,945

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B 2.360%, 12/19/22	1,784	1,803

AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl A2A 2.170%, 01/18/23	874	881

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2 0.504%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (A)	$1,721	$1,712

Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A3 1.920%, 05/15/24	1,252	1,280

Carmax Auto Owner Trust, Ser 2020-1, Cl A3 1.890%, 12/16/24	1,347	1,386

Carmax Auto Owner Trust, Ser 2020-1, Cl A4 2.030%, 06/16/25	903	941

CarMax Auto Owner Trust, Ser 2018-2, Cl A4 3.160%, 07/17/23	731	761

CarMax Auto Owner Trust, Ser 2019-1, Cl A4 3.260%, 08/15/24	929	976

CPS Auto Receivables Trust, Ser 2019-A, Cl A 3.180%, 06/15/22 (A)	396	397

CPS Auto Receivables Trust, Ser 2019-B, Cl A 2.890%, 05/16/22 (A)	484	486

CPS Auto Receivables Trust, Ser 2019-C, Cl A 2.550%, 09/15/22 (A)	1,007	1,012

CPS Auto Receivables Trust, Ser 2019-D, Cl A 2.170%, 12/15/22 (A)	1,862	1,873

CPS Auto Receivables Trust, Ser 2020-A, Cl A 2.090%, 05/15/23 (A)	2,803	2,826

CPS Auto Receivables Trust, Ser 2020-B, Cl A 1.150%, 07/17/23 (A)	1,446	1,448

CPS Auto Receivables Trust, Ser 2020-B, Cl B 2.110%, 04/15/26 (A)	690	696

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A 3.010%, 02/16/27 (A)	1,647	1,657

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A 3.550%, 08/15/27 (A)	835	849

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A 3.330%, 02/15/28 (A)	2,183	2,234

Drive Auto Receivables Trust, Ser 2018-4, Cl D 4.090%, 01/15/26	100	102

Description	Face Amount (000)	Value (000)

Drive Auto Receivables Trust, Ser 2019-2, Cl B 3.170%, 11/15/23	$1,599	$1,617

Drive Auto Receivables Trust, Ser 2019-4, Cl B 2.230%, 01/16/24	2,180	2,208

Drive Auto Receivables Trust, Ser 2020-1, Cl A2 1.990%, 12/15/22	2,813	2,825

Drive Auto Receivables Trust, Ser 2020-1, Cl A3 2.020%, 11/15/23	2,753	2,792

Drive Auto Receivables Trust, Ser 2020-2, Cl B 1.420%, 03/17/25	994	997

Drive Auto Receivables Trust, Ser 2020-2, Cl C 2.280%, 08/17/26	718	725

DT Auto Owner Trust, Ser 2018-3A, Cl A 3.020%, 02/15/22 (A)	30	30

DT Auto Owner Trust, Ser 2019-1A, Cl A 3.080%, 09/15/22 (A)	471	472

DT Auto Owner Trust, Ser 2019-2A, Cl A 2.850%, 09/15/22 (A)	857	861

DT Auto Owner Trust, Ser 2019-3A, Cl A 2.550%, 08/15/22 (A)	490	493

DT Auto Owner Trust, Ser 2019-4A, Cl A 2.170%, 05/15/23 (A)	1,844	1,855

DT Auto Owner Trust, Ser 2020-1A, Cl A 1.940%, 09/15/23 (A)	1,804	1,816

DT Auto Owner Trust, Ser 2020-2A, Cl A 1.140%, 01/16/24 (A)	2,546	2,551

DT Auto Owner Trust, Ser 2020-2A, Cl B 2.080%, 03/16/26 (A)	581	586

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A 2.930%, 07/15/22 (A)	405	406

Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A 2.180%, 01/17/23 (A)	1,049	1,053

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A 2.050%, 06/15/23 (A)	3,063	3,081

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A 1.130%, 08/15/23 (A)	$5,565	$5,573

Exeter Automobile Receivables Trust, Ser 2020-2A, Cl B 2.080%, 07/15/24 (A)	1,355	1,367

First Investors Auto Owner Trust, Ser 2019-2A, Cl A 2.210%, 09/16/24 (A)	1,563	1,583

Flagship Credit Auto Trust, Ser 2019-1, Cl A 3.110%, 08/15/23 (A)	1,390	1,409

Flagship Credit Auto Trust, Ser 2019-2, Cl A 2.830%, 10/16/23 (A)	2,869	2,912

Flagship Credit Auto Trust, Ser 2019-4, Cl A 2.170%, 06/17/24 (A)	3,809	3,859

Flagship Credit Auto Trust, Ser 2020-1, Cl A 1.900%, 08/15/24 (A)	3,826	3,865

Flagship Credit Auto Trust, Ser 2020-2, Cl A 1.490%, 07/15/24 (A)	3,231	3,250

Ford Credit Auto Lease Trust, Ser 2019-B, Cl A3 2.220%, 10/15/22	200	203

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3 2.010%, 03/15/22	414	416

Ford Credit Auto Owner Trust, Ser 2019-B, Cl A3 2.230%, 10/15/23	100	102

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A2 1.030%, 10/15/22	1,772	1,780

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3 1.040%, 08/15/24	2,114	2,136

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A4 1.350%, 07/15/25	1,329	1,356

Ford Credit Auto Owner Trust, Ser 2020-B, Cl A4 0.790%, 11/15/25	1,531	1,533

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A 2.480%, 09/15/24	150	152

GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A3 0.800%, 07/20/23	1,860	1,863

Description	Face Amount (000)	Value (000)

GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4 1.010%, 07/22/24	$561	$563

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	155	156

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3 2.320%, 07/18/22	1,100	1,110

GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl A3 2.180%, 04/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A3 1.840%, 09/16/24	3,129	3,202

GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3 1.490%, 12/16/24	2,138	2,185

GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A4 1.740%, 08/18/25	1,099	1,136

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3 2.050%, 11/22/21	381	383

Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3 1.830%, 01/18/24	100	103

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2 0.740%, 11/15/22	2,345	2,352

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3 0.820%, 07/15/24	2,517	2,534

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A4 1.090%, 10/15/26	866	878

Hyundai Auto Receivables Trust, Ser 2019-A, Cl A3 2.660%, 06/15/23	1,911	1,959

Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3 1.940%, 02/15/24	55	56

Hyundai Auto Receivables Trust, Ser 2020-A, Cl A3 1.410%, 11/15/24	2,594	2,650

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Hyundai Auto Receivables Trust, Ser 2020-A, Cl A4 1.720%, 06/15/26	$1,938	$1,999

Mercedes-Benz Auto Receivables Trust, Ser 2019-1, Cl A3 1.940%, 03/15/24	100	102

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A 2.820%, 01/18/22	921	926

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A3 2.900%, 10/16/23	65	67

Nissan Auto Receivables Owner Trust, Ser 2020-A, Cl A3 1.380%, 12/16/24	2,557	2,607

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.320%, 03/15/24	85	87

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B 3.210%, 09/15/23	1,548	1,564

Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A2A 2.070%, 01/17/23	4,528	4,565

Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3 2.030%, 02/15/24	1,747	1,779

Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A 1.350%, 05/25/33 (A)	3,259	3,308

Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3 1.910%, 09/15/23	100	102

Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A4 1.680%, 05/15/25	743	766

Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3 1.360%, 08/15/24	2,438	2,484

Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A4 1.660%, 09/15/25	1,910	1,967

Description	Face Amount (000)	Value (000)

USAA Auto Owner Trust, Ser 2019-1, Cl A4 2.140%, 11/15/24	$1,839	$1,891

Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A3 0.980%, 11/20/24	3,024	3,054

Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A4 1.260%, 08/20/26	1,238	1,259

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A 3.060%, 05/16/22 (A)	1,221	1,227

Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2A 2.570%, 02/15/23 (A)	1,395	1,405

Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2 2.150%, 02/15/23 (A)	3,211	3,232

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3 3.330%, 04/15/24	5,000	5,160

World Omni Auto Receivables Trust, Ser 2019-B, Cl A3 2.590%, 07/15/24	2,883	2,962

World Omni Auto Receivables Trust, Ser 2019-C, Cl A3 1.960%, 12/16/24	1,999	2,054

World Omni Auto Receivables Trust, Ser 2020-B, Cl A4 0.820%, 01/15/26	1,361	1,363

		163,688

Credit Card – 0.4%

American Express Credit Account Master Trust, Ser 2019-1, Cl A 2.870%, 10/15/24	450	469

American Express Credit Account Master Trust, Ser 2019-4, Cl A 0.425%, VAR ICE LIBOR USD 1 Month+0.240%, 04/15/24	3,360	3,365

BA Credit Card Trust, Ser 2019-A1, Cl A1 1.740%, 01/15/25	100	103

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2 1.720%, 08/15/24	1,814	1,864

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5 3.320%, 03/15/24	$65	$67

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1 3.040%, 07/15/24	1,282	1,334

Discover Card Execution Note Trust, Ser 2019-A2, Cl A 0.455%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/23	1,613	1,615

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A 3.470%, 05/15/26	200	214

		9,031

Other Asset-Backed Securities – 1.4%

Bayview Opportunity Master Fund IVa Trust, Ser 2019-RN2, Cl A1 0.000%, 03/28/34 (A)	107	106

CLUB Credit Trust, Ser 2018-P3, Cl A 3.820%, 01/15/26 (A)	613	616

Consumer Loan Underlying Bond Credit Trust, Ser 2019-HP1, Cl A 2.590%, 12/15/26 (A)	1,199	1,204

Consumer Loan Underlying Bond Credit Trust, Ser 2019-P1, Cl A 2.940%, 07/15/26 (A)	662	664

GCAT, Ser 2020-1, Cl A1 2.981%, 01/26/60 (A)	949	918

PRPM, Ser 2019-4A, Cl A1 3.351%, 11/25/24 (A)	2,595	2,595

PRPM, Ser 2020-1A, Cl A1 2.981%, 02/25/25 (A)	2,036	2,023

SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/28 (A)	1,457	1,477

Vericrest Opportunity Loan Trust, Ser 2019-NPL5, Cl A1A 3.352%, 09/25/49 (A)	1,824	1,824

Vericrest Opportunity Loan Trust, Ser 2019-NPL8, Cl A1A 3.278%, 11/25/49 (A)	2,785	2,782

Vericrest Opportunity Loan Trust, Ser 2020-NPL5, Cl A1A 2.982%, 03/25/50 (A)	331	329

Description	Face Amount (000)	Value (000)

Verizon Owner Trust, Ser 2018-A, Cl A1A 3.230%, 04/20/23	$5,596	$5,719

Verizon Owner Trust, Ser 2019-A, Cl A1A 2.930%, 09/20/23	1,845	1,899

Verizon Owner Trust, Ser 2020-A, Cl A1A 1.850%, 07/22/24	4,838	4,965

VOLT LXXXIII, Ser 2019-NPL9, Cl A1A 3.327%, 11/26/49 (A)	1,113	1,111

VOLT LXXXV, Ser 2020-NPL1, Cl A1A 3.228%, 01/25/50 (A)	1,198	1,191

VOLT LXXXVII, Ser 2020-NPL3, Cl A1A 2.981%, 02/25/50 (A)	3,357	3,326

		32,749

Total Asset-Backed Securities (Cost $203,062) (000)		205,468

SOVEREIGN DEBT — 8.8%

1MDB Global Investments 4.400%, 03/09/23	5,400	5,105

Abu Dhabi Government International Bond 3.125%, 09/30/49 (A)	1,440	1,499

African Development Bank 3.000%, 09/20/23	100	109
2.125%, 11/16/22	50	52

Angolan Government International Bond 9.500%, 11/12/25 (A)	980	878
9.375%, 05/08/48 (A)	1,685	1,365
8.250%, 05/09/28 (A)	1,995	1,636
8.000%, 11/26/29 (A)	1,020	837

Argentine Republic Government International Bond 8.280%, 12/31/33	2,676	1,184
7.500%, 04/22/26 (C)	2,066	831
7.125%, 07/06/36	560	218
7.125%, 06/28/17	420	162
6.875%, 01/11/48	1,090	422
5.625%, 01/26/22	980	404
3.750%, 5.25%, 03/31/2029, 12/31/38 (G)	972	379

Armenia International Bond 7.150%, 03/26/25 (A)	2,055	2,296

Asian Development Bank 2.750%, 03/17/23	235	250
2.375%, 08/10/27	100	112
2.000%, 01/22/25	100	107
1.750%, 09/19/29	100	108
1.625%, 01/24/23	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.500%, 10/18/24	$150	$157
0.625%, 04/07/22	300	302

Asian Infrastructure Investment Bank 0.500%, 05/28/25	100	100

Bahrain Government International Bond 7.000%, 01/26/26 (A)	645	716
6.750%, 09/20/29 (A)	720	788
5.625%, 09/30/31 (A)	330	333

Banque Centrale de Tunisie 5.750%, 01/30/25 (A)	3,200	2,961

Banque Centrale de Tunisie International Bond 6.375%, 07/15/26 (EUR) (A)	555	557

Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/28 (BRL)	2,300	1,700

Brazilian Government International Bond 5.000%, 01/27/45	1,130	1,085
4.750%, 01/14/50	1,790	1,689
4.500%, 05/30/29	910	932

Canada Government International Bond 2.000%, 11/15/22	100	104
1.625%, 01/22/25	150	158

Chile Government International Bond 3.125%, 01/21/26	107	117
2.450%, 01/31/31	200	207

Colombia Government International Bond 7.375%, 09/18/37	1,345	1,843
6.125%, 01/18/41	1,030	1,286
5.000%, 06/15/45	1,140	1,291
4.500%, 03/15/29	870	956
4.375%, 07/12/21	200	205
4.125%, 05/15/51	721	725
4.000%, 02/26/24	200	211
3.875%, 04/25/27	980	1,030
3.125%, 04/15/31	200	198

Costa Rica Government International Bond 7.158%, 03/12/45 (A)	565	470
7.000%, 04/04/44 (A)	550	452
6.125%, 02/19/31 (A)	430	371

Council of Europe Development Bank
2.625%, 02/13/23	30	32
2.500%, 02/27/24	60	64
1.375%, 02/27/25	50	52

Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT)	80,000	176

Description	Face Amount (000)	Value (000)

Development Bank of Mongolia 7.250%, 10/23/23 (A)	$1,360	$1,306

Dominican Republic International Bond
9.750%, 06/05/26 (DOP) (A)	44,900	681
7.450%, 04/30/44 (A)	1,150	1,182
6.875%, 01/29/26 (A)	1,035	1,085
6.850%, 01/27/45 (A)	400	382
6.600%, 01/28/24 (A)	400	419
6.500%, 02/15/48 (A)	720	663
6.400%, 06/05/49 (A)	495	452
6.000%, 07/19/28 (A)	1,730	1,740
5.950%, 01/25/27 (A)	1,415	1,424
5.875%, 01/30/60 (A)	715	612
5.500%, 01/27/25 (A)	365	369
4.500%, 01/30/30 (A)	545	493

Ecuador Government International Bond 9.650%, 12/13/26 (A)	355	153
8.750%, 06/02/23 (A)	1,190	542
7.950%, 06/20/24 (A)	560	274
7.950%, 06/20/24	210	103
7.875%, 03/27/25 (A) (C)	730	324
7.775%, 7.875%, 07/23/2020, 01/23/28 (A) (C) (G)	2,890	1,185

Egypt Government International Bond 8.700%, 03/01/49 (A)	990	969
8.500%, 01/31/47 (A)	755	736
7.903%, 02/21/48 (A)	1,400	1,292
7.625%, 05/29/32 (A)	1,145	1,116
7.500%, 01/31/27 (A)	1,465	1,533
6.200%, 03/01/24 (A)	420	431
5.577%, 02/21/23 (A)	680	694

El Salvador Government International Bond 8.625%, 02/28/29 (A)	560	535
7.650%, 06/15/35 (A)	270	234
7.625%, 02/01/41 (A)	530	449
6.375%, 01/18/27 (A)	965	827

European Bank for Reconstruction & Development 2.750%, 03/07/23	100	106
0.500%, 05/19/25	100	100

European Investment Bank 3.125%, 12/14/23	150	165
2.875%, 12/15/21	200	208
2.875%, 08/15/23	150	162
2.250%, 03/15/22	150	155
2.250%, 06/24/24	150	161
2.125%, 10/15/21	200	205
2.125%, 04/13/26	100	109
2.000%, 12/15/22	150	156
1.625%, 10/09/29	200	214
1.375%, 09/15/21	100	101
1.375%, 05/15/23	100	103
0.250%, 09/15/23	145	145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Export Development Canada 2.500%, 01/24/23	$100	$106
1.375%, 02/24/23	150	154

Export-Import Bank of India 3.250%, 01/15/30 (A)	1,185	1,170

Export-Import Bank of Korea 2.875%, 01/21/25	200	217

Financiera de Desarrollo 4.750%, 07/15/25 (A)	950	1,037

Gabon Government International Bond 6.950%, 06/16/25 (A)	410	384
6.625%, 02/06/31 (A)	570	508

Ghana Government International Bond 10.750%, 10/14/30 (A)	2,440	2,922
8.627%, 06/16/49 (A)	425	384
7.875%, 03/26/27 (A)	570	563
7.625%, 05/16/29 (A)	710	668
6.375%, 02/11/27 (A)	735	686

Guatemala Government Bond 6.125%, 06/01/50 (A)	1,450	1,677
5.375%, 04/24/32 (A)	410	453
4.900%, 06/01/30 (A)	470	502
4.875%, 02/13/28 (A)	950	1,012
4.500%, 05/03/26 (A)	1,490	1,549
4.375%, 06/05/27 (A)	620	641

Honduras Government International Bond 5.625%, 06/24/30 (A)	880	895

Hungary Government International Bond 7.625%, 03/29/41	150	251

Indonesia Government International Bond 8.500%, 10/12/35 (A)	970	1,507
8.500%, 10/12/35	260	404
6.625%, 02/17/37 (A)	430	588
4.450%, 02/11/24	200	217
4.350%, 01/11/48	200	225
1.400%, 10/30/31 (EUR)	100	106

Inter-American Development Bank 3.125%, 09/18/28	150	177
2.375%, 07/07/27	100	111
2.125%, 01/15/25	125	134
2.000%, 07/23/26	150	162
1.750%, 04/14/22	150	154
1.750%, 09/14/22	100	103
0.875%, 04/03/25	150	153
0.625%, 07/15/25	100	101
0.500%, 05/24/23	300	302

International Bank for Reconstruction & Development 2.500%, 07/29/25	150	165
2.500%, 11/22/27	200	226

Description	Face Amount (000)	Value (000)
2.125%, 12/13/21	$200	$205
2.125%, 07/01/22	200	207
2.125%, 02/13/23	100	105
2.000%, 01/26/22	200	205
1.875%, 06/19/23	100	105
1.500%, 08/28/24	100	104
0.750%, 03/11/25	400	406
0.625%, 04/22/25	300	303

International Finance 2.875%, 07/31/23	95	102
2.000%, 10/24/22	50	52
1.375%, 10/16/24	90	94
1.125%, 07/20/21	100	101

Israel Government International Bond 3.875%, 07/03/50	200	237
3.150%, 06/30/23	200	214

Ivory Coast Government International Bond 6.875%, 10/17/40 (EUR) (A)	400	419
6.625%, 03/22/48 (EUR) (A)	500	508
6.125%, 06/15/33 (A)	1,260	1,254
5.875%, 10/17/31 (EUR) (A)	700	737
5.750%, 12/31/32 (A)	12	12
5.250%, 03/22/30 (EUR) (A)	570	595

Japan Bank for International Cooperation 3.375%, 10/31/23	200	218
2.500%, 06/01/22	200	208
2.500%, 05/23/24	250	268
2.375%, 04/20/26	200	218

Jordan Government International Bond 7.375%, 10/10/47 (A)	250	257

Kenya Government International Bond 8.250%, 02/28/48 (A)	385	379
6.875%, 06/24/24 (A)	1,080	1,095

Korea Development Bank 1.750%, 02/18/25	200	207

Korea Government International Bond 2.750%, 01/19/27	200	218

Kreditanstalt fuer Wiederaufbau 3.125%, 12/15/21	150	156
2.875%, 04/03/28	90	105
2.500%, 11/20/24	300	327
2.375%, 12/29/22	280	295
2.125%, 03/07/22	150	155
1.750%, 09/15/21	200	203
1.750%, 09/14/29	400	433
1.625%, 02/15/23	150	155
1.375%, 08/05/24	100	104

Landwirtschaftliche Rentenbank 3.125%, 11/14/23	150	164
2.500%, 11/15/27	150	169

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Lebanon Government International Bond 7.000%, 03/23/32 (C)	$655	$111
6.850%, 05/25/29 (C)	370	62
6.750%, 11/29/27 (C)	675	115
6.650%, 02/26/30 (C)	201	34
6.600%, 11/27/26 (C)	527	89
6.200%, 02/26/25 (C)	697	119
6.000%, 01/27/23 (C)	665	115

Mexico Government International Bond 6.050%, 01/11/40	450	549
5.550%, 01/21/45	300	353
5.000%, 04/27/51	2,706	2,916
4.750%, 04/27/32	500	551
4.500%, 04/22/29	200	217
4.150%, 03/28/27	200	215
3.250%, 04/16/30	790	783

Mongolia Government International Bond 10.875%, 04/06/21 (A)	2,460	2,552
8.750%, 03/09/24 (A)	1,915	2,049
5.625%, 05/01/23 (A)	745	744
5.125%, 12/05/22 (A)	720	713
5.125%, 12/05/22	490	485

Nigeria Government International Bond 8.747%, 01/21/31 (A)	520	519
7.875%, 02/16/32 (A)	550	517
7.696%, 02/23/38 (A)	960	874
7.625%, 11/21/25 (A)	1,340	1,365
7.143%, 02/23/30 (A)	1,970	1,834
6.500%, 11/28/27 (A)	735	697

Nordic Investment Bank 0.375%, 05/19/23	200	201

Oesterreichische Kontrollbank 3.125%, 11/07/23	100	109
2.875%, 03/13/23	50	54
1.500%, 02/12/25	50	52

Oman Government International Bond 6.750%, 01/17/48 (A)	1,600	1,380
6.500%, 03/08/47 (A)	1,525	1,316
5.375%, 03/08/27 (A)	1,135	1,057
4.750%, 06/15/26 (A)	390	360

Panama Government International Bond 9.375%, 04/01/29	535	812
6.700%, 01/26/36	2,060	2,964
4.500%, 05/15/47	200	245
4.500%, 04/01/56	975	1,193
4.300%, 04/29/53	200	238
3.875%, 03/17/28	200	225

Paraguay Government International Bond 6.100%, 08/11/44 (A)	515	633
5.600%, 03/13/48 (A)	805	940
5.400%, 03/30/50 (A)	770	891
4.950%, 04/28/31 (A)	1,510	1,684

Description	Face Amount (000)	Value (000)

Peru Government Bond 6.150%, 08/12/32 (PEN) (A)	$3,770	$1,216
5.940%, 02/12/29 (PEN) (A)	1,390	453
5.400%, 08/12/34 (PEN) (A)	4,880	1,452
5.350%, 08/12/40 (PEN) (A)	3,680	1,043

Perusahaan Penerbit SBSN Indonesia III 4.400%, 03/01/28 (A)	440	488

Peruvian Government International Bond 7.350%, 07/21/25	100	127
6.950%, 08/12/31 (PEN) (A)	1,790	615
5.625%, 11/18/50	150	237
4.125%, 08/25/27	946	1,085
2.392%, 01/23/26	1,582	1,645

Philippine Government International Bond 5.500%, 03/30/26	200	240
3.700%, 03/01/41	420	477
3.700%, 02/02/42	300	343

Poland Government International Bond 4.000%, 01/22/24	125	138
3.000%, 03/17/23	150	159

Province of Alberta Canada 3.300%, 03/15/28	200	232
2.200%, 07/26/22	100	103

Province of British Columbia Canada 2.000%, 10/23/22	100	104

Province of New Brunswick Canada 3.625%, 02/24/28	100	118

Province of Ontario Canada 2.450%, 06/29/22	200	208
2.300%, 06/15/26	100	109
1.750%, 01/24/23	100	103
1.050%, 05/21/27	100	100

Province of Quebec Canada 2.875%, 10/16/24	100	110
2.625%, 02/13/23	200	211
1.500%, 02/11/25	150	156

Provincia de Buenos Aires 7.875%, 06/15/27 (A)	295	121
6.500%, 02/15/23 (A)	450	187

Provincia de Cordoba 7.125%, 06/10/21 (A)	970	597

Qatar Government International Bond
5.103%, 04/23/48 (A)	1,635	2,222
4.817%, 03/14/49 (A)	1,285	1,689
4.400%, 04/16/50 (A)	1,163	1,439
3.400%, 04/16/25 (A)	3,617	3,934
2.375%, 06/02/21 (A)	451	456

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Republic of Belarus International Bond 7.625%, 06/29/27 (A)	$1,345	$1,384
6.875%, 02/28/23 (A)	825	825
6.200%, 02/28/30 (A)	330	315

Republic of Belarus Ministry of Finance 6.378%, 02/24/31 (A)	840	810
5.875%, 02/24/26 (A)	590	571

Republic of Italy Government International Bond 2.875%, 10/17/29	200	199

Republic of South Africa Government Bond 8.000%, 01/31/30 (ZAR)	25,800	1,373

Republic of South Africa Government International Bond 5.875%, 06/22/30	600	609
5.750%, 09/30/49	850	738
4.300%, 10/12/28	1,870	1,733

Romanian Government International Bond 6.125%, 01/22/44 (A)	540	707
5.125%, 06/15/48 (A)	366	432
3.624%, 05/26/30 (EUR) (A)	890	1,078

Russian Federal Bond - OFZ 6.900%, 05/23/29 (RUB)	139,000	2,113

Russian Foreign Bond - Eurobond 5.625%, 04/04/42	1,000	1,356
5.250%, 06/23/47 (A)	600	792
5.100%, 03/28/35 (A)	1,000	1,236
4.750%, 05/27/26	400	455
4.750%, 05/27/26 (A)	200	228

Saudi Government International Bond 3.750%, 01/21/55 (A)	1,250	1,274

Senegal Government International Bond 8.750%, 05/13/21 (A)	376	388
6.250%, 07/30/24 (A)	565	592
6.250%, 05/23/33 (A)	1,305	1,328
4.750%, 03/13/28 (EUR) (A)	1,155	1,253

Sri Lanka Government International Bond 7.850%, 03/14/29 (A)	1,030	671
6.850%, 11/03/25 (A)	1,205	801
6.825%, 07/18/26 (A)	390	256
6.750%, 04/18/28 (A)	360	233
6.200%, 05/11/27 (A)	2,815	1,823
5.875%, 07/25/22 (A)	1,030	793
5.750%, 04/18/23 (A)	1,010	707

Turkey Government International Bond 7.375%, 02/05/25	716	754
7.250%, 12/23/23	960	998

Description	Face Amount (000)	Value (000)
6.125%, 10/24/28	$1,035	$1,003
5.625%, 03/30/21	1,210	1,230
4.250%, 04/14/26	1,250	1,137

Ukraine Government AID Bonds 1.471%, 09/29/21	200	203

Ukraine Government International Bond
11.670%, 11/22/23 (UAH) (A)	22,650	858
8.994%, 02/01/24 (A)	815	874
7.750%, 09/01/22 (A)	494	514
7.750%, 09/01/23 (A)	744	779
7.750%, 09/01/24 (A)	449	468
7.750%, 09/01/25 (A)	1,870	1,949
7.750%, 09/01/27 (A)	2,480	2,573
7.375%, 09/25/32 (A)	270	271
6.750%, 06/20/26 (EUR) (A)	670	764
4.375%, 01/27/30 (EUR) (A)	970	934
–%, 05/31/40 (A) (E)	644	592

Uruguay Government International Bond 5.100%, 06/18/50	2,541	3,277
4.975%, 04/20/55	1,635	2,095
4.500%, 08/14/24	100	109
4.375%, 12/15/28 (UYU)	20,500	1,013
4.375%, 01/23/31	180	210
3.875%, 07/02/40 (UYU)	41,400	982

Venezuela Government International Bond 7.750%, 10/13/19 (C)	705	42
7.650%, 04/21/25 (C)	362	21
7.000%, 03/31/38 (C)	422	24

Total Sovereign Debt (Cost $209,449) (000)		201,129

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%

FFCB 2.870%, 07/30/29	150	150
2.590%, 08/27/29	100	100
2.070%, 01/13/26	100	101
2.000%, 02/04/26	100	101
1.000%, 09/16/22	100	100
0.375%, 04/08/22	300	301

FHLB
3.250%, 06/09/28 - 11/16/28	405	480
2.750%, 12/13/24	300	331
2.520%, 03/02/35	150	150
2.500%, 02/13/24	220	238
2.000%, 12/11/24	250	251
1.875%, 11/29/21	150	154
1.625%, 11/19/21	205	209
0.250%, 06/03/22	200	200

FHLMC 6.250%, 07/15/32	1,279	2,010
1.500%, 02/12/25	100	105
1.200%, 04/17/25	100	100
0.900%, 05/06/25	200	200

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
0.670%, 04/27/23	$300	$300
0.400%, 12/29/22	100	100
0.375%, 04/20/23 - 05/05/23	350	351
0.250%, 06/26/23	90	90

FNMA 6.625%, 11/15/30	250	387
2.625%, 09/06/24	1,399	1,532
2.250%, 04/12/22	2,590	2,685
2.125%, 04/24/26	200	218
1.900%, 02/18/25	100	100
1.875%, 09/24/26	200	215
1.750%, 07/02/24	200	211
1.625%, 10/15/24 - 01/07/25	2,604	2,743
1.375%, 09/06/22	350	359
0.625%, 04/22/25	85	86
0.500%, 06/17/25	100	100

Tennessee Valley Authority 5.250%, 09/15/39	200	308
2.875%, 02/01/27	250	283
0.750%, 05/15/25	2,555	2,589

Total U.S. Government Agency Obligations (Cost $16,863) (000)		17,938

MUNICIPAL BONDS — 0.6%

Bay Area, Toll Authority RB 6.263%, 04/01/49	200	349

California State GO 4.600%, 04/01/38	315	368
4.500%, 04/01/33	25	30
3.500%, 04/01/28	25	29
3.375%, 04/01/25	20	22

California State, Department of Water Resources, Power Supply Revenue RB 2.000%, 05/01/22	100	103

Chicago, O’Hare International Airport RB 4.572%, 01/01/54	150	200
4.472%, 01/01/49	50	65

City of San Francisco California Public Utilities Commission Water Revenue RB 3.303%, 11/01/39	100	106

Dallas/Fort Worth International Airport RB 2.994%, 11/01/38	100	104

Grand Parkway Transportation RB 3.236%, 10/01/52	30	31

Houston GO 3.961%, 03/01/47	150	182

Illinois State GO 5.100%, 06/01/33	2,355	2,389

Description	Face Amount (000)	Value (000)

Illinois State, Sales Tax Securitization RB 3.820%, 01/01/48	$100	$107

New Jersey State, Transportation Trust Fund Authority RB 5.754%, 12/15/28	1,790	1,950
4.131%, 06/15/42	1,625	1,513
4.081%, 06/15/39	100	94

New York State, Dormitory Authority RB 4.946%, 08/01/48	100	112
3.190%, 02/15/43	3,075	3,346

Ohio State, Beverage System RB 2.833%, 01/01/38	10	11

Ohio State, Turnpike & Infrastructure Commission RB 3.216%, 02/15/48	150	155

Pennsylvania State, Commonwealth Financing Authority RB 3.864%, 06/01/38	150	177

Port Authority of New York & New Jersey RB 4.031%, 09/01/48	150	181
3.287%, 08/01/69	50	53

Rutgers The State University of New Jersey RB 3.270%, 05/01/43	150	158

Texas State GO 3.211%, 04/01/44	50	53

Texas State, Permanent University Fund - Texas A&M University System RB 3.660%, 07/01/47	100	108

Texas State, Transportation Commission GO 2.562%, 04/01/42	40	41

University of California RB 4.858%, 05/15/12	200	277
3.349%, 07/01/29	100	115

University of Texas, Taxable Financing System RB 3.354%, 08/15/47	250	293

Wisconsin State RB 3.154%, 05/01/27	200	222

		12,944

Total Municipal Bonds (Cost $12,315) (000)		12,944

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

Description	Number of Warrants	Value (000)

WARRANTS — 0.0%

Horizon Global *‡	2,585	$2

Total Warrants (Cost $–) (000)		2

PREFERRED STOCK — 0.0%

PES Energy(H)	26,609	–

Total Preferred Stock (Cost $239) (000)		–

SHORT-TERM INVESTMENT — 4.2%

	Shares

State Street Institutional Treasury Money Market Fund, Cl Premier, 0.110% (I)	97,428,282	97,428

Total Short-Term Investment (Cost $97,428) (000)		97,428

Total Investments In Securities — 106.7% (Cost $2,371,195) (000)		$2,438,664

Percentages are based on net assets of $2,285,331 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (depreciation)
HSBC	07/13/20	USD	1,298	CLP	1,043,400	$(27)
HSBC	07/13/20	CLP	1,043,400	USD	1,249	(22)
Barclays PLC	07/16/20	IDR	11,878,000	USD	800	(22)
HSBC	07/17/20	USD	1,070	PHP	54,830	31
HSBC	07/20/20	USD	1,557	MXN	37,000	48
HSBC	07/20/20	MXN	14,750	USD	605	(35)
HSBC	07/22/20	USD	2,122	HUF	690,800	69
HSBC	07/22/20	HUF	690,800	USD	2,088	(103)
HSBC	08/07/20	USD	144	RUB	10,090	(2)
Barclays PLC	08/07/20	USD	1,071	RUB	76,680	1
HSBC	08/07/20	RUB	76,220	USD	1,008	(57)
Barclays PLC	08/11/20	USD	1,120	THB	35,260	21
Barclays PLC	08/11/20	THB	35,260	USD	1,079	(62)
HSBC	08/18/20	USD	551	COP	2,090,000	3
HSBC	08/18/20	COP	2,090,000	USD	528	(25)
Barclays PLC	08/24/20	MYR	14,038	USD	3,192	(75)
Barclays PLC	09/16/20	BRL	9,615	USD	1,888	126
Barclays PLC	09/21/20	USD	1,114	ZAR	19,830	19
HSBC	09/21/20	USD	156	ZAR	2,750	1
HSBC	09/21/20	ZAR	47,790	USD	2,570	(160)
Barclays PLC	09/22/20	USD	2,244	PEN	7,649	(88)
Barclays PLC	09/22/20	PEN	25,044	USD	7,303	243
HSBC	09/22/20	USD	2,178	PEN	7,668	(17)
HSBC	09/23/20	USD	1,234	EUR	1,098	2
HSBC	09/23/20	EUR	7,370	USD	8,320	24

						$(107)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2020 is as follows:
Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS BRAZI 100 12/20/24	Buy	1.00%	Quarterly	12/20/2024	2,360	$137	$116	$21
CDS COLOM 100 12/20/24	Buy	1.00%	Quarterly	12/20/2024	2,600	50	114	(64)
CDX.NA.HY.34 06/25	Buy	5.00%	Quarterly	06/20/2025	1,231	(15)	69	(84)
CDX SOAFI 100 06/20/25	Buy	1.00%	Quarterly	06/20/2025	2,470	232	265	(33)
CHILE 06/20/2025 100	Buy	1.00%	Quarterly	06/20/2025	2,290	(17)	(21)	4
COLOM 06/20/2025 100	Buy	1.00%	Quarterly	06/20/2025	1,120	30	76	(46)
MEX1 06/20/2025 100	Buy	1.00%	Quarterly	06/20/2025	1,130	29	87	(58)

						$446	$706	$(260)

‡	Expiration date not available.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

KP Fixed Income Fund

(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at June 30, 2020 was $351,998 (000) and represents 15.4% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Credit-linked note.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan. Interest rate may not be available.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of June 30, 2020.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

DAC — Designated Activity Company

DOP — Dominican Peso

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PHP — Philippine Peso

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

THB — Thai Bat

UAH — Ukrainian Hryvnia

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$—	$668,879	$—	$668,879
Mortgage-Backed Securities	—	535,688	—	535,688
U.S. Treasury Obligations	—	478,075	—	478,075
Loan Participations	—	220,218	895	221,113
Asset-Backed Securities	—	205,468	—	205,468
Sovereign Debt	—	201,129	—	201,129
U.S. Government Agency Obligations	—	17,938	—	17,938
Municipal Bonds	—	12,944	—	12,944
Warrants	—	2	—	2
Preferred Stock	—	—	—	—
Short-Term Investment	97,428	—	—	97,428

Total Investments in Securities	$97,428	$2,340,341	$895	$2,438,664

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$588	$—	$588
Unrealized Depreciation	—	(695)	—	(694)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	25	—	25
Unrealized Depreciation	—	(285)	—	(285)

Total Other Financial Instruments	$—	$(367)	$–	$(367)

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Forward foreign currency contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

Statements of Assets and Liabilities (000)

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:

Affiliated Investments at Cost	$305,354	$731,759	$1,067,229	$1,160,945
Unaffiliated Investments at Cost	121,213	255,244	294,669	232,672

Affiliated Investments at Fair Value	$323,700	$770,118	$1,119,208	$1,213,142
Unaffiliated Investments at Fair Value	122,685	256,896	294,019	229,202
Cash	45	102	139	140
Receivable for Capital Shares Sold	326	1,213	2,322	2,735
Dividends Receivable	72	146	152	90
Prepaid Expenses	10	22	30	30

Total Assets	446,838	1,028,497	1,415,870	1,445,339

Liabilities:
Payable for Investment Securities Purchased	425	1,420	2,561	2,916
Payable due to Administrator	11	25	35	36
Payable due to Adviser	3	7	8	6
Other Accrued Expenses	14	32	41	43

Total Liabilities	453	1,484	2,645	3,001

Net Assets	$446,385	$1,027,013	$1,413,225	$1,442,338

NET ASSETS:

Paid-in Capital	$420,965	$968,847	$1,332,943	$1,361,849
Total Distributable Earnings	25,420	58,166	80,282	80,489

Net Assets	$446,385	$1,027,013	$1,413,225	$1,442,338

Institutional Class Shares:
Net Assets	$446,385	$1,027,013	$1,413,225	$1,442,338
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value) †	42,882,916	95,636,313	128,525,495	130,051,655
Net Asset Value, Offering and Redemption Price Per Share*	$10.41	$10.74	$11.00	$11.09

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

Statements of Assets and Liabilities (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:

Affiliated Investments at Cost	$1,377,126	$1,330,480	$1,107,339
Unaffiliated Investments at Cost	184,697	117,165	71,624

Affiliated Investments at Fair Value	$1,429,962	$1,375,028	$1,133,029
Unaffiliated Investments at Fair Value	179,299	111,644	68,024
Cash	139	112	69
Receivable for Capital Shares Sold	2,997	3,480	2,968
Dividends Receivable	50	5	3
Prepaid Expenses	33	31	24

Total Assets	1,612,480	1,490,300	1,204,117

Liabilities:
Payable for Investment Securities Purchased	3,136	3,554	3,005
Payable due to Administrator	40	37	30
Payable due to Adviser	5	3	2
Other Accrued Expenses	47	44	36

Total Liabilities	3,228	3,638	3,073

Net Assets	$1,609,252	$1,486,662	$1,201,044

NET ASSETS:

Paid-in Capital	$1,521,785	$1,410,439	$1,149,754
Total Distributable Earnings	87,467	76,223	51,290

Net Assets	$1,609,252	$1,486,662	$1,201,044

Institutional Class Shares:
Net Assets	$1,609,252	$1,486,662	$1,201,044
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value) †	144,283,248	133,028,195	107,070,115
Net Asset Value, Offering and Redemption Price Per Share*	$11.15	$11.18	$11.22

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

Statements of Assets and Liabilities (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund

Assets:

Affiliated Investments at Cost	$735,569	$298,346	$61,290	$13,846
Unaffiliated Investments at Cost	39,300	15,656	3,217	722

Affiliated Investments at Fair Value	$740,460	$295,976	$61,431	$15,320
Unaffiliated Investments at Fair Value	37,273	14,896	3,092	769
Cash	38	15	3	1
Receivable for Capital Shares Sold	2,863	2,029	402	188
Dividends Receivable	1	1	—	—
Prepaid Expenses	15	6	1	—

Total Assets	780,650	312,923	64,929	16,278

Liabilities:
Payable for Investment Securities Purchased	2,881	2,036	403	188
Payable due to Administrator	19	8	2	—
Payable due to Adviser	1	—	—	—
Other Accrued Expenses	23	10	2	1

Total Liabilities	2,924	2,054	407	189

Net Assets	$777,726	$310,869	$64,522	$16,089

NET ASSETS:

Paid-in Capital	$754,931	$307,879	$64,935	$15,734
Total Distributable Earnings (Loss)	22,795	2,990	(413)	355

Net Assets	$777,726	$310,869	$64,522	$16,089

Institutional Class Shares:
Net Assets	$777,726	$310,869	$64,522	$16,089
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value) †	68,467,836	27,186,050	5,744,185	1,566,867
Net Asset Value, Offering and Redemption Price Per Share*	$11.36	$11.43	$11.23	$10.27

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2020 (Unaudited)

Statements of Assets and Liabilities (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:

Investments at Cost	$2,541,080	$1,296,154	$2,063,493	$2,371,195
Cost of Foreign Currency	—	—	10,428	232

Investments at Fair Value	$3,072,794	$1,305,128	$2,059,277	$2,438,664
Cash	709	—	545	—
Foreign Currency at Value	—	—	10,434	226
Receivable for Investment Securities Sold	84,167	5,970	3,582	119,068
Receivable for Capital Shares Sold	7,182	2,418	4,969	5,205
Cash Collateral for Futures Contracts	3,736	536	2,984	—
Dividends and Interest Receivable	2,112	790	3,638	11,711
Reclaims Receivable	391	13	4,539	151
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	588
Cash Collateral for Forward Foreign Currency	—	—	—	1,088
Prepaid Expenses	4	15	3	7

Total Assets	3,171,095	1,314,870	2,089,971	2,576,708

Liabilities:
Payable for Investment Securities Purchased	32,482	7,568	4,936	289,973
Payable due to Sub-Advisers	534	440	580	333
Payable due to Administrator	103	43	69	75
Payable due to Adviser	86	36	58	63
Due to Custodian	—	—	361	12
Due to Broker	—	—	—	11
Variation Margin Payable	—	—	—	37
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	8	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	695
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	676	—
Other Accrued Expenses	161	115	91	178

Total Liabilities	33,366	8,202	6,779	291,377

Net Assets	$3,137,729	$1,306,668	$2,083,192	$2,285,331

NET ASSETS:

Paid-in Capital	$2,518,760	$1,329,065	$2,129,695	$2,141,918
Total Distributable Earnings (Loss)	618,969	(22,397)	(46,503)	143,413

Net Assets	$3,137,729	$1,306,668	$2,083,192	$2,285,331

Institutional Class Shares:
Net Assets	$3,137,729	$1,306,668	$2,083,192	$2,285,331
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value) †	230,445,337	132,847,225	220,188,566	213,711,980
Net Asset Value, Offering and Redemption Price Per Share*	$13.62	$9.84	$9.46	$10.69

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2020 (Unaudited)

Statements of Operations (000)

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$745	$1,571	$1,823	$1,422

Total Investment Income	745	1,571	1,823	1,422

Expenses:

Administration Fees	51	118	161	163
Investment Advisory Fees	24	50	56	43
Trustees’ Fees	5	12	16	16
Chief Compliance Officer Fees	1	2	3	3
Transfer Agent Fees	16	38	51	52
Printing Fees	9	20	28	27
Professional Fees	8	19	26	26
Registration Fees	7	17	34	38
Custodian Fees	1	1	2	2
Other Fees	5	11	15	15

Total Expenses	127	288	392	385

Net Expenses	127	288	392	385

Net Investment Income	618	1,283	1,431	1,037

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	2,320	5,098	6,536	6,924

Net Realized Loss on Unaffiliated Investments	(267)	(792)	(1,417)	(1,097)

Net Change in Unrealized Appreciation/(Depreciation) on Affiliated Investments	1,046	(7,662)	(26,958)	(41,896)

Net Change in Unrealized Depreciation on Unaffiliated Investments	(1,562)	(4,355)	(7,576)	(9,359)

Net Realized and Unrealized Gain/(Loss) on Investments	1,537	(7,711)	(29,415)	(45,428)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,155	$(6,428)	$(27,984)	$(44,391)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2020 (Unaudited)

Statements of Operations (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$1,161	$716	$436

Total Investment Income	1,161	716	436

Expenses:

Administration Fees	181	167	133

Investment Advisory Fees	34	21	13

Trustees’ Fees	18	17	13

Chief Compliance Officer Fees	4	3	3

Transfer Agent Fees	58	53	42

Registration Fees	43	41	35

Printing Fees	31	28	22

Professional Fees	29	27	22

Custodian Fees	2	2	2

Other Fees	17	15	12

Total Expenses	417	374	297

Net Expenses	417	374	297

Net Investment Income	744	342	139

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	9,760	8,503	5,711

Net Realized Loss on Unaffiliated Investments	(1,216)	(1,072)	(636)

Net Change in Unrealized Depreciation on Affiliated Investments	(69,531)	(77,957)	(66,586)

Net Change in Unrealized Depreciation on Unaffiliated Investments	(10,790)	(9,370)	(5,733)

Net Realized and Unrealized Loss on Investments	(71,777)	(79,896)	(67,244)

Net Decrease in Net Assets Resulting from Operations	$(71,033)	$(79,554)	$(67,105)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2020 (Unaudited)

Statements of Operations (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$238	$93	$19	$5

Total Investment Income	238	93	19	5

Expenses:

Administration Fees	85	33	7	2

Trustees’ Fees	8	3	1	—

Investment Advisory Fees	7	3	1	—

Chief Compliance Officer Fees	2	1	—	—

Transfer Agent Fees	27	10	2	—

Registration Fees	24	11	2	1

Professional Fees	14	5	1	—

Printing Fees	14	5	1	—

Custodian Fees	1	—	—	—

Offering Costs	—	—	—	4

Other Fees	8	2	1	—

Total Expenses	190	73	16	7

Reimbursement from Investment Advisor	—	—	—	(4)

Net Expenses	190	73	16	3

Net Investment Income	48	20	3	2

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Affiliated Investments	5,476	396	(1,062)	(1,377)

Net Realized Loss on Unaffiliated Investments	(486)	(230)	(79)	(109)

Net Change in Unrealized Appreciation/(Depreciation) on Affiliated Investments	(45,097)	(14,357)	(1,753)	765

Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(3,024)	(1,085)	(194)	35

Net Realized and Unrealized Loss on Investments	(43,131)	(15,276)	(3,088)	(686)

Net Decrease in Net Assets Resulting from Operations	$(43,083)	$(15,256)	$(3,085)	$(684)

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2020 (Unaudited)

Statements of Operations (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:

Dividend Income	$25,639	$7,865	$29,031	$1

Interest Income	223	187	207	34,467

Less: Foreign Taxes Withheld	(74)	(3)	(2,815)	—

Total Investment Income	25,788	8,049	26,423	34,468

Expenses:

Sub-Advisory Fees	3,101	2,493	3,274	1,994

Investment Advisory Fees	587	236	374	438

Administration Fees	537	217	344	400

Trustees’ Fees	16	6	10	11

Chief Compliance Officer Fees	3	1	2	2

Custodian Fees	76	54	374	96

Professional Fees	40	16	26	30

Printing Fees	24	10	15	18

Registration Fees	15	21	15	17

Transfer Agent Fees	5	4	4	4

Pricing Fees	—	11	56	92

Other Fees	38	8	13	13

Total Expenses	4,442	3,077	4,507	3,115

Net Investment Income	21,346	4,972	21,916	31,353

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Investments	54,930	(32,643)	(32,903)	46,053

Net Realized Loss on Futures Contracts	(3,529)	(1,351)	(1,107)	—

Net Realized Gain on Swap Contracts	—	—	—	1,612

Net Realized Gain/(Loss) on Foreign Currency Transactions	(5)	—	145	(205)

Net Realized Gain/(Loss) on Forward Foreign Currency Contracts	(3)	—	(445)	1,581

Net Change in Unrealized Appreciation/(Depreciation) on Investments	(133,603)	(120,519)	(230,050)	17,300

Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	43	92	(229)	—

Net Change in Unrealized Depreciation on Swap Contracts	—	—	—	(260)

Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	6	—	(46)	(9)

Net Change in Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	68

Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(99)	—

Net Realized and Unrealized Gain/(Loss) on Investments	(82,161)	(154,421)	(264,734)	66,140

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(60,815)	$(149,449)	$(242,818)	$97,493

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path Retirement Income Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:

Net Investment Income	$618	$11,342	$1,283	$25,018
Net Realized Gain on Affiliated and Unaffiliated Investments	2,053	7,311	4,306	18,566
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	4,735	–	12,625
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(516)	37,999	(12,017)	93,358

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,155	61,387	(6,428)	149,567

Distributions:	–	(26,728)	–	(62,780)

Capital Share Transactions:

Institutional Shares:

Issued	15,194	22,857	42,376	83,175
Reinvestment of Distributions	–	26,728	–	62,780
Redeemed	(31,989)	(78,554)	(74,305)	(144,325)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(16,795)	(28,969)	(31,929)	1,630

Total Increase/(Decrease) in Net Assets	(14,640)	5,690	(38,357)	88,417

Net Assets:
Beginning of Year or Period	461,025	455,335	1,065,370	976,953

End of Year or Period	$446,385	$461,025	$1,027,013	$1,065,370

Share Transactions:

Institutional Shares:

Issued	1,513	2,196	4,055	7,727
Reinvestment of Distributions	–	2,551	–	5,750
Redeemed	(3,207)	(7,558)	(7,255)	(13,370)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,694)	(2,811)	(3,200)	107

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Operations:

Net Investment Income	$1,431	$32,103	$1,037	$30,949
Net Realized Gain on Affiliated and Unaffiliated Investments	5,119	22,038	5,827	19,844
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	20,061	–	23,122
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(34,534)	140,119	(51,255)	158,818

Net Increase/(Decrease) in Net Assets Resulting from Operations	(27,984)	214,321	(44,391)	232,733

Distributions:	–	(83,365)	–	(86,693)

Capital Share Transactions:

Institutional Shares:

Issued	80,023	146,692	92,576	169,971
Reinvestment of Distributions	–	83,365	–	86,693
Redeemed	(91,074)	(103,713)	(74,201)	(86,503)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(11,051)	126,344	18,375	170,161

Total Increase/(Decrease) in Net Assets	(39,035)	257,300	(26,016)	316,201

Net Assets:

Beginning of Year or Period	1,452,260	1,194,960	1,468,354	1,152,153

End of Year or Period	$1,413,225	$1,452,260	$1,442,338	$1,468,354

Share Transactions:

Institutional Shares:

Issued	7,444	13,233	8,624	15,090
Reinvestment of Distributions	–	7,368	–	7,501
Redeemed	(8,834)	(9,365)	(7,117)	(7,717)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,390)	11,236	1,507	14,874

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:

Net Investment Income	$744	$33,472	$342	$29,877
Net Realized Gain on Affiliated and Unaffiliated Investments	8,544	20,993	7,431	18,610
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	28,353	–	27,703
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(80,321)	195,644	(87,327)	191,007

Net Increase/(Decrease) in Net Assets Resulting from Operations	(71,033)	278,462	(79,554)	267,197

Distributions:	–	(100,286)	–	(95,377)

Capital Share Transactions:

Institutional Shares:

Issued	110,603	204,397	116,849	207,029
Reinvestment of Distributions	–	100,286	–	95,377
Redeemed	(84,187)	(91,468)	(78,467)	(92,399)

Increase in Net Assets from Capital Share Transactions	26,416	213,215	38,382	210,007

Total Increase/(Decrease) in Net Assets	(44,617)	391,391	(41,172)	381,827

Net Assets:
Beginning of Year or Period	1,653,869	1,262,478	1,527,834	1,146,007

End of Year or Period	$1,609,252	$1,653,869	$1,486,662	$1,527,834

Share Transactions:

Institutional Shares:

Issued	10,202	17,890	10,802	17,953
Reinvestment of Distributions	–	8,522	–	8,010
Redeemed	(8,089)	(8,003)	(7,567)	(8,020)

Net Increase in Shares Outstanding from Share Transactions	2,113	18,409	3,235	17,943

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:

Net Investment Income	$139	$22,969	$48	$14,097
Net Realized Gain on Affiliated and Unaffiliated Investments	5,075	13,414	4,990	6,807
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	22,608	–	14,536
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(72,319)	153,412	(48,121)	95,376

Net Increase/(Decrease) in Net Assets Resulting from Operations	(67,105)	212,403	(43,083)	130,816

Distributions:	–	(74,041)	–	(44,254)

Capital Share Transactions:

Institutional Shares:

Issued	113,063	198,711	96,358	169,094
Reinvestment of Distributions	–	74,041	–	44,254
Redeemed	(58,002)	(71,438)	(38,069)	(49,922)

Increase in Net Assets from Capital Share Transactions	55,061	201,314	58,289	163,426

Total Increase/(Decrease) in Net Assets	(12,044)	339,676	15,206	249,988

Net Assets:

Beginning of Year or Period	1,213,088	873,412	762,520	512,532

End of Year or Period	$1,201,044	$1,213,088	$777,726	$762,520

Share Transactions:

Institutional Shares:

Issued	10,461	17,123	8,832	14,407
Reinvestment of Distributions	–	6,166	–	3,629
Redeemed	(5,535)	(6,164)	(3,564)	(4,262)

Net Increase in Shares Outstanding from Share Transactions	4,926	17,125	5,268	13,774

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:

Net Investment Income	$20	$5,183	$3	$1,063
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	166	3,603	(1,141)	(169)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	5,443	–	1,115
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(15,442)	31,520	(1,947)	7,346

Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,256)	45,749	(3,085)	9,355

Distributions:	–	(16,148)	–	(2,937)

Capital Share Transactions:

Institutional Shares:

Issued	57,860	93,442	15,919	23,924
Reinvestment of Distributions	–	16,147	–	2,936
Redeemed	(15,648)	(21,277)	(6,487)	(8,991)

Increase in Net Assets from Capital Share Transactions	42,212	88,312	9,432	17,869

Total Increase in Net Assets	26,956	117,913	6,347	24,287

Net Assets:

Beginning of Year or Period	283,913	166,000	58,175	33,888

End of Year or Period	$310,869	$283,913	$64,522	$58,175

Share Transactions:

Institutional Shares:

Issued	5,308	7,896	1,496	2,078
Reinvestment of Distributions	–	1,313	–	243
Redeemed	(1,446)	(1,798)	(617)	(785)

Net Increase in Shares Outstanding from Share Transactions	3,862	7,411	879	1,536

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Retirement Path 2065 Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019*
Operations:

Net Investment Income	$2	$244
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(1,486)	84
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	–	260
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	800	721

Net Increase/(Decrease) in Net Assets Resulting from Operations	(684)	1,309

Distributions:	–	(270)

Capital Share Transactions:

Institutional Shares:

Issued	15,361	13,438
Reinvestment of Distributions	–	270
Redeemed	(12,013)	(1,322)

Increase in Net Assets from Capital Share Transactions	3,348	12,386

Total Increase in Net Assets	2,664	13,425

Net Assets:

Beginning of Period	13,425	–

End of Period	$16,089	$13,425

Share Transactions:

Institutional Shares:

Issued	1,622	1,327
Reinvestment of Distributions	–	25
Redeemed	(1,283)	(124)

Net Increase in Shares Outstanding from Share Transactions	339	1,228

* Commenced operations May 24, 2019.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net Investment Income	$21,346	$43,008	$4,972	$10,016
Net Realized Gain/(Loss) on Investments and Futures Contracts	51,401	137,930	(33,994)	51,735
Net Realized Loss on Foreign Currency Transactions	(8)	(4)	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(133,560)	545,301	(120,427)	210,211
Net Change in Unrealized Appreciation on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	6	4	–	–

Net Increase/(Decrease) in Net Assets Resulting from Operations	(60,815)	726,239	(149,449)	271,962

Distributions:	–	(155,200)	–	(47,476)

Capital Share Transactions:

Institutional Shares:

Issued	344,009	562,568	193,381	249,145
Reinvestment of Distributions	–	155,200	–	47,475
Redeemed	(349,285)	(437,139)	(101,370)	(163,978)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(5,276)	280,629	92,011	132,642

Total Increase/(Decrease) in Net Assets	(66,091)	851,668	(57,438)	357,128

Net Assets:

Beginning of Year or Period	3,203,820	2,352,152	1,364,106	1,006,978

End of Year or Period	$3,137,729	$3,203,820	$1,306,668	$1,364,106

Share Transactions:

Institutional Shares:

Issued	28,022	43,839	23,018	23,661
Reinvestment of Distributions	–	11,050	–	4,187
Redeemed	(27,848)	(32,831)	(11,182)	(15,204)

Net Increase in Shares Outstanding from Share Transactions	174	22,058	11,836	12,644

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Statements of Changes in Net Assets (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net Investment Income	$21,916	$46,144	$31,353	$70,339
Net Realized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts	(34,010)	16,719	47,665	37,899
Net Realized Gain/(Loss) on Foreign Currency Transactions	(300)	(167)	1,376	(393)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Futures Contracts and Swap Contracts	(230,279)	315,414	17,040	82,742
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(46)	33	59	(58)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(99)	83	–	–

Net Increase/(Decrease) in Net Assets Resulting from Operations	(242,818)	378,226	97,493	190,529

Distributions:	–	(58,924)	–	(85,819)

Capital Share Transactions:

Institutional Shares:
Issued	329,549	343,428	269,588	523,009
Reinvestment of Distributions	–	58,924	–	85,819
Redeemed	(113,640)	(202,770)	(421,971)	(412,217)

Increase/(Decrease) in Net Assets from Capital Share Transactions	215,909	199,582	(152,383)	196,611

Total Increase/(Decrease) in Net Assets	(26,909)	518,884	(54,890)	301,321

Net Assets:

Beginning of Year or Period	2,110,101	1,591,217	2,340,221	2,038,900

End of Year or Period	$2,083,192	$2,110,101	$2,285,331	$2,340,221

Share Transactions:

Institutional Shares:
Issued	37,721	34,026	25,946	51,102
Reinvestment of Distributions	–	5,425	–	8,341
Redeemed	(12,817)	(20,011)	(40,957)	(41,039)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	24,904	19,440	(15,011)	18,404

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Financial Highlights

For the six months ended June 30, 2020 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡
KP Retirement Path Retirement Income Fund - Institutional Shares
2020#	$10.34		$0.01	$0.06	$0.07	$—	$—	$—	$10.41	0.68%	$446,385	0.06%	0.28%	9%
2019	$9.61		$0.25	$1.11	$1.36	$(0.29)	$(0.34)	$(0.63)	$10.34	14.12%	$461,025	0.06%	2.44%	18%
2018	$10.51		$0.25	$(0.54)	$(0.29)	$(0.25)	$(0.36)	$(0.61)	$9.61	(2.65)%	$455,335	0.07%	2.43%	23%
2017	$9.96		$0.20	$0.80	$1.00	$(0.24)	$(0.21)	$(0.45)	$10.51	10.03%	$439,687	0.07%	1.89%	28%
2016	$9.76		$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07		$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
KP Retirement Path 2020 Fund - Institutional Shares
2020#	$10.78		$0.01	$(0.05)	$(0.04)	$—	$—	$—	$10.74	(0.37)%	$1,027,013	0.06%	0.25%	10%
2019	$9.90		$0.26	$1.29	$1.55	$(0.29)	$(0.38)	$(0.67)	$10.78	15.60%	$1,065,370	0.06%	2.41%	20%
2018	$10.90		$0.26	$(0.62)	$(0.36)	$(0.26)	$(0.38)	$(0.64)	$9.90	(3.25)%	$976,953	0.07%	2.39%	17%
2017	$10.10		$0.21	$1.01	$1.22	$(0.25)	$(0.17)	$(0.42)	$10.90	12.04%	$877,534	0.07%	1.98%	25%
2016	$9.82		$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11		$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
KP Retirement Path 2025 Fund - Institutional Shares
2020#	$11.18		$0.01	$(0.19)	$(0.18)	$—	$—	$—	$11.00	(1.61)%	$1,413,225	0.06%	0.21%	12%
2019	$10.07		$0.27	$1.52	$1.79	$(0.28)	$(0.40)	$(0.68)	$11.18	17.71%	$1,452,260	0.06%	2.40%	16%
2018	$11.22		$0.26	$(0.75)	$(0.49)	$(0.27)	$(0.39)	$(0.66)	$10.07	(4.28)%	$1,194,960	0.06%	2.28%	13%
2017	$10.15		$0.22	$1.26	$1.48	$(0.26)	$(0.15)	$(0.41)	$11.22	14.59%	$1,061,313	0.07%	2.00%	19%
2016	$9.81		$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11		$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
KP Retirement Path 2030 Fund - Institutional Shares
2020#	$11.42		$0.01	$(0.34)	$(0.33)	$—	$—	$—	$11.09	(2.89)%	$1,442,338	0.06%	0.15%	11%
2019	$10.14		$0.26	$1.72	$1.98	$(0.26)	$(0.44)	$(0.70)	$11.42	19.62%	$1,468,354	0.06%	2.33%	14%
2018	$11.44		$0.25	$(0.85)	$(0.60)	$(0.28)	$(0.42)	$(0.70)	$10.14	(5.20)%	$1,152,153	0.06%	2.20%	12%
2017	$10.15		$0.22	$1.50	$1.72	$(0.27)	$(0.16)	$(0.43)	$11.44	16.93%	$1,013,379	0.07%	1.98%	18%
2016	$9.76		$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09		$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
KP Retirement Path 2035 Fund - Institutional Shares
2020#	$11.63		$0.01	$(0.49)	$(0.48)	$—	$—	$—	$11.15	(4.13)%	$1,609,252	0.05%	0.10%	11%
2019	$10.20		$0.26	$1.92	$2.18	$(0.26)	$(0.49)	$(0.75)	$11.63	21.31%	$1,653,869	0.06%	2.26%	12%
2018	$11.68		$0.24	$(0.98)	$(0.74)	$(0.29)	$(0.45)	$(0.74)	$10.20	(6.24)%	$1,262,478	0.06%	2.07%	12%
2017	$10.19		$0.22	$1.71	$1.93	$(0.28)	$(0.16)	$(0.44)	$11.68	18.93%	$1,133,140	0.06%	1.96%	16%
2016	$9.75		$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10		$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
KP Retirement Path 2040 Fund - Institutional Shares
2020#	$11.77	$	—(1)	$(0.59)	$(0.59)	$—	$—	$—	$11.18	(5.01)%	$1,486,662	0.05%	0.05%	10%
2019	$10.25		$0.26	$2.04	$2.30	$(0.25)	$(0.53)	$(0.78)	$11.77	22.40%	$1,527,834	0.06%	2.20%	12%
2018	$11.83		$0.23	$(1.06)	$(0.83)	$(0.29)	$(0.46)	$(0.75)	$10.25	(6.89)%	$1,146,007	0.06%	1.97%	11%
2017	$10.21		$0.22	$1.85	$2.07	$(0.29)	$(0.16)	$(0.45)	$11.83	20.28%	$1,043,698	0.06%	1.94%	15%
2016	$9.75		$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10		$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
KP Retirement Path 2045 Fund - Institutional Shares
2020#	$11.88	$	—(1)	$(0.66)	$(0.66)	$—	$—	$—	$11.22	(5.56)%	$1,201,044	0.05%	0.02%	10%
2019	$10.27		$0.25	$2.12	$2.37	$(0.24)	$(0.52)	$(0.76)	$11.88	23.14%	$1,213,088	0.06%	2.18%	11%
2018	$11.90		$0.23	$(1.11)	$(0.88)	$(0.29)	$(0.46)	$(0.75)	$10.27	(7.27)%	$873,412	0.06%	1.94%	11%
2017	$10.20		$0.22	$1.92	$2.14	$(0.29)	$(0.15)	$(0.44)	$11.90	21.00%	$766,861	0.06%	1.93%	14%
2016	$9.74		$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09		$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
KP Retirement Path 2050 Fund - Institutional Shares
2020#	$12.07	$	—(1)	$(0.71)	$(0.71)	$—	$—	$—	$11.36	(5.88)%	$777,726	0.05%	0.01%	9%
2019	$10.37		$0.26	$2.18	$2.44	$(0.24)	$(0.50)	$(0.74)	$12.07	23.52%	$762,520	0.06%	2.19%	12%
2018	$12.01		$0.24	$(1.16)	$(0.92)	$(0.29)	$(0.43)	$(0.72)	$10.37	(7.52)%	$512,532	0.06%	1.96%	10%
2017	$10.24		$0.23	$1.97	$2.20	$(0.29)	$(0.14)	$(0.43)	$12.01	21.52%	$414,001	0.06%	2.02%	13%
2016	$9.75		$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09		$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

Financial Highlights

For the six-months ended June 30, 2020 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡
KP Retirement Path 2055 Fund - Institutional Shares
2020#	$12.17	$	—(1)	$(0.74)	$(0.74)	$—	$—		$—	$—	$11.43	(6.08)%	$310,869	0.05%	0.01%	10%
2019	$10.43		$0.27	$2.21	$2.48	$(0.24)	$(0.50)		$—	$(0.74)	$12.17	23.71%	$283,913	0.06%	2.30%	13%
2018	$12.03		$0.25	$(1.18)	$(0.93)	$(0.30)	$(0.37)		$—	$(0.67)	$10.43	(7.68)%	$166,000	0.06%	2.09%	12%
2017	$10.22		$0.26	$1.94	$2.20	$(0.29)	$(0.10)		$—	$(0.39)	$12.03	21.59%	$111,748	0.06%	2.24%	15%
2016	$9.70		$0.22	$0.58	$0.80	$(0.18)	$(0.10)		$—	$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07		$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)		$—	$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
KP Retirement Path 2060 Fund - Institutional Shares
2020#	$11.96	$	—(1)	$(0.73)	$(0.73)	$—	$—		$—	$—	$11.23	(6.10)%	$64,522	0.05%	0.01%	15%
2019	$10.18		$0.27	$2.14	$2.41	$(0.23)	$(0.40)		$—	$(0.63)	$11.96	23.73%	$58,175	0.06%	2.29%	23%
2018	$12.00		$0.25	$(1.18)	$(0.93)	$(0.29)	$(0.60)		$—	$(0.89)	$10.18	(7.65)%	$33,888	0.06%	2.05%	36%
2017	$10.27		$0.28	$1.94	$2.22	$(0.29)	$(0.20)		$—	$(0.49)	$12.00	21.66%	$22,985	0.07%	2.43%	27%
2016	$9.78		$0.21	$0.59	$0.80	$(0.18)	$(0.13)		$—	$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12		$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)		$—	$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
KP Retirement Path 2065 Fund* - Institutional Shares
2020#	$10.94	$	—(1)	$(0.67)	$(0.67)	$—	$—		$—	$—	$10.27	(6.12)%	$16,089	0.06%^^	0.01%	85%
2019@	$10.00		$0.23	$0.93	$1.16	$(0.21)	$(0.01)		$—	$(0.22)	$10.94	11.67%	$13,425	0.06%^	3.61%	12%
KP Large Cap Equity Fund - Institutional Shares
2020#	$13.91		$0.09	$(0.38)	$(0.29)	$—	$—		$—	$—	$13.62	(2.08)%	$3,137,729	0.29%	1.41%	24%
2019	$11.30		$0.20	$3.11	$3.31	$(0.19)	$(0.51)		$—	$(0.70)	$13.91	29.32%	$3,203,820	0.30%	1.48%	45%
2018	$12.98		$0.22	$(0.87)	$(0.65)	$(0.19)	$(0.84)		$—	$(1.03)	$11.30	(4.82)%	$2,352,152	0.30%	1.65%	49%
2017	$11.19		$0.18	$2.49	$2.67	$(0.17)	$(0.71)		$—	$(0.88)	$12.98	23.84%	$2,250,917	0.31%	1.47%	41%
2016	$10.56		$0.18	$0.88	$1.06	$(0.17)	$(0.26)		$—	$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82		$0.15	$0.17	$0.32	$(0.15)	$(0.43)		$—	$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
KP Small Cap Equity Fund - Institutional Shares
2020#	$11.27		$0.04	$(1.47)	$(1.43)	$—	$—		$—	$—	$9.84	(12.69)%	$1,306,668	0.51%	0.82%	53%
2019	$9.29		$0.09	$2.30	$2.39	$(0.09)	$(0.32)		$—	$(0.41)	$11.27	25.67%	$1,364,106	0.52%	0.80%	83%
2018	$12.08		$0.07	$(1.24)	$(1.17)	$(0.06)	$(1.56)		$—	$(1.62)	$9.29	(9.30)%	$1,006,978	0.52%	0.57%	85%
2017	$11.22		$0.05	$1.97	$2.02	$(0.06)	$(1.10)		$—	$(1.16)	$12.08	17.95%	$1,075,158	0.53%	0.41%	100%
2016	$9.55		$0.08	$1.68	$1.76	$(0.09)	$—		$—	$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32		$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$	—(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
KP International Equity Fund - Institutional Shares
2020#	$10.81		$0.11	$(1.46)	$(1.35)	$—	$—		$—	$—	$9.46	(12.49)%	$2,083,192	0.47%	2.27%	13%
2019	$9.05		$0.25	$1.82	$2.07	$(0.26)	$(0.05)		$—	$(0.31)	$10.81	22.87%	$2,110,101	0.47%	2.48%	41%
2018	$11.20		$0.24	$(1.79)	$(1.55)	$(0.19)	$(0.41)		$—	$(0.60)	$9.05	(13.75)%	$1,591,217	0.47%	2.19%	32%
2017	$8.93		$0.21	$2.37	$2.58	$(0.26)	$(0.05)		$—	$(0.31)	$11.20	28.95%	$1,469,968	0.49%	2.06%	125%
2016	$8.84		$0.20	$0.07	$0.27	$(0.18)	$—		$—	$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30		$0.20	$(0.46)	$(0.26)	$(0.19)	$—		$(0.01)	$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
KP Fixed Income Fund - Institutional Shares
2020#	$10.23		$0.14	$0.32	$0.46	$—	$—		$—	$—	$10.69	4.50%	$2,285,331	0.28%	2.78%	189%
2019	$9.69		$0.34	$0.58	$0.92	$(0.32)	$(0.06)		$—	$(0.38)	$10.23	9.57%	$2,340,221	0.29%	3.29%	325%
2018	$10.05		$0.31	$(0.40)	$(0.09)	$(0.27)	$—		$—	$(0.27)	$9.69	(0.86)%	$2,038,900	0.31%	3.18%	422%
2017	$9.86		$0.27	$0.16	$0.43	$(0.24)	$—		$—	$(0.24)	$10.05	4.41%	$1,581,880	0.31%	2.63%	547%
2016	$9.79		$0.24	$0.16	$0.40	$(0.23)	$(0.10)		$—	$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00		$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$	—(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%

*	Commenced operations on May 24, 2019.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the period ended May 24, 2019. All ratios for the period have been annualized.
#	For the period ended June 30, 2020. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.

‡     Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

^	The ratio of Expenses to Average Net Assets included the effect of a reimbursement. If these offsets were excluded, the ratio would have been 0.36%.
^^	The ratio of Expenses to Average Net Assets included the effect of a reimbursement. If these offsets were excluded, the ratio would have been 0.12%.
(1)	Amount less than $0.01 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

The KP FUNDS	June 30, 2020 (Unaudited)

Notes to Financial Statements

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013, as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fifteen funds: KP Path Retirement Income Fund (formerly, KP Retirement Path 2015 Fund), KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, and KP Retirement Path 2065 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

KP Retirement Path 2065 Fund commenced operations on May 24, 2019.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the

The KP FUNDS	June 30, 2020 (Unaudited)

amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2020, KP Large Cap Equity, KP International Equity, and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to each Funds’ schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices

The KP FUNDS	June 30, 2020 (Unaudited)

in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six-months ended June 30, 2020, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund is monitoring and accruing foreign capital gains for $299 (000). Please refer to the Statement of Assets and Liabilities for further information.

As of and during the six-months ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended June 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed,

The KP FUNDS	June 30, 2020 (Unaudited)

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. Refer to each Funds’ Schedule of Investments for details regarding open forward foreign currency contracts.

For the six-months ended June 30, 2020, the average balances of forward foreign currency exchange contracts were as follows (000):

KP Fixed Income Fund

Average Monthly Notional Contracts Purchased	$ (36,641)

Average Monthly Notional Contracts Sold	14,897

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2020, if applicable.

For the six-months ended June 30, 2020, the average balances of futures contracts were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund

Average Quarterly Market Value Balance Long	$27,838	$2,571	$19,641

Average Quarterly Market Value Balance Short	-	-	-

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive

The KP FUNDS	June 30, 2020 (Unaudited)

the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of June 30, 2020, if applicable.

For the six-months ended June 30, 2020, the average balances of swaps contracts were as follows (000):

KP Fixed Income Fund

Average Quarterly Market Value Balance Long	$909

Average Quarterly Market Value Balance Short	-

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to coun-

The KP FUNDS	June 30, 2020 (Unaudited)

terparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2020, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian.

As of June 30, 2020, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2020 (000):

KP Fixed Income Fund

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Foreign Currency Contracts	Total Over the Counter	Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Barclays	$410	$410	$(247)	$(247)	$ 163	$-	$ 163

HSBC	178	178	(448)	(448)	(270)	-	(270)

Total over the counter	$588	$588	$(695)	$(695)

† Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive

The KP FUNDS	June 30, 2020 (Unaudited)

cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve-month period from inception of the Fund. As of June 30, 2020, the offering costs for the KP Retirement Path 2065 Fund were fully amortized.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on the ex-dividend date.

3. Derivative Transactions:

The following tables include the KP Fixed Income Fund’s exposure by type of risk on derivatives held throughout the period:

The fair value of derivative instruments as of June 30, 2020, is as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value (000)		Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward			Net Assets — Unrealized depreciation on forward
	foreign currency contracts	$588	*	foreign currency contracts	$695	*
Credit Contracts	Net Assets — Unrealized appreciation on swap contracs	25			285

Total Derivatives not accounted for as hedging instruments		$613			$980

*	Includes cumulative appreciation/(depreciation) of futures and forward contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statements of Operations for the six-months ended June 30, 2020, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

	Swap Contracts	Forward Foreign Currency Contracts	Total
Credit contracts	$1,612	$-	$1,612
Foreign exchange contracts	-	1,581	1,581

Total	$1,612	$1,581	$3,193

The KP FUNDS	June 30, 2020 (Unaudited)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

	Swap Contracts	Forward Foreign Currency Contracts	Total
Credit contracts	$(260)	$-	$(260)
Foreign exchange contracts	-	68	68

Total	$(260)	$68	$(192)

As of June 30, 2020, the KP Fixed Income Fund’s derivative instruments are not subject to a master netting arrangement. For the derivative exposure of the KP Large Cap Equity Fund, KP Small Cap Equity Fund and KP International Equity Fund refer to each Funds’ Schedule of Investments and Statement of Operations.

4. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee which will vary depending on the average daily net assets of the Funds. For the six-months ended June 30, 2020, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee

KP Retirement Path Retirement Income Fund	$51	KP Retirement Path 2050 Fund	$85

KP Retirement Path 2020 Fund	$118	KP Retirement Path 2055 Fund	$33

KP Retirement Path 2025 Fund	$161	KP Retirement Path 2060 Fund	$7

KP Retirement Path 2030 Fund	$163	KP Retirement Path 2065 Fund	$2

KP Retirement Path 2035 Fund	$181	KP Large Cap Equity Fund	$537

KP Retirement Path 2040 Fund	$167	KP Small Cap Equity Fund	$217

KP Retirement Path 2045 Fund	$133	KP International Equity Fund	$344

		KP Fixed Income Fund	$400

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serve as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro-rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s

The KP FUNDS	June 30, 2020 (Unaudited)

pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as the investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of June 30, 2020, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser

KP Large Cap Equity Fund

AQR Capital Management, LLC

MFS Investment Management

PanAgora Asset Management, Inc.

SSgA Funds Management, Inc.

T. Rowe Price

KP Small Cap Equity Fund

Aristotle Capital Boston, LLC

CastleArk Management, LLC

Columbus Circle Investors

DePrince Race & Zollo, Inc.

PENN Capital Management Company, Inc.

SSgA Funds Management, Inc.

Walthausen & Co., LLC

KP International Equity Fund

Acadian Asset Management LLC

Lazard Asset Management LLC

Marathon Asset Management LLP

MFS Investment Management

Sprucegrove Investment Management Ltd.

SSgA Funds Management, Inc.

William Blair & Company, LLC

KP Fixed Income Fund

Credit Suisse Asset Management

Loomis, Sayles & Company, LP

Payden & Rygel

SSgA Funds Management, Inc.

The KP FUNDS	June 30, 2020 (Unaudited)

7. Investment Transactions:

For the six-months ended June 30, 2020, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2020 Fund	$100,469	$132,580
KP Retirement Path 2025 Fund	161,124	173,365
KP Retirement Path 2030 Fund	171,382	154,943
KP Retirement Path 2035 Fund	192,148	168,186
KP Retirement Path 2040 Fund	184,147	149,032
KP Retirement Path 2045 Fund	162,770	110,619
KP Retirement Path 2050 Fund	124,713	69,286
KP Retirement Path 2055 Fund	67,329	27,147
KP Retirement Path 2060 Fund	17,886	8,856
KP Retirement Path 2065 Fund	15,827	12,684
KP Retirement Path Retirement Income Fund	40,509	57,132
KP Large Cap Equity Fund	716,564	765,496
KP Small Cap Equity Fund	738,792	634,438
KP International Equity Fund	472,358	241,028
KP Fixed Income Fund	1,029,199	946,471

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $2,882,576 (000) and $ 3,103,272 (000), respectively.

8. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, REIT adjustments, PFIC gain reclass, investment in partnerships, reclass of distributions, paydowns and foreign exchange gain/(loss). None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends and distributions declared during the year or period ended December 31, 2019 and December 31, 2018 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path Retirement Income Fund	2019	$12,795	$13,933	$—	$26,728
	2018	11,803	16,059	—	27,862
KP Retirement Path 2020 Fund	2019	27,936	34,844	—	62,780
	2018	25,272	34,870	—	60,142
KP Retirement Path 2025 Fund	2019	35,357	48,008	—	83,365
	2018	31,490	43,247	—	74,737
KP Retirement Path 2030 Fund	2019	33,665	53,028	—	86,693
	2018	30,892	44,059	—	74,951
KP Retirement Path 2035 Fund	2019	35,964	64,322	—	100,286
	2018	34,445	52,001	—	86,446
KP Retirement Path 2040 Fund	2019	31,771	63,606	—	95,377
	2018	31,604	47,645	—	79,249
KP Retirement Path 2045 Fund	2019	24,211	49,830	—	74,041
	2018	24,064	36,086	—	60,150
KP Retirement Path 2050 Fund	2019	14,783	29,471	—	44,254
	2018	14,097	19,572	—	33,669

The KP FUNDS	June 30, 2020 (Unaudited)

	Year		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2055 Fund	2019		$5,413	$10,735	$—	$16,148
	2018		4,535	5,416	—	9,951
KP Retirement Path 2060 Fund	2019		1,111	1,826	—	2,937
	2018		928	1,783	—	2,711
KP Retirement Path 2065 Fund	2019	*	270	—	—	270
KP Large Cap Equity Fund	2019		43,959	111,241	—	155,200
	2018		46,521	153,148	—	199,669
KP Small Cap Equity Fund	2019		10,310	37,166	—	47,476
	2018		62,717	87,900	—	150,617
KP International Equity Fund	2019		50,315	8,610	—	58,925
	2018		38,316	62,126	—	100,442
KP Fixed Income Fund	2019		85,819	—	—	85,819
	2018		55,856	—	—	55,856

*	KP Retirement Path 2065 Fund did not commence operations prior to December 31, 2018.

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
KP Retirement Path Retirement Income Fund	$–	$4,742	$–	$–	$18,521	$2	$23,265
KP Retirement Path 2020 Fund	–	17,347	–	–	47,247	–	64,594
KP Retirement Path 2025 Fund	–	26,869	–	–	81,390	7	108,266
KP Retirement Path 2030 Fund	–	29,223	–	–	95,656	1	124,880
KP Retirement Path 2035 Fund	–	35,362	–	–	123,139	(1)	158,500
KP Retirement Path 2040 Fund	–	33,213	–	–	122,565	(1)	155,777
KP Retirement Path 2045 Fund	–	27,510	–	–	90,885	–	118,395
KP Retirement Path 2050 Fund	–	16,578	–	–	49,300	–	65,878
KP Retirement Path 2055 Fund	–	6,395	–	–	11,853	(2)	18,246
KP Retirement Path 2060 Fund	–	1,154	–	–	1,517	1	2,672
KP Retirement Path 2065 Fund	67	251	–	–	721	–	1,039
KP Large Cap Equity Fund	112	–	–	41,831	637,839	2	679,784
KP Small Cap Equity Fund	470	8,040	–	–	118,540	2	127,052
KP International Equity Fund	2,123	5,857	–	–	188,337	(3)	196,314
KP Fixed Income Fund	4,970	–	–	–	46,382	(5,420)*	45,932

*	Other temporary differences are primarily attributable to straddle loss deferral.

Post-October losses represent losses realized on investment transactions from November 1, 2019, through December 31, 2019, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Funds have no capital loss carry forward to future periods.

During the fiscal year ended December 31, 2019, KP Fixed Income Fund utilized $19,861 in capital loss carry forwards to offset capital gains.

The KP FUNDS	June 30, 2020 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable for Federal income tax purposes at June 30, 2020, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path Retirement Income Fund	$426,567	$23,891	$(4,073)	$19,818
KP Retirement Path 2020 Fund	987,003	50,970	(10,959)	40,011
KP Retirement Path 2025 Fund	1,361,898	69,264	(17,935)	51,329
KP Retirement Path 2030 Fund	1,393,617	70,723	(21,996)	48,727
KP Retirement Path 2035 Fund	1,561,823	76,524	(29,086)	47,438
KP Retirement Path 2040 Fund	1,447,645	68,616	(29,589)	39,027
KP Retirement Path 2045 Fund	1,178,963	48,857	(26,767)	22,090
KP Retirement Path 2050 Fund	774,869	24,354	(21,490)	2,864
KP Retirement Path 2055 Fund	314,002	6,914	(10,044)	(3,130)
KP Retirement Path 2060 Fund	64,507	1,474	(1,458)	16
KP Retirement Path 2065 Fund	14,568	1,521	–	1,521
KP Large Cap Equity Fund	2,541,080	673,280	(141,566)	531,714
KP Small Cap Equity Fund	1,296,154	162,803	(153,829)	8,974
KP International Equity Fund	2,063,493	260,369	(264,585)	(4,216)
KP Fixed Income Fund	2,371,195	107,339	(39,870)	67,469

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, premium amortization on callable bonds and wash sales.

9. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Allocation Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser’s judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund’s performance.

Asset Allocation Risk (Target Date Funds) — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Asset-Backed Securities Risk (KP Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk (KP Fixed Income Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Common Stock Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund)— The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Convertible and Preferred Securities Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

The KP FUNDS	June 30, 2020 (Unaudited)

Corporate Fixed Income Securities Risk (KP Large Cap Equity Fund, KP Fixed Income Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (KP Fixed Income Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (KP International Equity Fund, KP Fixed Income Fund)— As a result of the Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk (KP Large Cap Equity Fund, KP International Equity Fund) — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps are subject to market risk, leverage risk, correlation risk, and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. The Fund’s use of forward contracts, credit-linked notes, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (“ETFs”) Risk (KP Large Cap Equity Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the value of its underlying securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro-rata portion of the ETF’s expenses.

Extension Risk (KP Fixed Income Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (KP Fixed Income Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (KP Fixed Income Fund) — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The KP FUNDS	June 30, 2020 (Unaudited)

Geographic Concentration Risk (KP International Equity Fund) — Since the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Growth Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (KP Fixed Income Fund) — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Rates associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment in Europe Risk (KP International Equity Fund) — The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investment in Japan Risk (KP International Equity Fund) — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Investment in Underlying Funds Risk (Target Date Funds) — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Under-lying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

• Allocation Risk — With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund’s investment adviser’s judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Underlying Fund’s performance.

• Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

• Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

• Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

• Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensi-

The KP FUNDS	June 30, 2020 (Unaudited)

tive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

• Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

• Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

• Currency Risk — As a result of an Underlying Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

• Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

• Derivatives Risk — An Underlying Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund’s share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

• Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

• Fixed Income Market Risk — The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

• Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

• Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

• Geographic Concentration Risk — An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance

The KP FUNDS	June 30, 2020 (Unaudited)

of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

• Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

• Income Fluctuations Risk — An Underlying Fund’s income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in infl ation.

• Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

• Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

• Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

• Liquidity Risk — The risk that certain securities may be diffi cult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

• Mortgage-Backed Securities Risk (KP Fixed Income Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

• Mortgage Dollar Rolls Risk (KP Fixed Income Fund) — An Underlying Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Underlying Fund. At the time an Underlying Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by an Underlying Fund.

• Municipal Securities Risk (KP Fixed Income Fund) — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of an Underlying Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

• Passive Sub-strategy Risk — A certain portion of an Underlying Fund’s assets (i.e., a sub-strategy) may not be actively managed. Instead, such sub-strategy may be managed to track the performance of an unmanaged index of securities. As a result, the sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Underlying Fund’s return to be lower than if the sub-strategy were managed pursuant to an active strategy. In addition, the return of the sub-strategy may not match or achieve a high degree of correlation with the returns of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of such portion, and other reasons.

• Portfolio Turnover Risk — Due to its investment strategy, an Underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The KP FUNDS	June 30, 2020 (Unaudited)

• Prepayment Risk (KP Fixed Income Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring an Underlying Fund to invest the proceeds at generally lower interest rates.

• Senior Loans/Bank Loans Risk (KP Fixed Income Fund)— With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

• Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

• U.S. Government Securities Risk (KP Fixed Income Fund)— An Underlying Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Investment Style Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that large capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Companies Risk (KP Large Cap Equity Fund, KP International Equity Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, Target Date Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Model and Data Risk (KP Large Cap Equity Fund) — Quantitative models and information, and data supplied by third parties (“Models and Data”), are used to construct sets of transactions and investments, and to provide risk management insights. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The KP FUNDS	June 30, 2020 (Unaudited)

Mortgage-Backed Securities Risk (KP Fixed Income Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk (KP Fixed Income Fund) — The Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

Multi-Manager Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Securities Risk (KP Fixed Income Fund) — There may be economic or political changes that impact the ability of municipal issuers to repay the principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Passive Sub-strategy Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Sub-strategy employed an active strategy. In addition, the Substrategy’s return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Portfolio Turnover Risk (KP Small Cap Equity Fund, KP Fixed Income Fund, KP Fixed Income Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk (KP Fixed Income Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Retirement Income Risk (Target Date Funds) — The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor’s ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor’s expected retirement date, the investor’s individual retirement needs, the investor’s other sources of income and other assets, and inflation. The Fund’s glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the number of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of his or her investment in the Fund. The Fund is considered a “through retirement” fund because it continues to grow more conservative through its target date year, reaching its most conservative asset allocation five years after the target date year. The Fund, therefore, provides greater exposure to equity securities during the first five years of an investor’s assumed retirement age and is subject to greater volatility than if it had reached its most conservative allocation during the target date year. This risk is greater for an investor who begins to withdraw a portion or all of his or her investment in the Fund before the Fund reaches its most conservative allocation. Conversely, for an investor who begins to withdraw a portion or all of his or her investment in the Fund sometime after the Fund reaches its most conservative allocation, there is a greater risk that the Fund’s glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which

The KP FUNDS	June 30, 2020 (Unaudited)

may ultimately prevent the investor from achieving his or her income and appreciation goals. There can be no assurance that an investor’s investment in the Fund will provide income in amounts adequate to meet the investor’s goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

Rights and Warrants Risk (KP Large Cap Equity Fund) — Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and an investment in a right or warrant may therefore, create greater potential for capital loss than an investment in the underlying security. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Senior Loans/Bank Loans Risk (KP Fixed Income Fund) — With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.

Small and Medium Capitalization Companies Risk (KP Small Cap Equity Fund, KP International Equity Fund) —The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Tracking Error Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that a Sub-strategy’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy’s investments and the benchmark and other factors.

U.S. Government Securities Risk (KP Fixed Income Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) —If a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Valuation Risk (KP Fixed Income Fund) — The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

The KP FUNDS	June 30, 2020 (Unaudited)

11. Other:

At June 30, 2020, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of either affiliated shareholders, the Target Date Funds, or unaffiliated shareholders, omnibus accounts that are held on behalf of individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non- affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	0	0%	1	100%
KP Retirement Path 2020 Fund	0	0%	1	100%
KP Retirement Path 2025 Fund	0	0%	1	100%
KP Retirement Path 2030 Fund	0	0%	1	100%
KP Retirement Path 2035 Fund	0	0%	1	100%
KP Retirement Path 2040 Fund	0	0%	1	100%
KP Retirement Path 2045 Fund	0	0%	1	100%
KP Retirement Path 2050 Fund	0	0%	1	100%
KP Retirement Path 2055 Fund	0	0%	1	100%
KP Retirement Path 2060 Fund	0	0%	1	100%
KP Retirement Path 2065 Fund	0	0%	2	100%
KP Large Cap Equity Fund	5	76%	0	0%
KP Small Cap Equity Fund	3	40%	1	26%
KP International Equity Fund	5	78%	0	0%
KP Fixed Income Fund	5	78%	0	0%

12. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The KP FUNDS	June 30, 2020

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2020 and held for the six-month period ended June 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

The KP FUNDS	June 30, 2020

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

KP Retirement Path Retirement Income Fund
Actual Fund Return	$1,000.00	$1,006.80	0.06%	$0.30
Hypothetical 5% Return	1,000.00	1,024.57	0.06	0.30

KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$996.30	0.06%	$0.30
Hypothetical 5% Return	1,000.00	1,024.57	0.06	0.30

KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$983.90	0.06%	$0.30
Hypothetical 5% Return	1,000.00	1,024.57	0.06	0.30

KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$971.10	0.06%	$0.29
Hypothetical 5% Return	1,000.00	1,024.57	0.06	0.30

KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$958.70	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$949.90	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$944.40	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$941.20	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$939.20	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$939.00	0.05%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.05	0.25

KP Retirement Path 2065 Fund
Actual Fund Return	$1,000.00	$938.80	0.06%	$0.24
Hypothetical 5% Return	1,000.00	1,024.62	0.06	0.25

KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$979.20	0.29%	$1.43
Hypothetical 5% Return	1,000.00	1,023.42	0.29	1.46

KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$873.10	0.51%	$2.38
Hypothetical 5% Return	1,000.00	1,022.33	0.51	2.56

KP International Equity Fund
Actual Fund Return	$1,000.00	$875.10	0.47%	$2.19
Hypothetical 5% Return	1,000.00	1,022.53	0.47	2.36

KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,045.00	0.28%	$1.42
Hypothetical 5% Return	1,000.00	1,023.47	0.28	1.41

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

The KP FUNDS	June 30, 2020

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that (i) the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the recent period of market volatility, and (ii) the Board held a call with the Trust’s officers on March 25, 2020 where the officers discussed the operations and effectiveness of the Program during the then-current market volatility. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

The KP FUNDS	June 30, 2020

Approval of Investment Advisory Agreement (Unaudited)

Board Considerations in Renewing and Approving Fund Advisory and Sub-Advisory Agreements.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the advisory and, as applicable, sub-advisory agreements for each series (a “Fund”) of The KP Funds (the “Trust”) must be initially approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In addition, pursuant to Section 15 of the 1940 Act, a Fund’s advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of the Trust or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such renewal.

Board Considerations in Renewing the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management, LLC with respect to the KP Fixed Income Fund and the Sub-Advisory Agreement between the Adviser and Sprucegrove Investment Management Ltd. with respect to the KP International Equity Fund

A Board meeting was held on February 25, 2020 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the sub-advisory agreement between the Adviser and Credit Suisse Asset Management, LLC (“Credit Suisse”) with respect to the KP Fixed Income Fund, which included an amendment to incorporate a fee reduction; and

•

the sub-advisory agreement between the Adviser and Sprucegrove Investment Management Ltd. (“Sprucegrove,” and, together with Credit Suisse, the “Sub-Advisers”) with respect to the KP International Equity Fund.

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ sub-advisory fees paid to the Sub-Advisers and overall Fund fees and operating expenses; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In

The KP FUNDS	June 30, 2020

considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contributions thereto, over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the Sub-Advisers’ performance for the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Advisers’ performance was satisfactory, or, where the Sub-Advisers’ performance was materially below the Funds’ benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the sub-advisory fees payable by the Funds to the Sub-Advisers, the Trustees reviewed, among other things, a report of the sub-advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered

The KP FUNDS	June 30, 2020

how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving an Amendment to the Funds’ Advisory Agreement Between the Adviser and the Trust, on behalf of the Funds

At the February 25, 2020 meeting, the Adviser proposed an amendment to the investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, that would result in lowering the investment advisory fee paid to the Adviser by each Fund. Based on the Board’s deliberations and its evaluation of the information provided by the Adviser regarding the lower fee and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously agreed to approve the amendment to the Advisory Agreement based on the Board’s conclusion that the new, lower advisory fees were fair and reasonable to the Funds.

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

To Obtain a Prospectus, SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the Prospectus, SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 4, 2020